UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-06578
The Glenmede Portfolios
(Exact Name of Registrant as Specified in Charter)
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
(Address of Principal Executive Offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
1-800-442-8299
Date of Fiscal Year End: October 31, 2012
Date of Reporting Period: October 31, 2012

Item 1. Reports to Stockholders.

Glenmede
The Glenmede Fund, Inc.
The Glenmede Portfolios
Annual Report
October 31, 2012

     The performance for the portfolios shown on pages 2, 3 and 6 to 24 represents past performance and is not a guarantee of future results. A portfolio’s share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than their original cost.
     An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank. The yield of money market portfolios will fluctuate as market conditions change. Although the money market portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these portfolios.
     Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.
     The reports concerning the portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the portfolios in the future. These statements are based on the adviser’s or sub-adviser’s predictions and expectations concerning certain future events and their expected impact on the portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events and other factors that may influence the future performance of the portfolios. The adviser or sub-adviser, as applicable, believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS
PRESIDENT’S LETTER

Dear Shareholder:

We are pleased to present the annual report of the Glenmede family of funds for the fiscal year ended October 31, 2012. The volatility in the markets that has marked the last few years continued through this fiscal year. The sovereign debt crisis in Europe, the anticipated fiscal cliff, the U.S. Election and worry about employment and the housing market’s effects on the economy all contributed to the volatility. Despite this, equity and fixed income markets had positive returns for the fiscal year ended October 31, 2012. International equities, due to the more serious problems in Europe, had lower but positive returns for the period. Money market funds suffered very low yields as the Federal Reserve maintained short term rates at near zero.

At the fiscal year end on October 31, 2012, The Glenmede Fund, Inc. and The Glenmede Portfolios (collectively the “Glenmede Funds”) consisted of nineteen portfolios with total assets of $3.7 billion. The fund family includes five International Portfolios; International is sub-advised by Philadelphia International Advisors (“PIA”). Philadelphia International, Philadelphia International Small Cap, and Philadelphia International Emerging Markets are advised by PIA. These four portfolios account for 7% of the fund family’s assets as of October 31, 2012. The International Secured Options Portfolio was launched on September 28, 2012 to provide an International product similar to the domestic Secured Options Portfolio. This Portfolio is advised by Glenmede Investment Management LP.

All of the Glenmede Funds, other than the money market funds, are managed to seek long-term total returns consistent with reasonable risk to principal for their asset category. Efforts are made to keep expenses at competitive levels. All of the portfolios managed by Glenmede Investment Management LP use a quantitative style of investing.

This fiscal year ended October 31, 2012 showed positive returns across all domestic asset classes in anticipation of slow, but positive growth in the U.S. economy. The S&P 500 Index1 gained 15.2% and the Barclays Capital U.S. Aggregate Bond Index1 gained 5.25% for the fiscal year ended October 31, 2012. The MSCI EAFE Index1 performed worse than domestic stocks for the fiscal year gaining 4.61%, hurt by the debt problems in Europe. Small Cap stocks did not do as well as Large Cap stocks with the Russell 2000 Index1 returning 12.08% versus a return of 14.97% on the Russell 1000 Index1 for the fiscal year ended October 31, 2012. The Glenmede Large Cap Value Portfolio achieved a four star (****) Morningstar Overall Ratingtm2 among 1044 Large Value Equity Funds for the period ended October 31, 2012 (based on risk adjusted returns). The Glenmede Large Cap 100 Portfolio achieved a four star (****) Morningstar Overall Ratingtm2 among 1516 Large Blend Equity Funds for the period ended October 31, 2012 (based on risk adjusted returns). The Glenmede Large Cap Growth Portfolio achieved a four star (****) Morningstar Overall Ratingtm2 among 1492 Large Growth Equity Funds for the period ended October 31, 2012 (based on risk adjusted returns).

In response to the continuing slow economy, the Federal Reserve has maintained short term rates at 0.0%-0.25% since December 16, 2008. The yield curve flattened during the current fiscal year as one year maturity treasuries rose 6 basis points3 in yield and the 30 year treasury dropped 27 basis points. Money Market fund yields remain at all time lows.

Returns in the fixed income markets were good across all sectors, but especially in long corporate bonds which returned 14.58% as investors sought current yield. The Glenmede bond portfolios all have a high quality bias. The Muni Intermediate Portfolio achieved a four star (****) Morningstar Overall Ratingtm2 among 135 Muni National Short Funds for the period ended October 31, 2012 (based on risk-adjusted returns). The Morningstar Overall Ratingtm for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metric.

We have featured the Strategic Equity Portfolio and included Portfolio Highlights for each individual fund in this report. We welcome any questions about the Glenmede Funds and thank our clients for their continued support.

Sincerely,

Mary Ann B. Wirts
President

December 17, 2012

Past performance is no guarantee of future results.
Mutual fund investing involves risks. Principal loss is possible. The Portfolios may invest in foreign securities which, especially in emerging markets, will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund invest in smaller companies, which will involve additional risks such as limited liquidity and greater volatility than larger companies. Short sales by the Long/Short Portfolio and Total Market Portfolio involve leverage risk, credit exposure to brokers that execute the short sales and have potentially unlimited losses. Use of derivatives by the Secured Options Portfolio and the International Secured Options Portfolio may involve greater liquidity, counterparty, credit and pricing risks. The Muni Intermediate Portfolio and the New Jersey Muni Portfolio invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by political and economic factors in the Issuer’s region. The New Jersey Muni Portfolio is more susceptible to factors adversely affecting New Jersey issuers than is a municipal bond fund that is not concentrated in these issuers to the same extent. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer- term debt securities. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Diversification does not assure a profit or protect against a loss in a declining market. The Secured Options Portfolio and the International Secured Options Portfolio invest in options which have risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates. This investment may not be suitable for all investors.

An investment in a Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency or bank. Although the money market Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios.
[1]	The indices are defined on pages 25 to 27.
[2]	©2012 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
For each fund with at least a three-year history, Morningstar calculates a Overall Morningstar Ratingtm , (based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance, (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages). The Large Cap Value Portfolio was rated against the following numbers of U.S.-domiciled Large Value Equity funds over the following time periods: 1,044 funds overall, 1,044 funds in the last three years, 926 funds in the last five years, and 585 funds in the last ten years. With respect to these Large Value Equity funds, the Large Cap Value Portfolio received an Overall Morningstar Ratingtm of **** stars and a Morningstar Ratingtm of *** stars, **** and *** stars for the three-, five-, and ten-year periods, respectively. The Large Cap 100 Portfolio was rated against the following numbers of U.S.-domiciled Large Blend Equity funds over the following time periods: 1,516 funds overall, 1,516 funds in the last three years, and 1,324 funds in the last five years. With respect to these Large Blend Equity funds, the Large Cap 100 Portfolio received an Overall Morningstar Ratingtm of **** stars and a Morningstar Ratingtm of ***** stars and **** stars for the three- and five-year periods, respectively. The Large Cap Growth Portfolio was rated against the following numbers of U.S.-domiciled Large Growth Equity funds over the following time periods: 1,492 funds overall, 1,492 funds in the last three years and 1,295 funds in the last five years. With respect to these Large Growth Equity funds, the Large Cap Growth Portfolio received an Overall Morningstar Ratingtm of **** stars and a Morningstar Rating tm of **** stars and **** stars for the three and five year periods, respectively. The Muni Intermediate Portfolio was rated against the following numbers of U.S.-domiciled Muni National Short funds over the following time periods: 135 funds overall, 135 funds in the last three years, 110 funds in the last five years, and 82 funds in the last ten years. With respect to these Muni Short funds, the Muni Intermediate Portfolio received an Overall Morningstar Ratingtm of **** stars and a Morningstar Ratingtm of ***** stars, **** stars and *** stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.
[3]	A basis point equals .01%.

This material must be preceded or accompanied by a current prospectus.
The Glenmede Fund, Inc. and the Glenmede Portfolios are distributed by Quasar Distributors, LLC. 12/12.

THE GLENMEDE FUND, INC.

Inside the
STRATEGIC EQUITY PORTFOLIO

The Glenmede Strategic Equity Portfolio seeks to invest in common stocks of, what in our opinion are, highly profitable, well managed companies that possess durable business models. Peter J. Zuleba, III, CFA, serves as lead portfolio manager for the Glenmede Strategic Equity Portfolio, where he combines a quantitative discipline with fundamental research insights. Mr. Zuleba joined the parent company, The Glenmede Trust Company, N.A. in 2004 and has managed the product since his arrival. Peter is supported in the portfolio management process by Adam Douberly. Additionally, Brad Hoopman, John Kichula, CFA, Mark Livingston, CFA and Keith Peter, CFA comprise the fundamental research team supporting the portfolio.

Our fundamental belief is that all companies are not created equal and only a small subset of most indices possesses qualities that you want to “own”. With this as our basis, a universe of companies is reviewed and only those that consistently exceed median industry level profitability metrics are then subject to rigorous fundamental analysis. When evaluating companies, our industry analysts will look for the following characteristics:

Management

Arrow Pointing Right Strong operators

Arrow Pointing Right Intelligent allocation of capital
Financial Condition & Profitability

Arrow Pointing Right Strong balance sheet and free cash flow

Arrow Pointing Right High returns on capital

Arrow Pointing Right High quality of earnings
Competitive Position

Arrow Pointing Right Non-obsolescent products/services

Arrow Pointing Right Dominant or growing market share

Arrow Pointing Right Participation in a growing market

Arrow Pointing Right Global presence and brand names

The portfolio management and fundamental analysis research team collaborates on a daily basis to determine sector allocation, stock selection and absolute/relative position size. The goal of this interaction meeting is to create a well diversified, risk controlled portfolio that incorporates varied opinions and over seventy five years of cumulative investment experience.

Glenmede believes that an actively managed, diversified portfolio of attractively valued companies which consistently generate high returns on capital, has the potential to achieve superior long-term performance.

 1 Please refer to Portfolio Highlights on page 9 for detailed performance figures for the Strategic Equity Portfolio.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
		iMoneyNet’s
		Government
Government Cash Portfolio		All Averagetm
Year ended 10/31/12	0.00%	0.01%
Five Years ended 10/31/12	0.75%	0.48%
Ten Years ended 10/31/12	1.84%	1.49%
Inception (11/7/88) through 10/31/12[1]	3.91%	3.45%

	7-Day	7-Day
Government Cash Portfolio	Current Yield	Effective Yield
As of 10/31/12	0.00%	0.00%

The Government Cash Portfolio returned 0.00% for the fiscal year ended October 31, 2012. The benchmark, the iMoneynet Government All Average, returned 0.01% for the year. The performance was in line with its benchmark as shorter dated securities hovered near zero. The Portfolio seeks to capture yield through purchases of U.S. Government agency coupon and discount notes in conjunction with U.S. treasury — collateralized repurchase agreements. The Portfolio seeks to enhance the yield while holding high quality securities and maintaining diversification.

Hypothetical Illustration of $10,000 Invested in
Government Cash Portfolio vs.
iMoneyNet’s Government All Averagetm
10/31/02 through 10/31/12

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The performance quoted reflects fee waivers in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark return is for the period beginning November 30, 1988.

The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
		iMoneyNet’s
		National Retail
Tax-Exempt Cash Portfolio		Tax-Free Averagetm
Year ended 10/31/12	0.00%	0.01%
Five Years ended 10/31/12	0.45%	0.46%
Ten Years ended 10/31/12	1.25%	1.05%
Inception (11/10/88) through 10/31/12[1]	2.60%	2.27%

	7-Day	7-Day
Tax-Exempt Cash Portfolio	Current Yield	Effective Yield
As of 10/31/12	0.00%	0.00%

The Tax Exempt Cash Portfolio has slightly underperformed iMoneyNet’s National Retail Tax-Free Average over the past 5 years because of its defensive position which included a short average maturity. During longer periods, the Portfolio has consistently outperformed the index. Money Market instruments have experienced record low yields during the past three fiscal years resulting in Portfolio yields as low as 0%.

Hypothetical Illustration of $10,000 Invested in
Tax-Exempt Cash Portfolio vs.
iMoneyNet’s National Retail Tax-Free Averagetm
10/31/02 through 10/31/12

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

[1]	Benchmark return is for the period beginning November 30, 1988.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
		Barclays Capital	Morningstar
		U.S. Aggregate	Intermediate-Term
Core Fixed Income Portfolio		Bond Index	Bond Average
Year ended 10/31/12	5.51%	5.25%	7.13%
Five Years ended 10/31/12	6.30%	6.38%	5.74%
Ten Years ended 10/31/12	5.03%	5.39%	4.95%
Inception (11/17/88) through 10/31/12[1]	6.84%	7.18%	6.47%

The Core Fixed Income Portfolio returned 5.51% for the fiscal year ended October 31, 2012. The benchmark, the Barclays Capital U. S. Aggregate Bond Index, returned 5.25% for the year and the Portfolio’s peer group, the Morningstar Intermediate — Term Bond, returned 7.13% for the year. The Portfolio’s outperformance versus the Barclays Capital U.S. Aggregate Bond Index can be credited to the portfolio overweighting and underweighting within the primary bond sectors, specifically overweighting the corporate and mortgage sectors. The Portfolio’s underperformance versus its peer group can be attributed to the Portfolio’s high credit quality bias and low risk themes. The lower tier BBB investment grade securities outperformed the higher AA quality securities, by over 5.5%. The Portfolio seeks to add value by monitoring yield curve exposure while utilizing sector and security selection. The Portfolio seeks to maintain a duration target which is similar to its benchmark. Diversification, liquidity, and low risk themes dominate the Portfolio’s investment discipline. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2012 Prospectus is 0.57%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Core Fixed Income Portfolio vs.
Barclays Capital U.S. Aggregate Bond Index and
Morningstar Intermediate-Term Bond Average
10/31/02 through 10/31/12

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning November 30, 1988 for Barclays Capital U.S. Aggregate Bond Index and December 1, 1988 for Morningstar Intermediate-Term Bond Average.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
		Return After Taxes on			Morningstar
	Return		Distributions and		Large
	Before		Sales	S&P 500	Growth
Strategic Equity Portfolio	Taxes	Distributions	of Fund Shares	Index	Average
Year ended 10/31/12	12.68%	12.53%	8.43%	15.20%	9.99%
Five Years ended 10/31/12	0.02%	−0.11%	0.00%	0.36%	−0.69%
Ten Years ended 10/31/12	5.89%	5.53%	5.10%	6.90%	5.83%
Inception (07/20/89) through 10/31/12[1]	7.68%	6.46%	6.29%	8.65%	7.20%

For the fiscal year ended October 31, 2012, the Strategic Equity Portfolio returned 12.68%. The S&P500 Index returned 15.20% for the same period. While sector allocation did not impact returns, the Portfolio was negatively impacted by stock selection. The adverse performance impact during the fiscal year resulted from the Portfolio’s commitment to stocks with high returns persistency. To that end, stocks with the lowest returns on invested capital over the fiscal year ended October 31, 2012 outpaced higher returns companies by several percentage points. The Portfolio remains committed to purchasing, what the portfolio manager believes are, high return companies at attractive valuations and the belief that those stocks should be rewarded with outperformance over time. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2012 Prospectus, is 0.88%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Strategic Equity Portfolio vs. S&P 500 Index
and Morningstar Large Growth Average
10/31/02 through 10/31/12

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning July 31, 1989.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
				Morningstar
Small Cap Equity Portfolio -		Russell 2000	S&P 500	Small
Advisor Class		Index	Index	Blend Average
Year ended 10/31/12	10.16%	12.08%	15.20%	10.69%
Five Years ended 10/31/12	1.85%	1.19%	0.36%	0.52%
Ten Years ended 10/31/12	9.79%	9.58%	6.90%	8.91%
Inception (03/01/91) through 10/31/12[1]	10.01%	9.29%	8.55%	9.88%
Small Cap Equity Portfolio -
Institutional Class
Year ended 10/31/12	10.38%	12.08%	15.20%	10.69%
Five Years ended 10/31/12	2.06%	1.19%	0.36%	0.52%
Ten Years ended 10/31/12	10.06%	9.58%	6.90%	8.91%
Inception (01/02/98) through 10/31/12[2]	10.19%	9.29%	8.55%	9.88%

For the fiscal year ended October 31, 2012, the Small Cap Equity Portfolio Advisor Class returned 10.16% and the Small Cap Equity Portfolio Institutional Class returned 10.38%, compared to the Russell 2000 Index return of 12.08% and the Morningstar Small Blend Average return of 10.69%. Despite the Portfolio outperforming in six out of eight sectors, the deficits accumulated in the health care and technology sectors were too much to overcome. Stock selection was the biggest culprit. The energy, basic industry and the consumer sectors were the best performing relative sectors. The Portfolio’s gross annual operating expense ratios, as stated in the February 28, 2012 prospectus are 0.94% and 0.74% for the Adviser and Institutional shares, respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights in this report.

Hypothetical Illustration of $10,000 Invested in
Small Cap Equity Portfolio Advisor Class vs. Russell 2000 Index,
S&P 500 Index and Morningstar Small Blend Average*
10/31/02 through 10/31/12

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

[1]	Benchmark returns are for the Advisor Class inception period beginning February 28, 1991 for the Russell 2000 Index and the S&P 500 Index and April 1, 1991 for the Morningstar Small Blend Average.
[2]	Average annual total return for the Institutional Class includes the period from 03/01/91 through 10/31/12. Prior to the inception of the Institutional Class on 01/02/98, performance for the Institutional Class is based on the average annual total return of the Advisor Class.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
				Morningstar
		Russell 1000	S&P 500	Large Value
Large Cap Value Portfolio		Value Index	Index	Average
Year ended 10/31/12	12.86%	16.89%	15.20%	13.55%
Five Years ended 10/31/12	0.58%	–1.00%	0.36%	–1.41%
Ten Years ended 10/31/12	7.63%	7.34%	6.90%	6.29%
Inception (01/04/93) through 10/31/12[1]	8.24%	9.05%	8.20%	7.33%

For the fiscal year ended October 31, 2012, the Glenmede Large Cap Value Portfolio returned 12.86%, while its benchmark, the Russell 1000 Value Index returned 16.89%. Telecommunications stocks were the leading group during this period and the Portfolio had no exposure to this group. This was the biggest detractor from performance during the period. In addition, weak stock selection in Industrials and Energy sectors was offset by stronger stock selection in Technology and Financials. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2012 Prospectus is 0.92%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Large Cap Value Portfolio vs.
Russell 1000 Value Index, S&P 500 Index and
Morningstar Large Value Average
10/31/02 through 10/31/12

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning December 31, 1992.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
		Return After Taxes on				Morningstar
	Return		Distributions	S&P Small Cap		Small
	Before		and Sale of	600 Growth	Russell 2000	Growth
U.S. Emerging Growth Portfolio	Taxes	Distributions	Fund Shares	Index	Growth Index	Average
Year ended 10/31/12	8.77%	8.74%	5.74%	11.87%	9.70%	9.04%
Five Years ended 10/31/12	0.18%	0.17%	0.15%	2.98%	1.41%	–0.32%
Ten Years ended 10/31/12	7.25%	7.14%	6.41%	10.67%	9.66%	8.19%
Inception (12/29/99) through 10/31/12[1]	–1.81%	–1.88%	–1.51%	7.53%	1.61%	2.48%

Since its inception on December 29, 1999, the Portfolio has underperformed the S&P Small Cap 600 Growth Index, Russell 2000 Growth Index and the Morningstar Small Cap Growth Average by 9.34%, 3.42% and 4.29%, respectively, on an annualized basis. Beginning in December 2009, the Portfolio has been benchmarked to the sector weightings of the S&P Small Cap 600 Growth Index. The benchmark was changed to be more consistent with Portfolio’s investment style versus the Russell 2000 Growth Index. Currently, the Portfolio owns stocks of the Russell 2000 Growth and S&P Small Cap 600 Growth Indexes. For the fiscal year ended October 31, 2012, the Portfolio underperformed the S&P Small Cap 600 Growth Index by 3.10%, the Russell 2000 Growth Index by .93%, and the Morningstar Small Growth Average by .27%. Most of the relative underperformance occurred in the technology sector in which the Portfolio did not own some of the best performing stocks in the benchmark indexes, including Cirrus Logic Inc.(CRUS +145%) and Cymer Inc. (CYMI +83%)2. In most sectors, the performance benefited from multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio toward stocks with lower valuations and more positive earnings/revenue trends relative to the S&P SmallCap 600 Growth Index. The Portfolio had positive relative stock performance in eight of ten sectors. The most favorable contributions from stock selection came in the consumer staples, energy and materials sectors. The Portfolio had negative relative performance from stock selection in the technology and financial sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2012 Prospectus, is 0.98%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000
Invested in U.S. Emerging Growth Portfolio vs.
S&P SmallCap 600 Growth Index, Russell 2000 Growth Index and Morningstar Small
Growth Average 10/31/02 through 10/31/12

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning December 31, 1999. The indices and certain terms are defined on pages 25 to 27.
[2]	Fund holdings are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for a complete list of fund holdings.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
		Return After Taxes on
	Return		Distributions		Morningstar
	Before		and Sale of	Russell 1000	Large Blend
Large Cap 100 Portfolio	Taxes	Distributions	Fund Shares	Index	Average
Year ended 10/31/12	13.14%	12.93%	8.81%	14.97%	12.53%
Five Years ended 10/31/12	1.19%	1.04%	0.99%	0.53%	–0.79%
Inception (2/27/04) through 10/31/12[1]	5.60%	5.36%	4.86%	4.87%	3.78%

Since its inception on February 27, 2004, the Portfolio has outperformed the Russell 1000 Index and Morningstar Large Blend Average by .73% and 1.82%, respectively, on an annualized basis. For the fiscal year ended October 31, 2012, the Portfolio underperformed the Russell 1000 Index by 1.83% and outperformed the Morningstar Large Cap Blend Average by .61%. In the past year, the Portfolio which targets stocks on an equal-weighted basis within sectors was negatively impacted from the lower market capitalizations of holdings relative to the Russell 1000 Index. The average stock in the Russell 1000 Index underperformed the cap-weighted index by 2.6% for the 12 months ending October 31, 2012. The Portfolio’s performance benefited from multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio toward stocks with lower valuations relative to the Russell 1000 Index. The Portfolio had positive relative stock performance in five of ten sectors. The most favorable contributions from stock selection came in the consumer discretionary, energy and materials sectors. The Portfolio had negative relative performance from stock selection in the technology, industrials and consumer staples sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2012 Prospectus, is 0.88%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Large Cap 100 Portfolio vs. Russell 1000 Index1 and
Morningstar Large Blend Average1
2/27/04 through 10/31/12

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning February 28, 2004. The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
		Return After Taxes on		Russell
	Return		Distributions	1000	Morningstar
	Before		and Sale of	Growth	Large
Large Cap Growth Portfolio	Taxes	Distributions	Fund Shares	Index	Growth Average
Year ended 10/31/12	8.44%	8.36%	5.59%	13.02%	9.99%
Five Years ended 10/31/12	1.35%	1.28%	1.14%	1.95%	–0.69%
Inception (2/27/04) through 10/31/12[1]	5.56%	5.42%	4.84%	4.98%	3.71%

Since its inception on February 27, 2004, the Portfolio has outperformed the Russell 1000 Growth Index and the Morningstar Large Growth Average by .58% and 1.85%, respectively, on an annualized basis. For the fiscal year ended October 31, 2012, the Portfolio underperformed the Russell 1000 Growth benchmark index by 4.58% and underperformed the Morningstar Large Cap Growth average by 1.55%. In the past year, the Portfolio, which targets stocks on an equal-weighted basis within sectors, was negatively impacted from the lower market capitalizations of holdings relative to the Russell 1000 Growth Index. The average stock in the Russell 1000 Growth Index underperformed the cap-weighted index by 3.5% for the 12 months ending October 31, 2012. The Portfolio’s performance benefited from multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio toward stocks with lower valuations relative to the Russell 1000 Growth Index. The Portfolio had positive relative stock performance in three of nine sectors. Positive contributions from stock selection came in the materials, consumer discretionary and consumer staples sectors. The Portfolio had negative relative performance from stock selection in the energy, technology and industrials sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2012 Prospectus, is 0.88%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Large Cap Growth Portfolio vs. Russell 1000 Growth Index1
and Morningstar Large Growth Average1
2/27/04 through 10/31/12

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning February 28, 2004.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
		Barclays Capital
		3-Month
		U.S. Treasury		Morningstar
		Bellwether	Russell 3000	Long/Short
Long/Short Portfolio		Index	Index	Average
Year ended 10/31/12	4.38%	0.09%	14.75%	1.94%
Five Years ended 10/31/12	–0.22%	0.70%	0.59%	–1.48%
Inception (09/29/06) through 10/31/12[1]	–0.50%	1.56%	3.34%	0.00%

Since its inception on September 29, 2006, the Long/Short Portfolio has underperformed the Barclays Capital 3-Month U.S. Treasury Bellwether Index and Morningstar Long/Short Index by 2.06% and .50%, respectively. For the fiscal year ended October 31, 2012, the Portfolio outperformed the Barclays Capital 3-Month U.S. Treasury Bellwether Index by 4.29% and outperformed the Morningstar Long/Short Index by 2.44%. In the past year, the Portfolio’s performance benefited from the multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio towards companies with lower valuations and more positive earnings/revenue trends. The Portfolio’s long positions (+11.8%) outperformed the short positions (+7.0%). Overall, the Portfolio had positive relative stock performance in five of ten sectors. The most favorable contributions from stock selection came in the materials, consumer discretionary and telecommunications sectors. The Portfolio had negative relative performance from stock selection in the consumer staples, technology and industrials sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2012 Prospectus, is 2.81%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Long/Short Portfolio vs. Barclays Capital
3-Month U.S. Treasury Bellwether Index, Russell 3000 Index1 and
Morningstar Long/Short Average1
9/29/06 through 10/31/12

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning September 30, 2006 for the Russell 3000 Index and October 1, 2006 for Morningstar Long/Short Average.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Total Market Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
			Morningstar
		Russell 3000	Large
Total Market Portfolio		Index	Blend Average
Year ended 10/31/12	7.93%	14.75%	12.53%
Five Years ended 10/31/12	–1.14%	0.59%	–0.79%
Inception (12/21/06) through 10/31/12[1]	–0.25%	2.29%	1.17%

Since its inception on December 21, 2006, the Total Market Portfolio has underperformed the Russell 3000 Index by 2.54% and underperformed the Morningstar Large Blend Average by 1.42%, respectively, on an annualized basis. For the fiscal year ended October 31, 2012, the Portfolio underperformed the Russell 3000 Index by 6.82% and underperformed the Morningstar Large Blend Average by 4.60%. In the past year, the Portfolio, which targets stocks on an equal-weighted basis within sectors, was negatively impacted from the lower market capitalizations of holdings relative to the Russell 3000 Index. The average stock in the Russell 3000 Index underperformed the cap-weighted index by 2.7% for the 12 months ending October 31, 2012. In the past year, contribution to performance was mixed from the multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio towards companies with lower valuations, stronger fundamentals and more positive earnings/revenue trends. The gross return for the long equity positions was 10.5% versus the short positions of 11.0%. Over the past year, the Portfolio reflected positive relative stock performance in four of ten sectors. The most favorable contributions from stock selection came in the materials, consumer discretionary and energy sectors. The Portfolio had negative relative performance from stock selection in the consumer staples, technology and industrial sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2012 Prospectus, is 2.19%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Total Market Portfolio vs. Russell 3000 Index1 and
Morningstar Large Blend Average1
12/21/06 through 10/31/12

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning December 31, 2006 for the Russell 3000 Index and January 1, 2007 for Morningstar Large Blend Average.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
			CBOE S&P 500
		S&P 500	Buy-Write
Secured Options Portfolio		Index	Index
Year ended 10/31/12	14.34%	15.20%	13.07%
Inception (6/30/10) through 10/31/12	16.28%	16.82%	12.66%

For the fiscal year ended October 31, 2012, the Secured Options Portfolio wrote put and call options in an effort to reduce share price volatility, obtain option premiums and provide more stable returns. For this period, the Portfolio had a total return of 14.34% while its benchmark, the CBOE S&P 500 Buy-Write Index, returned 13.07% and the S&P 500 Index returned 15.20%. The Portfolio’s outperformance relative to the CBOE S&P 500 Buy-Write Index was caused primarily by the Portfolio’s ability to select options with better risk-adjusted return attributes than the options selected by the Index. For the period, the put options helped to increase the Portfolio’s performance, while the call options generally helped to reduce share price volatility by approximately one-third as compared to the S&P 500 Index. Generally speaking, purchased equities, equity options or cash positions are pledged to secure the written option positions. The Portfolio’s slight underperformance relative to the S&P 500 Index was better than expected given the risk reduction. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2012 prospectus is 0.90%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Secured Options Portfolio vs. S&P 500 Index and
CBOE S&P 500 Buy-Write Index
6/30/10 through 10/31/12

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
		Morgan Stanley
		EAFE
International Secured Options Portfolio		Index
Since Inception 9/28/12 through 10/31/12	1.50%	0.83%

For the period since inception on September 30, 2012 through October 31, 2012, the International Secured Options Portfolio wrote put and call options in an effort to reduce share price volatility, obtain option premiums and provide more stable returns. For this period, the Portfolio had a total return of 1.50% while its benchmark, the MSCI EAFE Index returned 0.83%. The Portfolio’s outperformance relative to the MSCI EAFE Index was caused primarily by gains on the written option positions. For the period, the put options helped to increase the Portfolio’s performance, while the call options generally helped to reduce share price volatility compared to the MSCI EAFE Index. Generally speaking, equities, equity options or cash positions are pledged to secure the written option positions. The Portfolio’s gross annual operating expense ratio, as stated in the Prospectus dated September 28, 2012 is 1.16%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Short-term performance, in particular, is not a good indication of the Portfolio’s future performance, and an investment should not be made based solely on returns.

Hypothetical Illustration of $10,000 Invested in
International Secured Options Portfolio vs. Morgan Stanley EAFE Index
9/28/12 through 10/31/12

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted above reflects expense reimbursements in effect that would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

International Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
		Morgan Stanley	Morningstar
		EAFE	Foreign Large
International Portfolio		Index	Value Average
Year ended 10/31/12	1.28%	4.61%	4.62%
Five Years ended 10/31/12	–6.96%	–5.81%	–6.35%
Ten Years ended 10/31/12	6.63%	7.73%	7.41%
Inception (11/17/88) through 10/31/12[1]	7.00%	4.16%	6.54%

The International Portfolio underperformed the Morgan Stanley EAFE Index over the past twelve months ended October 31, 2012. Security selection, on both a country and sector basis, was the primary factor attributing to the poor performance. Stock selection was particularly weak in Australia and Japan. On a sector basis, stock picking was weak in Financials, Staples, and Consumer Discretionary. The Portfolio’s Energy and Information Technology stocks performed well and aided net returns but were offset by an underweight to Consumer Staples, which performed well in a volatile, risk-averse market. Underperformance during the credit crisis of 2007/2008 has resulted in five and ten-year comparisons versus the Index to be less favorable. Since the inception of the Portfolio, favorable security selection and portfolio positioning have been the primary drivers for the enhanced comparative results versus the Index. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2012 Prospectus, is 1.13%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
International Portfolio vs. Morgan Stanley EAFE Index
and Morningstar Foreign Large Value Average
10/31/02 through 10/31/12

*	Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning November 30, 1988.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
		Morgan Stanley	Morningstar
		EAFE	Foreign Large
Philadelphia International Fund		Index	Value Average
Year ended 10/31/12	2.03%	4.61%	4.62%
Five Years ended 10/31/12	–7.44%	–5.81%	–6.35%
Ten Years ended 10/31/12	5.97%	7.73%	7.41%
Inception (08/01/92) through 10/31/12[1]	5.83%	5.72%	6.27%

During the past fiscal year ended October 31, 2012, international equity markets rebounded modestly off of the market downturn caused by the European sovereign debt situation. The Philadelphia International Fund was not favorably positioned for the continued risk-averse environment and underperformed the Morgan Stanley EAFE Index. Positive security selection within the Canadian and Spanish markets was not enough to offset the poor relative returns in the Australian and Japanese markets. In addition, stock selection within the Financials, Staples, and Consumer Discretionary sectors was weak for the period. Poor medium-term performance occurring during the credit crisis of 2007/2008 has caused the Portfolio to underperform the Index for the five-year and ten-year periods. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2012 Prospectus, is 0.94%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $1,000,000 Invested in
Philadelphia International Fund vs. Morgan Stanley EAFE Index and
Morningstar Foreign Large Value Average
10/31/02 through 10/31/12

*	Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning July 31, 1992.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
		MSCI EAFE
		Small Cap
Philadelphia International Small Cap Fund Class IV		Index
Year ended 10/31/12	9.41%	5.90%
Inception (5/31/11) through 10/31/12	–5.27%	–6.51%

The Philadelphia International Small Cap Fund, launched May 31, 2011, outperformed the MSCI EAFE Small Cap Index for the fiscal year ended October 31, 2012. Stock selection was particularly strong in the UK and Japan. On a sector basis, the Portfolio’s outperformance was driven by strong security selection in Industrials, Information Technology, Materials and Financials. These positive results were somewhat offset by returns within the Consumer Discretionary sector. The multifactor stock selection model performed quite well during the period led by the profitability and momentum factors. The Portfolio’s Class IV gross annual operating expense ratio, as stated in the February 28, 2012 Prospectus is 3.82%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report. As of October 31, 2012, Class I shares have not been issued.

Hypothetical Illustration of $10,000,000 Invested in
Philadelphia International Small Cap Fund Class IV vs.
MSCI EAFE Small Cap Index
5/31/11 through 10/31/12

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance shown reflects fee waivers and expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Returns are adjusted to reflect the .50% purchase premium and .50% redemption fee. These transaction fees are retained by the Fund to cover trading costs. The purchase premium and/or redemption fee may be increased, reduced or waived at any time.

The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
		MSCI
		Emerging Markets
Philadelphia International Emerging Markets Fund Class IV		Index
Year ended 10/31/12	6.66%	2.63%
Inception (6/30/11) through 10/31/12	–7.63%	–7.56%

The Philadelphia International Emerging Markets Fund, launched June 30, 2011, outperformed the MSCI Emerging Markets Index for the fiscal year ended October 31, 2012. The Portfolio’s positive relative performance can be attributed to stock selection on a country and sector basis. Security selection was particularly strong within the Korean, Russian, and Indian markets. The Portfolio’s overweight to the Turkish market also aided net returns. On a sector basis, positive security selection in Consumer Discretionary, Energy, Financials, and Materials also added to relative returns. While the valuation components of the multifactor stock selection model underperformed, the profitability and momentum factors more than made up for the shortfall. The Portfolio’s Class IV gross annual operating expense ratio, as stated in the February 28, 2012 Prospectus, is 5.52%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report. As of October 31, 2012, Class I shares have not been issued.

Hypothetical Illustration of $10,000,000 Invested in
Philadelphia International Emerging Markets Fund Class IV vs.
MSCI Emerging Markets Index
6/30/11 through 10/31/12

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance shown reflects fee waivers and expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Returns are adjusted to reflect the .80% purchase premium and the .80% redemption fee. These transaction fees are retained by the Fund to cover trading costs. The purchase premium and/or redemption fee may be increased, reduced or waived at any time.

The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
		Barclays Capital	Morningstar
		Municipal 1-10	Muni National
Muni Intermediate Portfolio		Year Blend Index	Short Average
Year ended 10/31/12	4.60%	5.78%	2.80%
Five Years ended 10/31/12	4.28%	5.39%	2.70%
Ten Years ended 10/31/12	3.74%	4.45%	2.50%
Inception (06/05/92) through 10/31/12	4.65%	N/A *	3.51%

Muni Intermediate Portfolio underperformed its primary benchmark, the Barclays Capital Municipal 1-10 Year Blend Index. The Portfolio has maintained a defensive position, with a duration near and higher quality than the benchmark and is well-diversified across regions and sectors. The Portfolio also seeks high, current tax-exempt interest income, which has been difficult to obtain in this low interest rate environment. The market environment saw rates move lower and risk premiums narrow as investors sought potentially greater yield. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2012 prospectus, is 0.27%. This rate can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights in this report.

Hypothetical Illustration of $10,000 Invested in
Muni Intermediate Portfolio vs.
Barclays Capital Municipal 1-10 Year Blend Index and
Morningstar Muni National Short Average
10/31/02 through 10/31/12

*	Index commenced 6/30/93. Thus Portfolio inception comparisons are not provided.
**	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2012

Average Annual Total Return
			Morningstar
		Barclays Capital	Muni Single-State
		Municipal 1-10	Intermediate
New Jersey Muni Portfolio		Year Blend Index	Average
Year ended 10/31/12	3.90%	5.78%	7.08%
Five Years ended 10/31/12	4.00%	5.39%	4.61%
Ten Years Ended 10/31/12	3.54%	4.45%	3.89%
Inception (11/01/93) through 10/31/12[1]	4.26%	4.72%	N/A

New Jersey Muni Portfolio underperformed its primary benchmark, the Barclays Capital Municipal 1-10 Year Blend Index. Municipal rates fell and risk premiums narrowed during this period as investors reached for potentially greater yield. The Portfolio has maintained a duration shorter than the benchmark, as well as a significant concentration in higher rated issuers. This allows the Portfolio to be consistent with the goal of principal preservation. The Portfolio also seeks high, current tax-exempt interest income, which has been difficult to obtain in this low interest rate environment. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2012 prospectus, is 0.30%. This rate can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights in this report.

Hypothetical Illustration of $10,000 Invested in
New Jersey Muni Portfolio vs.
Barclays Capital Municipal 1-10 Year Blend Index and
Morningstar Muni Single-State Intermediate Average
10/31/02 through 10/31/12

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

[1]	Benchmark returns are for the period beginning October 31, 1993.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms

Indices — It is not possible to invest directly in an index.

Barclays Capital Municipal 1-10 Year Blend Index is a composite index made up of several different broad sub-indices: the Barclays Capital Municipal 1-Year Index; Barclays Capital Municipal 3-Year Index; Barclays Capital Municipal 5-Year Index; Barclays Capital Municipal 7-Year Index and the Barclays Capital Municipal 10-Year Index. The total of all these indices represents all maturities between 1-10 Years.

Barclays Capital 3-Month U.S. Treasury Bellwether Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months, excluding zero coupon strips.

Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Indexes are rebalanced by market capitalization each month.

CBOE S&P 500 Buy-Write Index is an index designed to track the performance of a hypothetical covered call strategy on the S&P 500 Index.

iMoneyNet’s Government All Average™ is comprised of money market funds investing in U.S. treasury securities and government agency obligations.

iMoneyNet’s National Retail Tax-Free Average™ is comprised of money market funds investing in fixed-income securities issued by state and local governments. Generally, interest payments on securities qualify for exemption from Federal income taxes. Funds may also own municipal securities subject to the alternative minimum tax.

Morgan Stanley EAFE Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns of countries in Australia, New Zealand, Europe and the Far East.

MSCI EAFE Small Cap Index represents the small cap size segment of the Morgan Stanley EAFE Index, and consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market’s free float-adjusted market capitalization.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that consists of indices in 26 emerging economies: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

Russell 1000 Index is an unmanaged market capitalization weighted total return index which is comprised of the 1,000 largest companies in the Russell 3000 Index.

Russell 1000 Growth Index is an unmanaged capitalization weighted total return index which is comprised of securities in the Russell 1000 Index with greater than average growth orientation.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms — (Continued)

Russell 1000 Value Index is an unmanaged capitalization weighted total return index which is comprised of those securities in the Russell 1000 Index with a less than average growth orientation.

Russell 2000 Growth Index is an unmanaged capitalization weighted total return index which is comprised of those securities in the Russell 2000 Index with greater than average growth orientation.

Russell 2000 Index is an unmanaged market capitalization weighted total return index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

Russell 3000 Index is an unmanaged capitalization weighted total return index which is comprised of the 3,000 largest U.S. companies based on total market capitalization. The Index re-balances annually.

S&P 500 Index is a market capitalization weighted index comprised of 500 widely held common stocks.

S&P SmallCap 600 Growth Index is comprised of the S&P 600 Index, a market capitalization weighted index of U.S. small cap stocks with capitalizations ranging from about $300 million to $2 billion, that exhibit the strongest growth characteristics.

Morningstar Foreign Large Value Average funds invest mainly in big international stocks that are less expensive than the market as a whole. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand. These funds typically will have less than 20% of assets invested in U.S. stocks.

Morningstar Intermediate-Term Bond Average contains bond funds that have average durations of greater than 3.5 years and less than 6 years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.

Morningstar Large Blend Average funds are fairly representative of the overall U.S. Stock market in size, growth rates, and price. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds returns are often similar to those of the S&P 500 Index.

Morningstar Large Growth Average funds invest in big U.S. companies that are projected to grow faster than other large-cap stocks. This classification consists of stocks in the top 70% of the capitalization of the U.S. equity market defined as large-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). Most of these funds focus on companies in rapidly expanding industries.

Morningstar Large Value Average funds focus on big companies that are less expensive or growing more slowly than other large-cap stocks. These funds often feature investments in energy, financial, or manufacturing sectors.

Morningstar Long/Short Average funds aim to deliberately exploit market movements through the use of a variety of derivative instruments. These can include (but are not limited to) futures, options, swaps, short sells along with physical positions.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms — (Concluded)

Morningstar Muni National Short Average invests in bonds with an average duration of less than 4.5 years issued by state and local governments to fund projects. Such bonds are free from federal taxes and from state taxes in the issuing state.

Morningstar Muni Single-State Intermediate Average invests in bonds with an average duration of more than 4.5 years but less than seven years issued by state and local governments to fund projects. Such bonds are free from federal taxes and from state taxes in the issuing state.

Morningstar Small Blend Average funds favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages.

Morningstar Small Growth Average funds invest in faster-growing companies whose shares are at the lower end of the market capitalization range. This classification consists of favored companies in up-and-coming industries or young firms in their early growth stages. Because these businesses are fast growing and often richly valued, their stocks tend to be volatile. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

Terms

Current Yield:  also referred to as the “SEC Yield,” refers to the income generated by an investment in the Portfolio over a 7-day period. This income is then “annualized.” The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The “effective yield” will be slightly higher than the “current yield” because of the compounding effect of this assumed reinvestment. The yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation.

Cash flow:  measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Duration:  is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Free cash flow:  revenue less operating expenses including interest expense and maintenance capital spending. It is the discretionary cash that a company has after all expenses and is available for purposes such as dividend payments, investing back into the business or share repurchases.

Market Cap:  is the market price of an entire company, calculated by multiplying the number of shares outstanding by the price per share.

Total return:  consists of price appreciation/depreciation and income as a percentage of the original investment.

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and/or shareholder servicing fees and other portfolio expenses. In addition to these ongoing costs, shareholders of Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may incur transaction costs in the form of purchase premiums and redemption fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the purchase premiums and redemption fees, you may incur as a shareholder of either the Philadelphia International Small Cap Fund or the Philadelphia International Emerging Markets Fund. If these transactional costs were included, your costs would have been higher. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Continued)

may incur transaction costs such as sales charges (loads), redemption fees or exchange fees.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2012)	(October 31, 2012)	Ratio	October 31, 2012)

Government Cash Portfolio
Actual	$1,000.00	$1,000.00	0.18%	$0.90
Hypothetical (5% return less expenses)	1,000.00	1,024.20	0.18	0.92
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,000.00	0.16	0.80
Hypothetical (5% return less expenses)	1,000.00	1,024.30	0.16	0.81
Core Fixed Income Portfolio
Actual	1,000.00	1,023.60	0.57	2.90
Hypothetical (5% return less expenses)	1,000.00	1,022.30	0.57	2.90
Strategic Equity Portfolio
Actual	1,000.00	987.10	0.87	4.35
Hypothetical (5% return less expenses)	1,000.00	1,020.80	0.87	4.42
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	1,002.00	0.94	4.73
Hypothetical (5% return less expenses)	1,000.00	1,020.40	0.94	4.77
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	1,002.50	0.74	3.72
Hypothetical (5% return less expenses)	1,000.00	1,021.40	0.74	3.76
Large Cap Value Portfolio
Actual	1,000.00	1,018.30	0.93	4.72
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.93	4.72
U.S. Emerging Growth Portfolio
Actual	1,000.00	974.20	1.01	5.01
Hypothetical (5% return less expenses)	1,000.00	1,020.10	1.01	5.13
Large Cap 100 Portfolio
Actual	1,000.00	1,006.10	0.89	4.49
Hypothetical (5% return less expenses)	1,000.00	1,020.70	0.89	4.52
Large Cap Growth Portfolio
Actual	1,000.00	973.80	0.90	4.47
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.90	4.57
Long/Short Portfolio
Actual	1,000.00	1,006.50	1.25	6.30
Hypothetical (5% return less expenses)	1,000.00	1,018.90	1.25	6.34

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2012)	(October 31, 2012)	Ratio	October 31, 2012)

Total Market Portfolio
Actual	$1,000.00	$989.10	1.25%	$6.40
Hypothetical (5% return less expenses)	1,000.00	1,018.90	1.25	6.50
Secured Options Portfolio
Actual	1,000.00	1,023.90	0.89	4.53
Hypothetical (5% return less expenses)	1,000.00	1,020.70	0.89	4.52
International Secured Options Portfolio**
Actual	1,000.00	1,015.00	1.00	0.85
Hypothetical (5% return less expenses)	1,000.00	1,003.40	1.00	0.85
International Portfolio
Actual	1,000.00	992.70	1.14	5.71
Hypothetical (5% return less expenses)	1,000.00	1,019.40	1.14	5.79
Philadelphia International Fund
Actual	1,000.00	995.00	1.07	5.37
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.07	5.43
Philadelphia International Small Cap Fund - Class IV
Actual	1,000.00	1,008.50	1.10	5.55
Hypothetical (5% return less expenses)	1,000.00	1,019.60	1.10	5.58
Philadelphia International Emerging Markets Fund - Class IV
Actual	1,000.00	980.00	1.25	6.22
Hypothetical (5% return less expenses)	1,000.00	1,018.90	1.25	6.34

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (366 days).
**	The Portfolio commenced operations on September 28, 2012. Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (31 days) (the Portfolio began accruing expenses on September 30, 2012), and divided by the number of days in the calendar year (366 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2012)	(October 31, 2012)	Ratio	October 31, 2012)

Muni Intermediate Portfolio
Actual	$1,000.00	$1,015.80	0.27%	$1.37
Hypothetical (5% return less expenses)	1,000.00	1,023.80	0.27	1.37

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2012)	(October 31, 2012)	Ratio	October 31, 2012)

New Jersey Muni Portfolio
Actual	$1,000.00	$1,013.70	0.30%	$1.52
Hypothetical (5% return less expenses)	1,000.00	1,023.60	0.30	1.53

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (366 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2012

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$426,127,816	$679,285,380	$465,818,797
Repurchase agreements at value	317,713,491	—	17,360,047

Total investments	743,841,307	679,285,380	483,178,844

Cash	—	89,140	—
Receivable for fund shares sold	—	—	525,000
Interest receivable	559,448	233,290	3,294,243
Prepaid expenses	27,393	28,233	15,629

Total assets	744,428,148	679,636,043	487,013,716

Liabilities:
Obligation to return securities lending collateral	4,115,000	—	6,064,480
Payable for fund shares redeemed	—	—	145,112
Dividend payable	441	31	—
Payable for Investment Advisory fees	—	—	150,680
Payable for Directors’ fees	19,150	18,847	12,597
Payable to Affiliate	46,929	29,975	43,053
Accrued expenses	168,249	160,944	98,689

Total liabilities	4,349,769	209,797	6,514,611

Net Assets	$740,078,379	$679,426,246	$480,499,105

Net Assets consist of:
Par value ($0.001 of shares outstanding)	740,086	679,636	40,906
Paid-in capital in excess of par value	739,345,679	678,746,215	448,569,540
Undistributed net investment income	38	1,195	1,129,230
Accumulated net realized gain (loss) from investment transactions	(7,424)	(800)	1,130,052
Net unrealized appreciation on investments	—	—	29,629,377

Total Net Assets	740,078,379	679,426,246	480,499,105

Shares Outstanding[3]	740,085,864	679,635,890	40,906,413

Net Asset Value Per Share	$1.00	$1.00	$11.75

[1] Investment at cost	$743,841,307	$679,285,380	$453,549,467
[2] Market value of securities on loan	$4,032,845	$—	$5,953,629
[3] Authorized shares	1,390,000,000	1,390,000,000	60,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2012

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$167,661,302	$411,066,809	$79,290,197
Repurchase agreements at value	2,888,191	9,676,707	1,010,141

Total investments	170,549,493	420,743,516	80,300,338

Receivable for securities sold	—	5,449,235	—
Receivable for fund shares sold	53,820	284,320	1,229
Dividends receivable	196,396	49,206	217,250
Interest receivable	245	120,999	131
Prepaid expenses	6,340	11,539	4,294

Total assets	170,806,294	426,658,815	80,523,242

Liabilities:
Payable for securities purchased	—	6,234,190	—
Obligation to return securities lending collateral	—	41,306,224	3,276,683
Payable for fund shares redeemed	65,700	905,072	59,450
Payable for Investment Advisory fees	86,223	184,085	38,626
Payable for Directors’ fees	4,542	9,015	2,931
Payable to Affiliate	31,354	81,108	14,050
Accrued expenses	38,291	72,975	24,695

Total liabilities	226,110	48,792,669	3,416,435

Net Assets	$170,580,184	$377,866,146	$77,106,807

Net Assets consist of:
Par value ($0.001 of shares outstanding)	8,886	20,687	7,303
Paid-in capital in excess of par value	128,712,241	335,688,702	67,467,819
Undistributed net investment income	63,541	74,704	179,179
Accumulated net realized gain from investment transactions	1,781,812	1,695,396	2,978,008
Net unrealized appreciation on investments	40,013,704	40,386,657	6,474,498

Total Net Assets	170,580,184	377,866,146	77,106,807

Shares Outstanding[3]	8,885,700	20,687,067	7,302,563

Net Asset Value Per Share	$19.20	$—	$10.56

Advisor Class — based on net assets of $363,561,130 and shares outstanding of 19,928,428 (80,000,000 authorized shares)	—	18.24	—

Institutional Class — based on net assets of $14,305,016 and shares outstanding of 758,639 (35,000,000 authorized shares)[4]	—	18.86	—

[1] Investment at cost	$130,535,789	$380,356,859	$73,825,840
[2] Market value of securities on loan	$—	$40,693,553	$3,171,108
[3] Authorized shares	75,000,000	115,000,000	75,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2012

	U.S.	Large	Large
	Emerging	Cap	Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$33,237,646	$121,471,819	$93,037,464
Repurchase agreements at value	129,869	513,548	494,951

Total investments	33,367,515	121,985,367	93,532,415

Receivable for fund shares sold	50,468	220,335	47,481
Dividends receivable	20,279	107,896	52,154
Interest receivable	2,794	770	—
Prepaid expenses	770	3,790	2,868

Total assets	33,441,826	122,318,158	93,634,918

Liabilities:
Obligation to return securities lending collateral	6,030,250	6,957,664	—
Payable for fund shares redeemed	—	48,515	22,316
Payable for Investment Advisory fees	13,684	57,771	46,804
Payable for Directors’ fees	687	2,927	2,352
Payable to Affiliate	6,220	21,000	17,026
Accrued expenses	5,810	25,787	19,902

Total liabilities	6,056,651	7,113,664	108,400

Net Assets	$27,385,175	$115,204,494	$93,526,518

Net Assets consist of:
Par value ($0.001 of shares outstanding)	3,719	8,170	6,314
Paid-in capital in excess of par value	28,731,360	105,017,507	85,601,479
Undistributed net investment income	—	51,272	—
Accumulated net realized loss from investment transactions	(4,136,722)	(9,953,970)	(2,928,383)
Net unrealized appreciation on investments	2,786,818	20,081,515	10,847,108

Total Net Assets	27,385,175	115,204,494	93,526,518

Shares Outstanding[3]	3,719,292	8,169,932	6,314,033

Net Asset Value Per Share	$7.36	$14.10	$14.81

[1] Investment at cost	$30,580,697	$101,903,852	$82,685,307
[2] Market value of securities on loan	$5,854,786	$6,780,579	$—
[3] Authorized shares	75,000,000	20,000,000	20,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2012

		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$17,546,486	$58,133,610	$257,527,890
Repurchase agreements at value	326,048	462,827	29,411,404

Total investments	17,872,534	58,596,437	286,939,294

Receivable from Advisor	3,464	5,248	—
Receivable for fund shares sold	—	1,431	307,466
Dividends receivable	7,594	56,735	—
Interest receivable	763	796	8
Cash collateral on deposit at broker (Note 1)	8,338,235	13,029,372	100,675,000
Prepaid expenses	646	1,749	12,344

Total assets	26,223,236	71,691,768	387,934,112

Liabilities:
Obligation to return securities lending collateral	4,281,947	14,162,572	—
Payable for fund shares redeemed	—	23,000	95,610
Options written, at value[3]	—	—	12,323,700
Dividend payable on securities sold short	7,933	27,105	—
Payable for securities sold short, at value[4]	8,163,588	12,798,077	—
Payable for Investment Advisory fees	10,516	34,540	186,608
Payable for Directors’ fees	381	1,179	9,591
Payable to Affiliate	2,477	8,128	67,857
Accrued expenses	4,830	17,897	76,139

Total liabilities	12,471,672	27,072,498	12,759,505

Net Assets	$13,751,564	$44,619,270	$375,174,607

Net Assets consist of:
Par value ($0.001 of shares outstanding)	1,480	4,610	28,259
Paid-in capital in excess of par value	20,762,346	46,962,069	333,741,962
Distributions in excess of net investment income	(137,315)	(37,180)	(34,411)
Accumulated net realized gain (loss) from investment transactions	(8,842,636)	(9,918,083)	47,029,664
Net unrealized appreciation on investments	1,371,997	6,751,363	196,901
Net unrealized appreciation (depreciation) on options written	—	—	(5,787,768)
Net unrealized appreciation on securities sold short	595,692	856,491	—

Total Net Assets	13,751,564	44,619,270	375,174,607

Shares Outstanding[5]	1,479,796	4,610,350	28,259,093

Net Asset Value Per Share	$9.29	$9.68	$13.28

[1] Investment at cost	$16,500,537	$51,845,074	$286,742,393
[2] Market value of securities on loan	$4,189,087	$13,916,049	$—
[3] Premiums received from options written	$—	$—	$6,535,932
[4] Proceeds from securities sold short	$8,759,280	$13,654,568	$—
[5] Authorized shares	20,000,000	20,000,000	40,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2012

	International
	Secured		Philadelphia
	Options	International	International
	Portfolio[6]	Portfolio	Fund
Assets:
Investments[1]:
Investments at value[2]	$2,074,496	$160,094,195	$47,346,825
Repurchase agreements at value	702,599	2,615,850	630,165

Total investments	2,777,095	162,710,045	47,976,990

Foreign currency, at value (Note 1)[3]	—	8,556	2,614
Receivable from Advisor	18,643	—	1,368
Receivable for securities sold	339,860	290,264	80,587
Receivable for fund shares sold	10,231,350	1,237	9,561
Dividends receivable	—	460,741	128,821
Interest receivable	—	1,522	636
Cash collateral on deposit at broker (Note 1)	8,339,100	—	—
Foreign tax reclaims receivable	—	117,319	59,950
Prepaid expenses	33,458	6,350	2,028

Total assets	21,739,506	163,596,034	48,262,555

Liabilities:
Payable for securities purchased	—	1,433,452	417,212
Payable for spot foreign currency contracts purchased	—	229	71
Obligation to return securities lending collateral	—	5,882,434	2,361,120
Payable for fund shares redeemed	—	35,736	8,376
Options written, at value[4]	605,147	—	—
Payable for Investment Advisory fees	3,828	107,543	30,979
Payable for Directors’ fees	172	4,445	1,387
Payable for offering costs	1,557	—	—
Payable to Affiliate	1,392	35,823	—
Accrued expenses	12,817	49,966	18,362

Total liabilities	624,913	7,549,628	2,837,507

Net Assets	$21,114,593	$156,046,406	$45,425,048

Net Assets consist of:
Par value ($0.001 of shares outstanding)	2,080	13,141	4,225
Paid-in capital in excess of par value	21,017,383	226,240,045	128,851,589
Undistributed (distributions in excess of) net investment income	—	(980)	(287)
Accumulated net realized gain (loss) from investment transactions	58,288	(81,279,779)	(87,822,346)
Net unrealized appreciation on investments	9,443	11,089,967	4,394,934
Net unrealized appreciation on options written	27,399	—	—
Net unrealized appreciation (depreciation) on foreign currencies	—	(15,988)	(3,067)

Total Net Assets	21,114,593	156,046,406	45,425,048

Shares Outstanding[5]	2,080,184	13,140,662	4,224,997

Net Asset Value Per Share	$10.15	$11.88	$10.75

[1] Investment at cost	$2,767,652	$151,620,078	$43,582,056
[2] Market value of securities on loan	$—	$5,581,414	$2,242,804
[3] Foreign currency cost	$—	$8,579	$2,621
[4] Premiums received from options written	$632,546	$—	$—
[5] Authorized shares	20,000,000	55,000,000	70,000,000
[6] The International Secured Options Portfolio commenced operations on September 28, 2012.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
October 31, 2012

	Philadelphia	Philadelphia
	International	International
	Small	Emerging
	Cap	Markets
	Fund	Fund
Assets:
Investments[1]:
Investments at value	$6,765,164	$41,103,199
Repurchase agreements at value	18,818	178,591

Total investments	6,783,982	41,281,790

Foreign currency, at value (Note 1)[2]	676	4,933
Receivable from Advisor	8,969	9,312
Receivable for spot foreign currency contracts sold	301	244
Dividends receivable	27,984	36,297
Foreign tax reclaims receivable	928	—
Prepaid expenses	142	340

Total assets	6,822,982	41,332,916

Liabilities:
Payable for securities purchased	372	—
Payable for spot foreign currency contracts purchased	301	244
Payable for Investment Advisory fees	3,652	24,372
Payable for Directors’ fees	120	960
Payable to Affiliate	122	750
Accrued expenses	18,910	34,613

Total liabilities	23,477	60,939

Net Assets	$6,799,505	$41,271,977

Net Assets consist of:
Par value ($0.001 of shares outstanding)	766	4,725
Paid-in capital in excess of par value	6,937,297	38,763,288
Undistributed (distributions in excess of) net investment income	5,773	(1,058)
Accumulated net realized gain (loss) from investment transactions	(297,605)	422,561
Net unrealized appreciation on investments	153,795	2,089,662
Net unrealized depreciation on foreign currencies	(521)	(7,201)

Total Net Assets	6,799,505	41,271,977

Shares Outstanding[3]	765,551	4,724,629

Net Asset Value Per Share	$8.88	$8.74

Class IV — based on net assets of $6,799,505 and $41,271,977, respectively and shares outstanding of 765,551 and 4,724,629, respectively	8.88	8.74

[1] Investment at cost	$6,630,187	$39,192,128
[2] Foreign currency cost	$675	$4,938
[3] Authorized shares - Class I	10,000,000	10,000,000
[3] Authorized shares - Class IV	10,000,000	10,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2012

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Investment income:
Interest	$1,266,916	$919,780	$13,324,666
Income from security lending	2,422	—	22,089

Total investment income	1,269,338	919,780	13,346,755

Expenses:
Management fees	—	—	1,469,043
Administration, transfer agent and custody fees	426,842	400,912	260,511
Professional fees	192,466	176,989	109,601
Shareholder report expenses	45,574	41,615	23,208
Shareholder servicing fees	730,523	664,316	419,727
Directors’ fees and expenses	79,344	74,223	46,076
Registration and filing fees	4,389	5,237	6,247
Other expenses	89,418	72,929	40,461

Total expenses	1,568,556	1,436,221	2,374,874

Less expenses waived/reimbursed	(301,908)	(517,970)	—

Net expenses	1,266,648	918,251	2,374,874

Net investment income	2,690	1,529	10,971,881

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(7,424)	—	2,504,808

Net change in unrealized gain of:
Investments	—	—	8,735,733

Net realized and unrealized gain (loss)	(7,424)	—	11,240,541

Net increase (decrease) in net assets resulting from operations	$(4,734)	$1,529	$22,212,422

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2012

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$3,084,848	$3,951,379	$2,176,199
Interest	131	733	124
Income from security lending	12,930	400,748	5,376

Total investment income	3,097,909	4,352,860	2,181,699

Expenses:
Management fees	918,458	1,698,552	555,258
Administration, transfer agent and custody fees	98,391	196,893	77,153
Professional fees	44,954	81,933	28,970
Shareholder report expenses	10,922	22,225	8,196
Shareholder servicing fees (Advisor Class)	333,985	747,428	201,912
Shareholder servicing fees (Institutional Class)	—	4,928	—
Directors’ fees and expenses	18,075	33,150	11,977
Registration and filing fees	7,983	53,688	19,902
Other expenses	17,659	26,026	10,296

Total expenses	1,450,427	2,864,823	913,664

Net investment income	1,647,482	1,488,037	1,268,035

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	5,563,959	7,356,375	8,214,919

Net change in unrealized gain of:
Investments	12,411,861	17,500,523	2,722,108

Net realized and unrealized gain	17,975,820	24,856,898	10,937,027

Net increase in net assets resulting from operations	$19,623,302	$26,344,935	$12,205,062

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2012

	U.S.	Large	Large
	Emerging	Cap	Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends[1]	$262,912	$2,231,034	$1,156,187
Interest	19	71	69
Income from security lending	20,725	9,092	—

Total investment income	283,656	2,240,197	1,156,256

Expenses:
Management fees	134,351	584,681	452,878
Administration, transfer agent and custody fees	23,733	70,571	58,563
Professional fees	6,095	27,505	21,416
Shareholder report expenses	1,917	7,649	5,750
Shareholder servicing fees	61,068	212,612	164,683
Directors’ fees and expenses	2,590	11,430	8,814
Registration and filing fees	10,921	10,657	10,661
Other expenses	2,613	11,114	8,433

Total expenses	243,288	936,219	731,198

Net investment income	40,368	1,303,978	425,058

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	260,178	6,060,685	2,892,899

Net change in unrealized gain of:
Investments	1,224,594	5,208,478	2,361,557

Net realized and unrealized gain	1,484,772	11,269,163	5,254,456

Net increase in net assets resulting from operations	$1,525,140	$12,573,141	$5,679,514

[1]	The Large Cap 100 Portfolio and Large Cap Growth Portfolio had foreign dividend withholding taxes of $155 and $988, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2012

		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$290,825	$1,082,729	$93,299
Interest	58	44	2,788
Income from security lending	11,075	11,256	—

Total investment income	301,958	1,094,029	96,087

Expenses:
Management fees	183,745	551,852	1,792,098
Administration, transfer agent and custody fees	18,948	37,432	227,194
Professional fees	4,124	42,263	85,326
Shareholder report expenses	2,188	3,669	23,608
Shareholder servicing fees	30,624	91,976	651,672
Dividends on securities sold short	236,889	303,486	—
Directors’ fees and expenses	1,713	4,998	35,388
Short position flex fees	—	83,272	—
Registration and filing fees	10,293	15,458	21,894
Other expenses	1,847	5,150	28,947

Total expenses	490,371	1,139,556	2,866,127

Less expenses waived/reimbursed	(62,072)	(177,960)	—

Net expenses	428,299	961,596	2,866,127

Net investment income (loss)	(126,341)	132,433	(2,770,040)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	752,297	3,537,269	(782,825)
Options written	—	—	51,872,790
Securities sold short	(701,818)	(1,170,100)	—
Foreign currency transactions	(11)	(17)	—

Net realized gain	50,468	2,367,152	51,089,965

Net change in unrealized gain (loss) of:
Investments	465,791	1,442,001	(93,082)
Options written	—	—	(7,052,990)
Securities sold short	220,459	94,805	—
Foreign currency translation	(2)	(2)	—

Net change in unrealized gain (loss)	686,248	1,536,804	(7,146,072)

Net realized and unrealized gain	736,716	3,903,956	43,943,893

Net increase in net assets resulting from operations	$610,375	$4,036,389	$41,173,853

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2012

	International
	Secured		Philadelphia
	Options	International	International
	Portfolio[1]	Portfolio	Fund
Investment income:
Dividends[2]	$—	$6,989,534	$1,947,841
Interest	3	176	113
Income from security lending	—	283,896	69,960

Total investment income	3	7,273,606	2,017,914

Expenses:
Management fees	3,828	1,508,275	452,627
Administration, transfer agent and custody fees	536	149,348	81,206
Professional fees	12,166	52,003	15,838
Shareholder report expenses	112	18,265	8,474
Shareholder servicing fees	1,392	502,758	—
Directors’ fees and expenses	172	21,489	6,674
Offering costs	29	—	—
Registration and filing fees	4,099	10,689	27,038
Other expenses	3,267	35,640	13,050

Total expenses	25,601	2,298,467	604,907

Less expenses waived/reimbursed	(18,643)	—	(1,368)

Net expenses	6,958	2,298,467	603,539

Net investment income (loss)	(6,955)	4,975,139	1,414,375

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	—	(2,085,097)	181,407
Options written	65,243	—	—
Foreign currency transactions	—	(323,942)	(72,538)

Net realized gain (loss)	65,243	(2,409,039)	108,869

Net change in unrealized gain (loss) of:
Investments	9,443	(3,134,482)	1,131,144
Options written	27,399	—	—
Foreign currency translation	—	(69,853)	(18,374)

Net change in unrealized gain (loss)	36,842	(3,204,335)	1,112,770

Net realized and unrealized gain (loss)	102,085	(5,613,374)	1,221,639

Net increase (decrease) in net assets resulting from operations	$95,130	$(638,235)	$2,636,014

[1]	The International Secured Options Portfolio commenced operations on September 28, 2012.
[2]	The International Portfolio and Philadelphia International Fund had foreign dividend withholding taxes of $596,970 and $165,532, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Year Ended October 31, 2012

	Philadelphia	Philadelphia
	International	International
	Small	Emerging
	Cap	Markets
	Fund	Fund
Investment income:
Dividends[1]	$173,633	$406,711
Interest	4	106

Total investment income	173,637	406,817

Expenses:
Management fees	24,154	89,264
Administration, transfer agent and custody fees	65,736	147,768
Professional fees	12,533	13,819
Shareholder report expenses	4,016	4,376
Shareholder servicing fees (Class IV)	805	2,747
Directors’ fees and expenses	424	1,379
Registration and filing fees	1,660	2,940
Other expenses	1,220	1,384

Total expenses	110,548	263,677

Less expenses waived/reimbursed	(66,235)	(92,014)

Net expenses	44,313	171,663

Net investment income	129,324	235,154

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(171,251)	483,082
Foreign currency transactions	(18,539)	(83,544)

Net realized gain (loss)	(189,790)	399,538

Net change in unrealized gain (loss) of:
Investments	592,088	2,454,526
Foreign currency translation	(414)	(6,732)

Net change in unrealized gain	591,674	2,447,794

Net realized and unrealized gain	401,884	2,847,332

Net increase in net assets resulting from operations	$531,208	$3,082,486

[1]	The Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund had foreign dividend withholding taxes of $14,233 and $56,754, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2012

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$2,690	$1,529	$10,971,881
Net realized gain on:
Investment transactions	(7,424)	—	2,504,808
Net change in unrealized gain of:
Investments	—	—	8,735,733

Net increase (decrease) in net assets resulting from operations	(4,734)	1,529	22,212,422
Distributions to shareholders from:
Net investment income	(2,650)	(1,534)	(12,177,225)
Net realized gain on investments	(9,801)	—	(6,423,074)
Net increase in net assets from capital share transactions	9,811,498	93,865,364	115,545,615

Net increase in net assets	9,794,313	93,865,359	119,157,738

NET ASSETS:
Beginning of year	730,284,066	585,560,887	361,341,367

End of year	$740,078,379	$679,426,246	$480,499,105

Undistributed net investment income included in net assets at end of year	$38	$1,195	$1,129,230

For the Year Ended October 31, 2011
			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$44,243	$60,684	$11,529,218
Net realized gain on:
Investment transactions	9,846	—	7,882,286
Net change in unrealized loss of:
Investments	—	—	(8,314,368)

Net increase in net assets resulting from operations	54,089	60,684	11,097,136
Distributions to shareholders from:
Net investment income	(118,670)	(60,689)	(12,295,516)
Net increase (decrease) in net assets from capital share transactions	63,860,487	34,677,928	(34,343,921)

Net increase (decrease) in net assets	63,795,906	34,677,923	(35,542,301)

NET ASSETS:
Beginning of year	666,488,160	550,882,964	396,883,668

End of year	$730,284,066	$585,560,887	$361,341,367

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(2)	$1,200	$981,648

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2012

	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,647,482	$1,488,037	$1,268,035
Net realized gain on:
Investment transactions	5,563,959	7,356,375	8,214,919
Net change in unrealized gain of:
Investments	12,411,861	17,500,523	2,722,108

Net increase in net assets resulting from operations	19,623,302	26,344,935	12,205,062
Distributions to shareholders from:
Net investment income:
Advisor Class	(1,480,681)	(1,383,390)	(1,089,435)
Institutional Class	—	(49,336)	—
Net increase (decrease) in net assets from capital share transactions	(1,455,360)	135,747,226	(20,881,770)

Net increase (decrease) in net assets	16,687,261	160,659,435	(9,766,143)

NET ASSETS:
Beginning of year	153,892,923	217,206,711	86,872,950

End of year	$170,580,184	$377,866,146	$77,106,807

Undistributed net investment income included in net assets at end of year	$63,541	$74,704	$179,179

For the Year Ended October 31, 2011
	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,182,153	$25,115	$532,275
Net realized loss on:
Investment transactions	8,065,191	13,241,921	(1,086,977)
Net change in unrealized loss of:
Investments	168,075	(1,525,154)	(1,259,508)

Net increase (decrease) in net assets resulting from operations	9,415,419	11,741,882	(1,814,210)
Distributions to shareholders from:
Net investment income:
Advisor Class	(1,168,107)	(64,083)	(531,696)
Institutional Class	—	(68)	—
Net increase (decrease) in net assets from capital share transactions	(11,581,569)	76,699,717	41,735,024

Net increase (decrease) in net assets	(3,334,257)	88,377,448	39,389,118

NET ASSETS:
Beginning of year	157,227,180	128,829,263	47,483,832

End of year	$153,892,923	$217,206,711	$86,872,950

Undistributed net investment income included in net assets at end of year	$—	$3,833	$579

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2012

	U.S.
	Emerging	Large Cap	Large Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$40,368	$1,303,978	$425,058
Net realized gain on:
Investment transactions	260,178	6,060,685	2,892,899
Net change in unrealized gain of:
Investments	1,224,594	5,208,478	2,361,557

Net increase in net assets resulting from operations	1,525,140	12,573,141	5,679,514
Distributions to shareholders from:
Net investment income	(50,445)	(1,343,458)	(421,456)
Net increase in net assets from capital share transactions	7,239,141	12,904,962	23,287,090

Net increase in net assets	8,713,836	24,134,645	28,545,148

NET ASSETS:
Beginning of year	18,671,339	91,069,849	64,981,370

End of year	$27,385,175	$115,204,494	$93,526,518

Undistributed net investment income included in net assets at end of year	$—	$51,272	$—

For the Year Ended October 31, 2011
	U.S.
	Emerging	Large Cap	Large Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(44,159)	$793,752	$333,226
Net realized gain on:
Investment transactions	4,299,449	9,526,177	6,205,677
Net change in unrealized loss of:
Investments	(2,274,654)	(1,400,849)	(879,014)

Net increase in net assets resulting from operations	1,980,636	8,919,080	5,659,889
Distributions to shareholders from:
Net investment income	—	(717,124)	(320,756)
Net increase (decrease) in net assets from capital share transactions	(952,639)	(3,560,309)	9,602,047

Net increase in net assets	1,027,997	4,641,647	14,941,180

NET ASSETS:
Beginning of year	17,643,342	86,428,202	50,040,190

End of year	$18,671,339	$91,069,849	$64,981,370

Undistributed net investment income included in net assets at end of year	$—	$90,752	$—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2012

		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(126,341)	$132,433	$(2,770,040)
Net realized gain (loss) on:
Investment transactions	752,297	3,537,269	(782,825)
Options written	—	—	51,872,790
Securities sold short	(701,818)	(1,170,100)	—
Foreign currency transactions	(11)	(17)	—
Net change in unrealized gain (loss) of:
Investments	465,791	1,442,001	(93,082)
Options Written	—	—	(7,052,990)
Securities sold short	220,459	94,805	—
Foreign currency translation	(2)	(2)	—

Net increase in net assets resulting from operations	610,375	4,036,389	41,173,853
Distributions to shareholders from:
Net investment income	—	(197,516)	—
Net realized gain on investments	—	—	(9,307,348)
Net increase (decrease) in net assets from capital share transactions	(1,225,920)	(288,944)	85,689,442

Net increase (decrease) in net assets	(615,545)	3,549,929	117,555,947

NET ASSETS:
Beginning of year	14,367,109	41,069,341	257,618,660

End of year	$13,751,564	$44,619,270	$375,174,607

Distributions in excess of net investment included in net assets at end of year	$(137,315)	$(37,180)	$(34,411)

For the Year Ended October 31, 2011
		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(81,077)	$54,471	$(1,727,642)
Net realized gain (loss) on:
Investment transactions	1,510,925	3,848,564	593,326
Options written	—	—	9,660,303
Securities sold short	(480,631)	(1,084,096)	—
Foreign currency transactions	(15)	(16)	—
Net change in unrealized gain (loss) of:
Investments	(538,266)	(1,493,111)	73,375
Options Written	—	—	775,508
Securities sold short	154,876	916,561	—
Foreign currency translation	2	2	—

Net increase in net assets resulting from operations	565,814	2,242,375	9,374,870
Distributions to shareholders from:
Net investment income	—	(29,993)	—
Net realized gain on investments	—	—	(4,266,060)
Net increase in net assets from capital share transactions	2,457,108	4,405,503	139,634,291

Net increase in net assets	3,022,922	6,617,885	144,743,101

NET ASSETS:
Beginning of year	11,344,187	34,451,456	112,875,559

End of year	$14,367,109	$41,069,341	$257,618,660

Distributions in excess of net investment included in net assets at end of year	$(28,417)	$(2,764)	$(37,082)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Period Ended October 31, 2012

	International
	Secured		Philadelphia
	Options	International	International
	Portfolio[1]	Portfolio	Fund
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(6,955)	$4,975,139	$1,414,375
Net realized gain (loss) on:
Investment transactions	—	(2,085,097)	181,407
Options written	65,243	—	—
Foreign currency transactions	—	(323,942)	(72,538)
Net change in unrealized gain (loss) of:
Investments	9,443	(3,134,482)	1,131,144
Options Written	27,399	—	—
Foreign currency translation	—	(69,853)	(18,374)

Net increase (decrease) in net assets resulting from operations	95,130	(638,235)	2,636,014
Distributions to shareholders from:
Net investment income	—	(4,875,733)	(1,426,221)
Tax Return of capital	—	(92,753)	(19,893)
Net increase (decrease) in net assets from capital share transactions	21,019,463	(109,775,046)	(39,397,423)

Net increase (decrease) in net assets	21,114,593	(115,381,767)	(38,207,523)

NET ASSETS:
Beginning of year	—	271,428,173	83,632,571

End of year	$21,114,593	$156,046,406	$45,425,048

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$—	$(980)	$(287)

For the Period Ended October 31, 2011
			Philadelphia
		International	International
		Portfolio	Fund
Increase (decrease) in net assets
Operations:
Net investment income		$8,048,955	$2,389,160

Investment transactions		28,072,560	4,736,008
Foreign currency transactions		(384,426)	(94,305)

Investments		(55,947,908)	(13,859,444)
Foreign currency translation		(6,703)	1,020

Net decrease in net assets resulting from operations		(20,217,522)	(6,827,561)
Distributions to shareholders from:
Net investment income		(7,733,015)	(2,327,000)
Net decrease in net assets from capital share transactions		(89,463,940)	(13,402,241)

Net decrease in net assets		(117,414,477)	(22,556,802)

NET ASSETS:
Beginning of year		388,842,650	106,189,373

End of year		$271,428,173	$83,632,571

Undistributed net investment income included in net assets at end of year		$223,556	$84,097

 1 The International Secured Options Portfolio commenced operations on September 28, 2012.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the Year Ended October 31, 2012

	Philadelphia	Philadelphia
	International	International
	Small Cap	Emerging
	Fund	Markets Fund
Increase (decrease) in net assets
Operations:
Net investment income	$129,324	$235,154
Net realized gain (loss) on:
Investment transactions	(171,251)	483,082
Foreign currency transactions	(18,539)	(83,544)
Net change in unrealized gain (loss) of:
Investments	592,088	2,454,526
Foreign currency translation	(414)	(6,732)

Net increase in net assets resulting from operations	531,208	3,082,486
Distributions to shareholders from:
Net investment income:
Class IV	(112,000)	(159,465)
Net increase in net assets from capital share transactions	3,456,675	36,197,709

Net increase in net assets	3,875,883	39,120,730

NET ASSETS:
Beginning of period	2,923,622	2,151,247

End of period	$6,799,505	$41,271,977

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$5,773	$(1,058)

For the Year Ended October 31, 2011
	Philadelphia	Philadelphia
	International	International
	Small Cap	Emerging
	Fund[1]	Markets Fund[2]
Increase (decrease) in net assets
Operations:
Net investment income	$37,168	$21,927
Net realized gain (loss) on:
Investment transactions	(113,450)	(67,572)
Foreign currency transactions	3,712	(8,079)
Net change in unrealized loss of:
Investments	(438,293)	(364,864)
Foreign currency translation	(107)	(469)

Net decrease in net assets resulting from operations	(510,970)	(419,057)
Distributions to shareholders from:
Net investment income:
Class IV	(46,796)	—
Net increase in net assets from capital share transactions	3,481,388	2,570,304

Net increase in net assets	2,923,622	2,151,247

NET ASSETS:
Beginning of period	—	—

End of period	$2,923,622	$2,151,247

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(1,185)	$9,331

 1 The Philadelphia International Small Cap Fund commenced operations on May 31, 2011.
 2 The Philadelphia International Emerging Markets Fund commenced operations on June 30, 2011.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2012

Long/Short
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$610,375
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(15,064,747)
Investments sold	16,707,276
Purchases to cover securities sold short	(15,357,971)
Securities sold short	14,291,446
(Purchase)/Sale of short term investments, net	(118,840)
Decrease in Receivable from Investment Advisor	457
(Increase) in Interest receivable	(25)
Decrease in Cash collateral on deposit at broker	937,022
(Increase) in Dividends receivable	(1,860)
Decrease in Prepaid expenses	1,032
(Decrease) in Obligation to return Securities lending collateral	(60,290)
Increase in Dividends payable for securities sold short	3,607
(Decrease) in Investment Advisory fees	(2,927)
Increase in Directors fees	86
Increase in Payable to Affiliate	233
Increase in Accrued expenses	1,525
Net change in unrealized gain (loss) on investments	(465,791)
Net realized gain from investments	(752,297)
Net change in unrealized gain (loss) on securities sold short	(220,459)
Net realized loss from securities sold short	701,818

Net cash provided by (used in) operating activities	1,209,670

Cash flows from financing activities
Proceeds from shares sold	2,957,900
Payments on shares redeemed	(4,167,570)

Net cash provided by (used in) financing activities	(1,209,670)

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS — (Concluded)
For the Year Ended October 31, 2012

Total
Market
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$4,036,389
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(71,106,437)
Investments sold	70,049,539
Purchases to cover securities sold short	(23,599,344)
Securities sold short	24,973,002
(Purchase)/Sale of short term investments, net	1,188,399
Decrease in Receivable from Investment Advisor	6,392
(Increase) in Interest receivable	(361)
(Increase) in Cash collateral on deposit at broker	(2,145,513)
(Increase) in Dividends receivable	(8,313)
(Increase) in Prepaid expenses	(131)
Increase in Obligation to return Securities lending collateral	892,323
Increase in Dividends payable for securities sold short	21,547
(Decrease) in Investment Advisory fees	(5,366)
Increase in Directors fees	125
Increase in Payable to Affiliate	1,477
Increase in Accrued expenses	8,538
Net change in unrealized gain (loss) on investments	(1,442,001)
Net realized gain from investments	(3,537,269)
Net change in unrealized gain (loss) on securities sold short	(94,805)
Net realized loss from securities sold short	1,170,100

Net cash provided by (used in) operating activities	408,291

Cash flows from financing activities
Proceeds from shares sold	13,910,989
Payments on shares redeemed	(14,157,546)
Cash distributions paid	(161,734)

Net cash provided by (used in) financing activities	(408,291)

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	—

Non-cash financial activities not included herein consist of reinvestment of $35,782

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Government Cash Portfolio
	For the Years Ended October 31,
	2012	2011[1]	2010[1]	2009	2008[1]

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000 [2]	0.000[2]	0.001	0.007	0.031
Net realized gain (loss) on investments	0.000 [2]	0.000[2]	0.000	0.000	(0.001)

Total from investment operations	0.000 [2]	0.000 [2]	0.001	0.007	0.030

Distributions to shareholders from:
Net investment income	(0.000)[2]	(0.000)[2]	(0.001)	(0.007)	(0.030)

Net realized capital gains	(0.000)[2]	—	—	—	—

Total distributions	$(0.000)[2]	$(0.000)[2]	$(0.001)	$(0.007)	$(0.030)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.00%	0.02%	0.06%	0.65%	3.05%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$740,078	$730,284	$666,488	$695,380	$723,520
Ratio of operating expenses to average net assets	0.21%	0.21%	0.22%	0.25%	0.21%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.17%	0.17%	0.22%	—%	—%
Ratio of net investment income to average net assets	0.00%[3]	0.01%	0.06%	0.65%	3.06%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.001 per share.
[3]	Amount rounds to less than 0.01%.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Tax-Exempt Cash Portfolio
	For the Years Ended October 31,
	2012	2011	2010	2009	2008[1]

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000 [2]	0.000[2]	0.000[2]	0.002	0.020
Net realized gain on investments	0.000	0.000	0.000	0.000	0.001

Total from investment operations	0.000	0.000	0.000	0.002	0.021

Distributions to shareholders from:
Net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.002)	(0.021)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.00%	0.01%	0.02%	0.17%	2.09%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$679,426	$585,561	$550,883	$616,119	$1,137,156
Ratio of operating expenses to average net assets	0.22%	0.21%	0.22%	0.25%	0.19%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.14%	0.17%	0.21%	0.24%	—%
Ratio of net investment income to average net assets	0.00%[3]	0.01%	0.02%	0.20%	2.03%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.001 per share.
[3]	Amount rounds to less than 0.01%.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Core Fixed Income Portfolio
	For the Year Ended October 31,
	2012	2011	2010[1]	2009	2008

Net asset value, beginning of year	$11.67	$11.67	$11.37	$10.35	$10.64

Income from investment operations:
Net investment income	0.30	0.38	0.39	0.40	0.50
Net realized and unrealized gain (loss) on investments	0.32	0.02 [2]	0.38	1.03	(0.29)

Total from investment operations	0.62	0.40	0.77	1.43	0.21

Distributions to shareholders from:
Net investment income	(0.34)	(0.40)	(0.40)	(0.41)	(0.50)
Net realized capital gains	(0.20)	—	(0.07)	—	—

Total distributions	(0.54)	(0.40)	(0.47)	(0.41)	(0.50)

Net asset value, end of year	$11.75	$11.67	$11.67	$11.37	$10.35

Total return	5.51%	3.52%	7.01%	13.96%	1.89%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$480,499	$361,341	$396,884	$353,513	$237,944
Ratio of operating expenses to average net assets	0.57%	0.57%	0.57%	0.57%	0.56%
Ratio of net investment income to average net assets	2.61%	3.26%	3.40%	3.67%	4.64%
Portfolio turnover rate	22%	68%	31%	55%	71%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating net asset value per share of the Fund.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Strategic Equity Portfolio
	For the Year Ended October 31,
	2012	2011	2010	2009	2008

Net asset value, beginning of year	$17.19	$16.40	$14.33	$13.20	$20.00

Income from investment operations:
Net investment income	0.18	0.13	0.10	0.11	0.10
Net realized and unrealized gain (loss) on investments	2.00	0.79	2.07	1.13	(6.71)

Total from investment operations	2.18	0.92	2.17	1.24	(6.61)

Distributions to shareholders from:
Net investment income	(0.17)	(0.13)	(0.10)	(0.11)	(0.10)
Net realized capital gains	—	—	—	—	(0.09)

Total distributions	(0.17)	(0.13)	(0.10)	(0.11)	(0.19)

Net asset value, end of year	$19.20	$17.19	$16.40	$14.33	$13.20

Total return	12.68%	5.58%	15.15%	9.57%	(33.32)%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$170,580	$153,893	$157,227	$132,739	$97,704
Ratio of operating expenses to average net assets	0.87%	0.88%	0.88%	0.88%	0.86%
Ratio of net investment income to average net assets	0.99%	0.72%	0.63%	0.90%	0.57%
Portfolio turnover rate	37%	51%	44%	53%	91%

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Advisor Shares
	For the Year Ended October 31,
	2012	2011[1]	2010[1]	2009	2008[1]

Net asset value, beginning of year	$16.64	$14.70	$11.70	$10.62	$16.89

Income from investment operations:
Net investment income	0.08	—	0.01	0.05	0.05
Net realized and unrealized gain (loss) on investments	1.60	1.95	3.01	1.08	(6.28)

Total from investment operations	1.68	1.95	3.02	1.13	(6.23)

Distributions to shareholders from:
Net investment income	(0.08)	(0.01)	(0.02)	(0.05)	(0.04)

Total distributions	(0.08)	(0.01)	(0.02)	(0.05)	(0.04)

Net asset value, end of year	$18.24	$16.64	$14.70	$11.70	$10.62

Total return	10.10%[2]	13.24%	25.78%	10.81%	(36.94)%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$363,561	$216,958	$128,828	$104,611	$93,448
Ratio of operating expenses to average net assets	0.93%	0.94%	0.96%	0.94%	0.94%
Ratio of net investment income to average net assets	0.47%	0.01%	0.04%	0.50%	0.35%
Portfolio turnover rate[3]	49%	78%	81%	89%	72%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value of financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[3]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Institutional Shares
	For the Year Ended October 31,
	2012[1]	2011	2010[1]	2009[1]	2008

Net asset value, beginning of year	$17.16	$15.12	$12.01	$10.89	$17.29

Income from investment operations:
Net investment income	0.13	0.05	0.03	0.07	0.08
Net realized and unrealized gain (loss) on investments	1.65	2.00	3.10	1.10	(6.42)

Total from investment operations	1.78	2.05	3.13	1.17	(6.34)

Distributions to shareholders from:
Net investment income	(0.08)	(0.01)	(0.02)	(0.05)	(0.06)

Total distributions	(0.08)	(0.01)	(0.02)	(0.05)	(0.06)

Net asset value, end of year	$18.86	$17.16	$15.12	$12.01	$10.89

Total return	10.38%	13.53%	26.12%	10.91%	(36.77)%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$14,305	$249	$1	$1	$1
Ratio of operating expenses to average net assets	0.73%	0.74%	0.76%	0.74%	0.74%
Ratio of net investment income to average net assets	0.71%	0.30%	0.31%	0.64%	0.54%
Portfolio turnover rate[2]	49%	78%	81%	89%	72%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Value Portfolio
	For the Year Ended October 31,
	2012	2011	2010	2009	2008

Net asset value, beginning of year	$9.46	$9.33	$7.88	$7.00	$10.89

Income from investment operations:
Net investment income	0.13	0.07	0.06	0.12	0.16
Net realized and unrealized gain (loss) on investments	1.08	0.13 [1]	1.45	0.88	(3.89)

Total from investment operations	1.21	0.20	1.51	1.00	(3.73)

Distributions to shareholders from:
Net investment income	(0.11)	(0.07)	(0.06)	(0.12)	(0.16)
Net realized capital gains	—	—	—	—	(0.00)[2]

Total distributions	(0.11)	(0.07)	(0.06)	(0.12)	(0.16)

Net asset value, end of year	$10.56	$9.46	$9.33	$7.88	$7.00

Total return	12.86%	2.10%	19.14%	14.65%	(34.61)%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$77,107	$86,873	$47,484	$36,541	$31,091
Ratio of operating expenses to average net assets	0.91%	0.92%	0.95%	0.97%	0.94%
Ratio of net investment income to average net assets	1.26%	0.70%	0.64%	1.75%	1.64%
Portfolio turnover rate	157%	164%	118%	177%	288%

[1]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating net asset value per share of the Fund.
[2]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	U.S. Emerging Growth Portfolio
	For the Year Ended October 31,
	2012[1]	2011[1]	2010[1]	2009[1]	2008[1]

Net asset value, beginning of year	$6.78	$6.04	$4.71	$4.53	$7.34

Income from investment operations:
Net investment income (loss)	0.01	(0.02)	0.00 [2]	0.01	0.00 [2]
Net realized and unrealized gain (loss) on investments	0.58	0.76	1.34	0.17	(2.80)

Total from investment operations	0.59	0.74	1.34	0.18	(2.80)

Distributions to shareholders from:
Net investment income	(0.01)	—	(0.01)	—	—
Tax return of capital	—	—	—	—	(0.01)

Total distributions	(0.01)	—	(0.01)	—	(0.01)

Net asset value, end of year	$7.36	$6.78	$6.04	$4.71	$4.53

Total return	8.77%	12.25%	28.54%	3.97%	(38.16)%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$27,385	$18,671	$17,643	$19,554	$22,903
Ratio of operating expenses to average net assets	1.00%	0.98%	1.00%	1.00%	0.95%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	0.17%	(0.22)%	(0.06)%	0.14%	0.06%
Portfolio turnover rate	120%	157%	109%	117%	129%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap 100 Portfolio
	For the Year Ended October 31,
	2012	2011[1]	2010[1]	2009	2008

Net asset value, beginning of year	$12.62	$11.49	$9.75	$8.60	$13.97

Income from investment operations:
Net investment income	0.17	0.11	0.09	0.11	0.12
Net realized and unrealized gain (loss) on investments	1.48	1.12	1.74	1.15	(5.38)

Total from investment operations	1.65	1.23	1.83	1.26	(5.26)

Distributions to shareholders from:
Net investment income	(0.17)	(0.10)	(0.09)	(0.11)	(0.11)

Total distributions	(0.17)	(0.10)	(0.09)	(0.11)	(0.11)

Net asset value, end of year	$14.10	$12.62	$11.49	$9.75	$8.60

Total return	13.14%	10.69%	18.81%	14.80%	(37.89)%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$115,204	$91,070	$86,428	$91,794	$87,534
Ratio of operating expenses to average net assets	0.88%	0.88%	0.89%	0.88%	0.86%
Ratio of net investment income to average net assets	1.23%	0.84%	0.83%	1.24%	0.95%
Portfolio turnover rate	104%	103%	103%	124%	111%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Growth Portfolio
	For the Year Ended October 31,
	2012	2011	2010[1]	2009[1]	2008[1]

Net asset value, beginning of year	$13.73	$12.31	$9.80	$8.57	$14.17

Income from investment operations:
Net investment income	0.07	0.07	0.04	0.04	0.04
Net realized and unrealized gain (loss) on investments	1.08	1.42	2.51	1.24	(5.61)

Total from investment operations	1.15	1.49	2.55	1.28	(5.57)

Distributions to shareholders from:
Net investment income	(0.07)	(0.07)	(0.04)	(0.05)	(0.03)

Total distributions	(0.07)	(0.07)	(0.04)	(0.05)	(0.03)

Net asset value, end of year	$14.81	$13.73	$12.31	$9.80	$8.57

Total return	8.44%	12.13%	26.11%	14.99%	(39.36)%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$93,527	$64,981	$50,040	$44,182	$41,314
Ratio of operating expenses to average net assets	0.89%	0.88%	0.90%	0.90%	0.88%
Ratio of net investment income to average net assets	0.52%	0.56%	0.38%	0.50%	0.29%
Portfolio turnover rate	111%	117%	125%	140%	148%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Long/Short Portfolio
	For the Year Ended October 31,
	2012[1]	2011[1]	2010[1]	2009[1]	2008[1]

Net asset value, beginning of year	$8.90	$8.45	$8.15	$8.25	$9.55

Income from investment operations:
Net investment income (loss)	(0.08)	(0.05)	(0.04)	(0.04)	0.14
Net realized and unrealized gain (loss) on investments	0.47	0.50	0.34	(0.06)	(1.28)

Total from investment operations	0.39	0.45	0.30	(0.10)	(1.14)

Distributions to shareholders from:
Net investment income	—	—	—	—	(0.16)

Total distributions	—	—	—	—	(0.16)

Net asset value, end of year	$9.29	$8.90	$8.45	$8.15	$8.25

Total return	4.38%	5.33%	3.68%	(1.21)%	(12.15)%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$13,752	$14,367	$11,344	$17,615	$34,904
Ratio of operating expenses before waiver/reimbursement to average net assets	3.20%	2.81%	2.72%	2.84%	2.28%
Ratio of operating expenses after waiver/reimbursement to average net assets	2.80%	2.36%	2.33%	2.49%	1.89%
Ratio of operating expenses after waiver/reimbursement excluding dividends and interest on securities sold short and stock ticket expense on securities sold short	1.25%	1.25%	1.25%	1.23%	1.18%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	(0.83)%	(0.74)%	(0.47)%	(0.44)%	1.54%
Portfolio turnover rate	128%[2]	137%[2]	636%	715%	656%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The calculation of the portfolio turnover rate for the fiscal years ended October 31, 2011 and 2012 reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Total Market Portfolio
	For the Year Ended October 31,
	2012	2011[1]	2010[1]	2009[1]	2008[1]

Net asset value, beginning of year	$9.01	$8.36	$7.02	$6.54	$10.42

Income from investment operations:
Net investment income	0.03	0.01	0.00 [2]	0.02	0.05
Net realized and unrealized gain (loss) on investments	0.68	0.65	1.35	0.49	(3.87)

Total from investment operations	0.71	0.66	1.35	0.51	(3.82)

Distributions to shareholders from:
Net investment income	(0.04)	(0.01)	(0.01)	(0.02)	(0.06)
Tax return of capital	—	—	—	(0.01)	—

Total distributions	(0.04)	(0.01)	(0.01)	(0.03)	(0.06)

Net asset value, end of year	$9.68	$9.01	$8.36	$7.02	$6.54

Total return	7.93%	7.86%	19.20%	7.72%	(36.83)%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$44,619	$41,069	$34,451	$20,679	$27,331
Ratio of operating expenses before waiver/reimbursement to average net assets	2.48%	2.19%	2.12%	2.32%	2.30%
Ratio of operating expenses after waiver/reimbursement to average net assets	2.09%	1.84%	1.77%	1.96%	1.92%
Ratio of operating expenses after waiver/reimbursement excluding dividends and interest on securities sold short and stock ticket expense on securities sold short	1.25%	1.21%	1.23%	1.25%	1.20%
Ratio of net investment income to average net assets	0.29%	0.14%	0.05%	0.25%	0.54%
Portfolio turnover rate	135%[3]	123%[3]	200%	185%	201%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	The calculation of the portfolio turnover rate for the fiscal years ended October 31, 2011 and 2012 reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Secured Options Portfolio
			For the
			Period
			June 30,
			2010[2]
			through
	For the Year Ended October 31,		October 31,
	2012	2011[1]	2010[1]

Net asset value, beginning of year	$12.03	$11.55	$10.00

Income from investment operations:
Net investment loss	(0.10)	(0.10)	(0.03)
Net realized and unrealized gain on investments	1.78	0.98	1.58

Total from investment operations	1.68	0.88	1.55

Distributions to shareholders from:
Net realized capital gains	(0.43)	(0.40)	—

Total distributions	(0.43)	(0.40)	—

Net asset value, end of year	$13.28	$12.03	$11.55

Total return	14.34%	7.74%	15.50%[3]

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$375,175	$257,619	$112,876
Ratio of operating expenses to average net assets	0.88%	0.90%	1.02%[4]
Ratio of net expenses in excess of income to average net assets	(0.85)%	(0.85)%	(0.91)%[4]
Portfolio turnover rate	1,130%	1,010%	247%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Commencement of operations.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

International
Secured
Options
Portfolio
For the
Period
September 28,
2012[1]
through
October 31,
2012[2]

Net asset value, beginning of year	$10.00

Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain on investments	0.16

Total from investment operations	0.15

Net asset value, end of period	$10.15

Total return[3]	1.50%

Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000s)	$21,115
Ratio of operating expenses before waiver/reimbursement to average net assets	3.68%[4]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[4]
Ratio of net expenses in excess of income to average net assets	(1.00)%[4]
Portfolio turnover rate	0.00%[5]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Calculation represents portfolio turnover for the Fund for the period of September 28, 2012 through October 31, 2012.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	International Portfolio
	For the Year Ended October 31,
	2012[1]	2011[1]	2010[1]	2009[1]	2008

Net asset value, beginning of year	$12.06	$13.36	$12.34	$9.09	$19.71

Income from investment operations:
Net investment income	0.29	0.32	0.30	0.25	0.53
Net realized and unrealized gain (loss) on investments	(0.15)	(1.30)	1.01	3.25	(10.42)

Total from investment operations	0.14	(0.98)	1.31	3.50	(9.89)

Distributions to shareholders from:
Net investment income	(0.31)	(0.32)	(0.29)	(0.25)	(0.54)
Net realized capital gains	—	—	—	—	(0.19)
Tax return of capital	(0.01)	—	—	—	—

Total distributions	(0.32)	(0.32)	(0.29)	(0.25)	(0.73)

Net asset value, end of year	$11.88	$12.06	$13.36	$12.34	$9.09

Total return	1.28%	(7.56)%	10.88%	39.06%	(51.69)%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$156,046	$271,428	$388,843	$392,845	$355,145
Ratio of operating expenses to average net assets	1.14%	1.13%	1.13%	1.13%	1.11%
Ratio of net investment income to average net assets	2.47%	2.35%	2.43%	2.54%	3.21%
Portfolio turnover rate	45%	40%	36%	63%	49%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Fund
	For the Year Ended October 31,
	2012[1]	2011[1]	2010[1]	2009[1]	2008

Net asset value, beginning of year	$10.86	$12.04	$11.18	$9.15	$20.32

Income from investment operations:
Net investment income	0.25	0.31	0.29	0.22	0.64
Net realized and unrealized gain (loss) on investments	(0.04)[2]	(1.18)	0.84	2.85	(10.91)

Total from investment operations	0.21	(0.87)	1.13	3.07	(10.27)

Distributions to shareholders from:
Net investment income	(0.32)	(0.31)	(0.27)	(0.24)	(0.61)
Net realized capital gains	—	—	—	(0.80)	(0.29)
Tax return of capital	(0.00)[3]	—	—	—	—

Total distributions	(0.32)	(0.31)	(0.27)	(1.04)	(0.90)

Net asset value, end of year	$10.75	$10.86	$12.04	$11.18	$9.15

Total return	2.03%	(7.50)%	10.48%	36.81%	(52.37)%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$45,425	$83,633	$106,189	$109,423	$182,815
Ratio of operating expenses before waiver/reimbursement to average net assets	1.00%	0.94%	0.93%	0.92%	0.88%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[4]	0.94%	0.93%	0.92%	0.88%
Ratio of net investment income to average net assets	2.34%	2.53%	2.59%	2.44%	3.52%
Portfolio turnover rate	53%	51%	40%	55%	40%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating net asset value per share of the Fund.
[3]	Amount rounds to less than $0.01 per share.
[4]	Amount of waiver/reimbursement rounds to less than 0.01% per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Small Cap Fund Class IV
		For the
		Period
	For the	May 31,
	Year	2011[2]
	Ended	through
	October 31,	October 31,
	2012[1]	2011[1]

Net asset value, beginning of year	$8.32	$10.00

Income from investment operations:
Net investment income	0.27	0.11
Net realized and unrealized gain (loss) on investments	0.47	(1.65)

Total from investment operations	0.74	(1.54)

Distributions to shareholders from:
Net investment income	(0.21)	(0.14)

Total distributions	(0.21)	(0.14)

Purchase Premium	0.03	—
Net asset value, end of year	$8.88	$8.32

Total return[4]	9.41%	(15.37)%[3]

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$6,800	$2,924
Ratio of operating expenses before waiver/reimbursement to average net assets	2.75%	4.65%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.10%	1.10%[5]
Ratio of net investment income to average net assets	3.21%	2.90%[5]
Portfolio turnover rate	85%	28%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Commencement of operations.
[3]	Total return calculation is not annualized.
[4]	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Emerging Markets Fund Class IV
		For the
		Period
	For the	June 30,
	Year	2011[2]
	Ended	through
	October 31,	October 31,
	2012[1]	2011[1]

Net asset value, beginning of year	$8.45	$10.00

Income from investment operations:
Net investment income	0.15	0.09
Net realized and unrealized gain (loss) on investments	0.20	(1.72)

Total from investment operations	0.35	(1.63)

Distributions to shareholders from:
Net investment income	(0.24)	—

Total distributions	(0.24)	—

Purchase Premium	0.18	0.08
Net asset value, end of year	$8.74	$8.45

Total return[3]	6.41%[4]	(15.50)%[5]

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$41,272	$2,151
Ratio of operating expenses before waiver/reimbursement to average net assets	1.92%	8.12%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.25%	1.25%[6]
Ratio of net investment income to average net assets	1.71%	2.98%[6]
Portfolio turnover rate	86%	19%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Commencement of operations.
[3]	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	Total return calculation is not annualized.
[6]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Face
Amount		Value

AGENCY NOTES* — 56.3%

	Federal Farm Credit Bank — 17.7%
$10,000,000	0.180% due 1/2/13	$9,999,770
15,000,000	0.237% due 2/20/13[1]	14,998,164
15,000,000	0.237% due 2/21/13[1]	15,000,000
15,000,000	0.227% due 4/16/13[1]	14,999,661
10,000,000	0.201% due 4/30/13[1]	10,001,845
5,000,000	0.300% due 5/3/13[1]	5,002,812
10,000,000	0.180% due 6/4/13[1]	9,999,411
10,000,000	0.190% due 6/20/13[1]	9,999,367
10,000,000	0.600% due 6/21/13[1]	10,026,405
10,000,000	0.200% due 7/2/13[1]	10,000,000
5,000,000	0.300% due 7/29/13[1]	5,003,754
5,000,000	0.350% due 8/26/13[1]	5,006,204
11,000,000	0.317% due 9/23/13[1]	11,007,847

		131,045,240

	Federal Home Loan Bank — 27.7%
25,000,000	0.180% due 11/21/12	24,999,742
10,300,000	1.625% due 11/21/12[2]	10,308,380
10,000,000	0.180% due 12/27/12	9,999,570
10,000,000	0.180% due 12/28/12	9,999,561
6,600,000	0.200% due 1/18/13	6,599,941
4,700,000	0.150% due 2/6/13	4,699,151
7,275,000	1.000% due 3/27/13	7,296,976
3,200,000	0.230% due 4/17/13	3,199,952
20,000,000	0.210% due 4/26/13[1]	20,000,499
10,000,000	0.200% due 5/2/13	9,997,373
10,000,000	0.220% due 5/15/13[1]	9,999,458
10,000,000	0.340% due 5/21/13	10,007,529
2,000,000	0.300% due 6/5/13	2,000,136
5,000,000	0.250% due 6/7/13	5,000,000
2,960,000	3.875% due 6/14/13	3,025,696
20,000,000	0.200% due 7/12/13[1]	19,998,592
5,000,000	0.125% due 7/25/13	4,996,437
9,500,000	1.000% due 7/29/13	9,550,987
5,000,000	0.280% due 8/2/13	5,001,370
8,000,000	0.280% due 8/13/13	8,003,371
8,000,000	0.270% due 8/16/13	8,002,310
7,800,000	3.625% due 10/18/13	8,054,792
4,000,000	0.300% due 11/22/13	4,002,797

		204,744,620

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

AGENCY NOTES* — (Continued)

	Federal Home Loan Mortgage Corporation — 5.5%
$10,000,000	0.360% due 1/10/13[1]	$10,003,085
5,000,000	1.720% due 4/11/13	5,032,933
15,000,000	4.125% due 9/27/13	15,525,978
5,000,000	0.375% due 10/15/13	5,006,748
5,000,000	0.375% due 11/27/13	5,007,740

		40,576,484

	Federal National Mortgage Association — 5.4%
4,628,000	4.750% due 11/19/12	4,638,388
16,705,000	0.370% due 12/3/12[1]	16,707,308
3,305,000	1.000% due 12/27/12	3,309,068
3,615,000	0.400% due 2/1/13[1]	3,616,749
2,000,000	0.380% due 8/9/13[1]	2,002,808
10,000,000	1.000% due 9/23/13	10,070,229

		40,344,550

	TOTAL AGENCY NOTES (Amortized Cost $416,710,894)	416,710,894

GOVERNMENT GUARANTEED CORPORATE NOTES*,3 — 0.7%
5,288,000	General Electric Capital Corp.,
	2.125% due 12/21/12	5,301,922

		5,301,922

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

REPURCHASE AGREEMENTS* — 42.9%
$27,713,491	With Bank of America, dated 10/31/12, 0.230%, principal and interest in the amount of $27,713,668, due 11/1/12, (collateralized by a U.S. Treasury Note with a par value of $26,741,500, coupon rate of 1.880%, due 9/30/17, market value of $28,267,637)	$27,713,491
120,000,000	With RBS Greenwich, Inc., dated 10/31/12, 0.230%, principal and interest in the amount of $120,000,767, due 11/1/12, (collateralized by a U.S. Treasury Note with a par value of $96,228,000, coupon rate of 11.250%, due 2/15/15, market value of $122,450,130)	120,000,000
170,000,000	With UBS AG, dated 10/31/12, 0.280%, principal and interest in the amount of $170,001,322, due 11/1/12, (collateralized by U.S. Treasury Notes with a par value of $164,266,700, coupon rates of 2.380 — 2.500%, due 3/31/15-5/31/18, market value of $173,400,374)	170,000,000

	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $317,713,491)	317,713,491

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.6%
4,115,000	State Street Navigator Securities Lending Prime Portfolio	4,115,000

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Amortized Cost $4,115,000)	4,115,000

TOTAL INVESTMENTS (Amortized Cost $743,841,307)[4]	100.5%	$743,841,307
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(3,762,928)

NET ASSETS	100.0%	$740,078,379

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of October 31, 2012.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Government Guaranteed Corporate Notes are issued through the FDIC sponsored, Temporary Liquidity Government Guarantee Program.
[4]	Aggregate cost for federal tax purposes was $743,841,307.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

AGENCY DIVERSIFICATION

On October 31, 2012, agency diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

AGENCIES:
Federal Home Loan Bank	27.7%	$204,744,620
Federal Farm Credit Bank	17.7	131,045,240
Federal Home Loan Mortgage Corporation	5.5	40,576,484
Federal National Mortgage Association	5.4	40,344,550
Government Guaranteed Corporate	0.7	5,301,922

TOTAL	57.0%	$422,012,816
REPURCHASE AGREEMENTS	42.9	317,713,491
INVESTMENTS OF SECURITY LENDING COLLATERAL	0.6	4,115,000

TOTAL INVESTMENTS	100.5%	$743,841,307

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 97.0%

	Daily Variable/Floating Rate Notes — 47.6%
$7,300,000	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.15% due 4/1/17	$7,300,000
5,800,000	California State Infrastructure & Economic Development Bank Revenue, J Paul Getty Trust, Series A-2,
	0.17% due 10/1/47	5,800,000
11,200,000	California State Pollution Control Financing Authority, Pollution Control Revenue, Chevron USA Inc. Project,
	0.22% due 6/1/25	11,200,000
9,520,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series C, (LOC: U.S. Bank N.A.),
	0.22% due 1/15/26	9,520,000
9,140,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series D (LOC: U.S. Bank N.A.),
	0.22% due 1/15/26	9,140,000
4,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2,
	0.18% due 7/1/36	4,000,000
4,150,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.18% due 7/1/35	4,150,000
7,800,000	Cuyahoga County, Ohio, Cleveland Clinic Revenue, Subseries B-3 (SPA: U.S. Bank N.A.),
	0.23% due 1/1/39	7,800,000
16,830,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.23% due 12/1/15	16,830,000
6,800,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project,
	0.22% due 12/1/51	6,800,000
	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project:
300,000	0.200% due 11/1/19	300,000
800,000	0.220% due 3/1/22	800,000
1,300,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.),
	0.16% due 5/15/35	1,300,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
$4,400,000	0.220% due 6/1/20	$4,400,000
3,050,000	0.220% due 10/1/24	3,050,000
7,600,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.22% due 3/1/24	7,600,000
17,710,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series A,
	0.24% due 5/15/48	17,710,000
8,250,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series B,
	0.21% due 5/15/48	8,250,000
13,200,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.23% due 12/1/16	13,200,000
8,735,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.21% due 6/1/23	8,735,000
6,240,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.22% due 10/1/24	6,240,000
3,200,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.20% due 8/1/15	3,200,000
2,500,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.22% due 11/1/14	2,500,000
2,025,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series G,
	0.21% due 7/1/39	2,025,000
1,700,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series I,
	0.21% due 7/1/39	1,700,000
7,650,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.24% due 11/1/35	7,650,000
1,350,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.18% due 11/1/49	1,350,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$8,000,000	Massachusetts State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, (SPA: U.S. Bank N.A.),
	0.23% due 8/15/40	$8,000,000
8,400,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.23% due 12/1/30	8,400,000
1,565,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.21% due 12/1/30	1,565,000
10,800,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series F,
	0.23% due 11/1/35	10,800,000
4,200,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Revenue Bonds, Series B, (SPA: U.S. Bank),
	0.23% due 5/15/34	4,200,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.23% due 10/1/35	1,400,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.21% due 3/1/40	4,100,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.23% due 7/15/32	2,150,000
5,200,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase),
	0.22% due 6/1/31	5,200,000
9,180,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: J.P. Morgan Chase),
	0.25% due 6/1/41	9,180,000
6,200,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen),
	0.24% due 11/1/22	6,200,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,050,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.25% due 11/1/22	$1,050,000
2,550,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-F, (SPA: Royal Bank of Canada),
	0.22% due 11/1/22	2,550,000
	New York City, New York, General Obligation Unlimited, Subseries A-10, (LOC: J.P. Morgan Chase):
1,700,000	0.260% due 8/1/16	1,700,000
1,600,000	0.260% due 8/1/17	1,600,000
2,885,000	New York City, New York, General Obligation Unlimited, Subseries A-8, (LOC: J.P. Morgan Chase),
	0.20% due 8/1/18	2,885,000
	New York City, New York, General Obligation Unlimited, Subseries B-2, (LOC: J.P. Morgan Chase):
200,000	0.260% due 8/15/18	200,000
2,200,000	0.260% due 8/15/20	2,200,000
1,900,000	0.260% due 8/15/21	1,900,000
10,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, CC-1, (SPA: Bank of Nova Scotia),
	0.25% due 6/15/38	10,000,000
3,800,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: J.P. Morgan Chase),
	0.23% due 7/1/25	3,800,000
2,073,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.26% due 7/15/19	2,073,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.21% due 8/15/20	1,600,000
20,015,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.24% due 5/15/32	20,015,000
18,525,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.23% due 4/1/38	18,525,000
6,925,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.24% due 2/15/31	6,925,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$8,300,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.22% due 12/1/29	$8,300,000
1,400,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.22% due 10/1/25	1,400,000
1,720,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank N.A.),
	0.23% due 2/1/26	1,720,000
920,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.21% due 11/1/25	920,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $323,108,000)	323,108,000

	Weekly Variable/Floating Rate Notes — 49.4%
14,000,000	Alaska State International Airports Revenue, Series A, (LOC: State Street Bank & Trust Co.),
	0.22% due 10/1/30	14,000,000
2,025,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.30% due 8/1/16	2,025,000
15,000,000	California State General Obligation Unlimited, Series B, (LOC: Barclays Bank PLC),
	0.20% due 5/1/40	15,000,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.31% due 9/1/24	900,000
700,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank N.A.),
	0.21% due 12/1/33	700,000
3,493,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.22% due 7/1/27	3,493,000
7,080,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.18% due 4/1/20	7,080,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$1,755,000	Connecticut State General Obligations, Series B, (SPA: Bayerische Landesbank),
	0.22% due 5/15/14	$1,755,000
12,000,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Series U2,
	0.18% due 7/1/33	12,000,000
2,190,000	Durham, North Carolina, Water & Sewer Utility System Revenue, (SPA: Wells Fargo Bank N.A.),
	0.19% due 12/1/15	2,190,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.23% due 12/1/34	750,000
5,500,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.23% due 12/1/26	5,500,000
1,190,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank N.A.),
	0.21% due 12/1/20	1,190,000
8,915,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.19% due 4/1/27	8,915,000
9,205,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.20% due 10/1/36	9,205,000
6,805,000	Kansas State Department of Transportation, Highway Revenue, Series C-1, (SPA: J.P. Morgan Chase),
	0.21% due 9/1/19	6,805,000
609,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.18% due 7/1/28	609,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.20% due 12/15/24	6,160,000
3,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A,
	0.18% due 2/15/38	3,000,000
2,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B,
	0.18% due 2/15/38	2,000,000
10,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B,
	0.21% due 10/1/39	10,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$1,930,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series C,
	0.21% due 2/15/38	$1,930,000
4,200,000	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series B,
	0.20% due 7/1/27	4,200,000
4,000,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.22% due 11/1/26	4,000,000
3,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.22% due 11/1/28	3,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.20% due 12/1/29	2,610,000
6,500,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.21% due 8/1/28	6,500,000
7,800,000	Mecklenburg County, North Carolina, Certificate of Participation, (SPA: Branch Banking & Trust),
	0.21% due 2/1/26	7,800,000
2,490,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank N.A.),
	0.31% due 12/1/27	2,490,000
5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.18% due 6/1/32	5,000,000
2,800,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wells Fargo Bank N.A.),
	0.18% due 7/1/31	2,800,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.21% due 2/15/35	6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured),
	0.20% due 11/15/19	5,100,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank),
	0.21% due 11/15/28	$7,600,000
4,000,000	New York State Dormitory Authority Revenue, Columbia, Series B,
	0.15% due 7/1/28	4,000,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.20% due 11/15/36	6,300,000
3,000,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.18% due 12/1/17	3,000,000
8,900,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.18% due 6/1/27	8,900,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.18% due 12/1/21	4,380,000
1,935,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase),
	0.22% due 11/15/28	1,935,000
7,000,000	Ohio State University General Receipts,
	0.22% due 12/1/21	7,000,000
9,600,000	Ohio State University, Series B,
	0.19% due 12/1/29	9,600,000
3,500,000	Ohio State University, Series E,
	0.19% due 6/1/35	3,500,000
4,300,000	Ohio State, General Obligation Unlimited, Series C,
	0.19% due 6/15/26	4,300,000
10,100,000	Pennsylvania State University, Revenue Bonds, Series A, (G.O. of University), (SPA: J.P. Morgan Chase),
	0.25% due 3/1/32	10,100,000
5,000,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.18% due 9/1/35	5,000,000
6,250,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.20% due 9/1/36	6,250,000
1,800,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.20% due 9/1/36	1,800,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$11,750,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.20% due 7/1/35	$11,750,000
6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.16% due 7/1/33	6,275,000
185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.20% due 7/1/32	185,000
4,800,000	Rhode Island Health & Educational Building Corp. Revenue, Higher Education Facilities Brown, Series A,
	0.20% due 5/1/35	4,800,000
419,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank N.A.),
	0.31% due 12/1/15	419,000
12,760,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.26% due 5/1/32	12,760,000
6,675,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Landesbank Hessen-Thuerigen),
	0.26% due 11/1/31	6,675,000
3,350,000	University of North Carolina, Revenue Bonds, Series B,
	0.18% due 12/1/25	3,350,000
7,030,000	University of North Carolina, Revenue Bonds, Series C,
	0.19% due 12/1/25	7,030,000
	University of Texas, University Revenue, Financing System, Series B:
6,140,000	0.170% due 8/1/16	6,140,000
3,470,000	0.200% due 8/1/33	3,470,000
6,500,000	0.170% due 8/1/39	6,500,000
700,000	University of Texas, University Revenue, Refunding, Financing System, Series A,
	0.16% due 8/15/13	700,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$9,460,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.22% due 6/1/48	$9,460,000
6,955,000	Westminster, Colorado, Multi-Family Housing Revenue, Refunding, Warwick Station Apartments, (FHLMC Insured),
	0.23% due 12/1/23	6,955,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $335,836,000)	335,836,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $658,944,000)	658,944,000

FIXED RATE NOTES* — 3.0%
5,000,000	Colorado State General Fund, Revenue TRANS, Series A,
	2.00% due 6/27/13	5,059,155
15,000,000	Texas State, TRANS,
	2.50% due 8/30/13	15,282,225

	TOTAL FIXED RATE NOTES (Amortized Cost $20,341,380)	20,341,380

TOTAL INVESTMENTS (Amortized Cost $679,285,380)[2]	100.0%	$679,285,380
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	140,866

NET ASSETS	100.0%	$679,426,246

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $679,285,380.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

COUPON TYPE

On October 31, 2012, coupon type of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

COUPON TYPE:
Variable/Floating Rate Notes	97.0%	$658,944,000
Fixed Rate Notes	3.0	20,341,380

TOTAL INVESTMENTS	100.0%	$679,285,380

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Face
Amount		Value

AGENCY NOTES* — 5.9%

	Federal Home Loan Mortgage Corporation — 4.7%
$12,000,000	5.000% due 7/15/14	$12,955,224
8,135,000	5.125% due 10/18/16	9,567,012

		22,522,236

	Federal National Mortgage Association — 1.2%
5,000,000	5.000% due 5/11/17	5,939,365

		5,939,365

	TOTAL AGENCY NOTES (Cost $27,912,587)	28,461,601

MORTGAGE-BACKED SECURITIES*,1 — 45.8%

	Federal Home Loan Mortgage Corporation — 11.3%
1,324	# G00807, 9.500% due 3/1/21	1,349
948,632	# G12342, 5.500% due 8/1/21	1,034,061
224,035	# J03604, 5.500% due 10/1/21	242,810
125,623	# J03649, 5.500% due 10/1/21	136,151
347,540	# J03536, 5.500% due 11/1/21	374,710
386,131	# G12442, 6.000% due 11/1/21	424,537
274,683	# G18163, 5.500% due 1/1/22	297,703
1,119,585	# G13396, 5.500% due 12/1/23	1,213,411
68,816	# D78677, 8.000% due 3/1/27	72,930
45,525	# D84894, 8.000% due 12/1/27	46,768
503,506	# C00742, 6.500% due 4/1/29	589,541
315,426	# A57845, 7.000% due 2/1/37	363,661
519,687	# A68937, 6.000% due 11/1/37	572,019
302,490	# A68332, 5.500% due 11/1/37	329,178
1,247,628	# A70446, 5.000% due 12/1/37	1,350,775
3,285,664	# A69653, 5.500% due 12/1/37	3,575,545
2,555,601	# A73370, 5.000% due 2/1/38	2,766,884
2,090,587	# A90421, 4.500% due 12/1/39	2,240,464
2,405,997	# A92890, 4.500% due 7/1/40	2,585,253
7,500,742	# A97620, 4.500% due 3/1/41	8,085,358
8,380,896	# Q06558, 3.500% due 2/1/42	8,922,497
6,496,487	# C03770, 3.500% due 2/1/42	6,912,251
3,993,385	# Q07651, 3.500% due 4/1/42	4,263,306
7,554,992	# C03860, 3.500% due 4/1/42	8,043,220

		54,444,382

	Federal National Mortgage Association — 31.9%
13,443	# 535729, 6.500% due 2/1/16	14,234
18,542	# 535962, 6.500% due 5/1/16	19,874
7,294	# 595134, 6.500% due 7/1/16	7,818

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Federal National Mortgage Association — (Continued)

$38,359	# 596498, 6.000% due 7/1/16	$40,835
10,041	# 608777, 6.500% due 10/1/16	10,763
145,520	# 625990, 5.500% due 12/1/16	157,124
8,845	# 643340, 6.500% due 3/1/17	9,641
39,422	# 555016, 6.500% due 10/1/17	42,256
314,553	# 686230, 5.500% due 2/1/18	342,389
366,335	# 254685, 5.000% due 4/1/18	394,759
468,030	# 740449, 5.500% due 9/1/18	508,423
205,978	# 768557, 5.500% due 2/1/19	224,205
146,337	# 255159, 5.500% due 3/1/19	159,287
2,470	# 313796, 9.500% due 2/1/21	2,808
3,272	# 125275, 7.000% due 3/1/24	3,839
25,148	# 313795, 9.500% due 1/1/25	28,802
4,329,402	# AH6827, 4.000% due 3/1/26	4,627,377
2,991,433	# AI1657, 4.000% due 4/1/26	3,197,321
4,123,814	# AB3900, 3.000% due 11/1/26	4,354,869
28,541	# 373328, 8.000% due 3/1/27	28,837
3,445,117	# AK4751, 3.000% due 4/1/27	3,665,060
90,530	# 390895, 8.000% due 6/1/27	110,402
9,823,411	# AO0533, 3.000% due 6/1/27	10,379,951
190,834	# 397602, 8.000% due 8/1/27	232,900
28,279	# 405845, 8.000% due 11/1/27	28,554
2,571	# 499335, 6.500% due 8/1/29	3,027
16,415	# 252806, 7.500% due 10/1/29	19,979
721	# 523497, 7.500% due 11/1/29	881
4,179	# 588945, 7.000% due 6/1/31	4,993
197,415	# 607862, 7.000% due 9/1/31	235,892
24,868	# 624571, 7.000% due 3/1/32	29,679
27,481	# 656872, 6.500% due 8/1/32	31,660
21,194	# 687575, 7.000% due 2/1/33	25,256
1,487,126	# 789856, 6.000% due 8/1/34	1,677,815
295,365	# 820811, 6.000% due 4/1/35	330,238
476,726	# 829202, 5.000% due 7/1/35	521,331
726,173	# 826586, 5.000% due 8/1/35	794,119
251,179	# 867021, 7.000% due 3/1/36	298,569
206,310	# 256216, 7.000% due 4/1/36	245,234
898,892	# 898412, 5.000% due 10/1/36	980,751
398,258	# 910894, 5.000% due 2/1/37	434,526
419,316	# 912456, 6.500% due 3/1/37	476,131
241,689	# 939512, 5.000% due 6/1/37	263,698
553,547	# 959877, 5.000% due 11/1/37	603,956
3,103,120	#973241, 5.000% due 3/1/38	3,385,709
811,914	# 975593, 5.000% due 6/1/38	885,852

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Federal National Mortgage Association — (Continued)

$1,129,118	# 257573, 5.500% due 2/1/39	$1,238,262
2,731,282	# AD7128, 4.500% due 7/1/40	2,955,608
11,410,551	# AH1568, 4.500% due 12/1/40	12,554,543
7,858,825	# AH6991, 4.000% due 1/1/41	8,426,494
4,983,814	# AH4004, 4.500% due 3/1/41	5,402,491
3,144,785	# AJ1315, 4.000% due 9/1/41	3,450,563
5,626,945	# AB3867, 3.500% due 11/1/41	6,036,450
3,310,888	# AI8779, 4.000% due 11/1/41	3,551,079
5,920,928	# AJ0083, 3.500% due 11/1/41	6,312,046
9,280,706	# AJ5958, 4.000% due 12/1/41	9,953,984
9,644,181	# AK2070, 3.500% due 1/1/42	10,281,246
2,701,898	# AK5070, 3.500% due 3/1/42	2,904,019
9,513,688	# AK5426, 3.500% due 3/1/42	10,148,079
9,785,701	# AB5248, 3.000% due 5/1/42	10,272,064
10,761,958	# AP6289, 3.000% due 9/1/42	11,296,842
8,175,559	# AP7950, 3.500% due 9/1/42	8,770,541

		153,395,935

	Government National Mortgage Association — 2.6%
15,551	# 460389, 7.000% due 5/15/28	18,611
23,178	# 464049, 7.000% due 7/15/28	27,738
43,514	# 476259, 7.000% due 8/15/28	52,076
17,880	# 496632, 7.000% due 12/15/28	21,398
30,795	# 539971, 7.000% due 1/15/31	36,707
13,427	# 485264, 7.500% due 2/15/31	13,904
20,295	# 556417, 7.000% due 6/15/31	24,191
45,634	# 559304, 7.000% due 9/15/31	54,394
41,288	# 570289, 7.000% due 1/15/32	44,953
81,137	# 574687, 6.000% due 4/15/34	92,312
744,480	# 652486, 5.500% due 4/15/36	823,141
1,258,069	# 651859, 5.000% due 6/15/36	1,381,559
945,304	# 782150, 5.500% due 4/15/37	1,047,620
1,111,048	# 608508, 6.000% due 8/15/37	1,258,199
183,929	# 662521, 6.000% due 8/15/37	208,289
580,030	# 677545, 6.000% due 11/15/37	656,851
745,414	# 676291, 6.000% due 12/15/37	844,139
181,528	# 678831, 5.000% due 1/15/38	198,893

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Government National Mortgage Association — (Continued)

$1,088,621	# 685836, 5.500% due 4/15/38	$1,202,622
2,733,601	# 698235, 5.000% due 6/15/39	3,005,343
1,095,191	# 716655, 5.000% due 8/15/39	1,204,061

		12,217,001

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $212,119,497)	220,057,318

CORPORATE NOTES* — 30.8%
14,000,000	Bear Stearns Cos. LLC,
	6.400% due 10/2/17	16,869,552
10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18[2]	13,016,640
8,000,000	General Electric Capital Corp.,
	6.000% due 8/7/19	9,799,280
8,000,000	General Electric Capital Corp.,
	5.300% due 2/11/21[2]	9,308,640
9,650,000	Honeywell International, Inc.,
	5.000% due 2/15/19	11,515,500
11,000,000	IBM Corp.,
	8.375% due 11/1/19	15,804,811
10,000,000	John Deere Capital Corp.,
	3.900% due 7/12/21[2]	11,264,740
12,372,000	Oracle Corp.,
	5.750% due 4/15/18	15,231,070
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18	16,158,079
5,000,000	Toyota Motor Credit Corp.,
	2.050% due 1/12/17	5,192,735
2,285,000	United Technologies Corp.,
	6.125% due 2/1/19	2,875,499
4,000,000	Wachovia Bank NA,
	5.600% due 3/15/16	4,471,268
7,000,000	Wal-Mart Stores, Inc.,
	5.800% due 2/15/18	8,708,756
5,000,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30	7,554,270

	TOTAL CORPORATE NOTES (Cost $131,560,925)	147,770,840

US TREASURY NOTES/BONDS* — 11.4%
12,100,000	U.S. Treasury Bonds,
	6.125% due 8/15/29	18,503,550

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

US TREASURY NOTES/BONDS* — (Continued)

$5,000,000	U.S. Treasury Bonds,
	3.125% due 11/15/41	$5,306,250
4,694,780	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.625% due 1/15/18	5,466,484
4,000,000	U.S. Treasury Notes,
	3.125% due 10/31/16	4,407,500
12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18	14,001,564
7,000,000	U.S. Treasury Notes,
	1.375% due 11/30/18	7,177,737

	TOTAL US TREASURY NOTES/BONDS (Cost $50,296,931)	54,863,085

MUNICIPAL BONDS — 1.8%
6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	6,213,153
2,200,000	Houston, TX, General Obligation Limited, Refunding, Series B,
	3.393% due 3/1/23	2,388,320

	TOTAL MUNICIPAL BONDS (Cost $8,235,000)	8,601,473

REPURCHASE AGREEMENTS* — 3.6%
17,300,000	With Bank of America Corp., dated 10/31/12, 0.23%, principal and interest in the amount of $17,300,111, due 11/1/12, (collateralized by a U.S. Treasury Note with a par value of $16,693,300, coupon rate of 1.88%, due 9/30/17, market value of $17,645,987)	17,300,000
60,047	With State Street Bank and Trust Co., dated 10/31/12, 0.01%, principal and interest in the amount of $60,047, due 11/1/12, (collateralized by a FHLMC security with a par value of $58,855, coupon rate of 4.000%, due 8/15/39, market value of $62,734)	60,047

	TOTAL REPURCHASE AGREEMENTS (Cost $17,360,047)	17,360,047

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.3%
6,064,480	State Street Navigator Securities Lending Prime Portfolio	$6,064,480

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,064,480)	6,064,480

TOTAL INVESTMENTS (Cost $453,549,467)[3]	100.6%	$483,178,844
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(2,679,739)

NET ASSETS	100.0%	$480,499,105

*	Percentages indicated are based on net assets.
[1]	Represents current face amount at October 31, 2012.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $453,549,467.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation
TIPS — Treasury Inflation Protected Security

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

SECTOR DIVERSIFICATION

On October 31, 2012, sector diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

SECTOR:
Federal National Mortgage Association	33.1%	$159,335,300
Corporate	30.8	147,770,840
Federal Home Loan Mortgage Corporation	16.0	76,966,618
US Treasury Notes/Bonds	11.4	54,863,085
Government National Mortgage Association	2.6	12,217,001
Municipal Bonds	1.8	8,601,473

TOTAL	95.7%	$459,754,317
REPURCHASE AGREEMENTS	3.6	17,360,047
INVESTMENTS OF SECURITY LENDING COLLATERAL	1.3	6,064,480

TOTAL INVESTMENTS	100.6%	$483,178,844

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Shares		Value

COMMON STOCKS* — 98.3%

	Aerospace & Defense — 3.9%
49,940	Honeywell International, Inc.	$3,058,325
20,550	Precision Castparts Corp.	3,556,588

		6,614,913

	Beverages — 2.8%
129,730	Coca-Cola Co. (The)	4,823,361

	Capital Markets — 1.8%
24,520	Franklin Resources, Inc.	3,133,656

	Chemicals — 3.3%
80,075	EI du Pont de Nemours & Co.	3,564,939
20,000	Praxair, Inc.	2,124,200

		5,689,139

	Commercial Banks — 7.1%
20,070	M&T Bank Corp.	2,089,287
64,695	PNC Financial Services Group, Inc.	3,764,602
186,375	Wells Fargo & Co.	6,278,974

		12,132,863

	Communications Equipment — 2.8%
82,245	Qualcomm, Inc.	4,817,501

	Computers & Peripherals — 5.3%
15,210	Apple, Inc.	9,051,471

	Consumer Finance — 2.3%
71,295	American Express Co.	3,990,381

	Electrical Equipment — 2.5%
57,075	Cooper Industries PLC	4,277,201

	Electronic Equipment, Instruments & Components — 1.4%
39,265	Amphenol Corp. — Class A	2,361,004

	Energy Equipment & Services — 4.4%
43,405	National Oilwell Varco, Inc.	3,198,949
60,770	Schlumberger, Ltd.	4,225,338

		7,424,287

	Health Care Equipment & Supplies — 2.3%
63,775	Baxter International, Inc.	3,994,228

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Providers & Services — 6.8%
65,350	Express Scripts Holding Co.[1]	$4,021,639
39,820	Laboratory Corp. of America Holdings[1]	3,373,949
74,460	UnitedHealth Group, Inc.	4,169,760

		11,565,348

	Hotels, Restaurants & Leisure — 2.6%
62,700	Yum! Brands, Inc.	4,395,897

	Household Products — 5.6%
31,685	Colgate-Palmolive Co.	3,325,658
89,385	Procter & Gamble Co. (The)	6,189,017

		9,514,675

	Insurance — 3.3%
45,700	ACE, Ltd.	3,594,305
87,660	Progressive Corp. (The)	1,954,818

		5,549,123

	IT Services — 3.7%
51,085	Accenture PLC — Class A	3,443,640
42,190	Cognizant Technology Solutions Corp. — Class A1	2,811,963

		6,255,603

	Machinery — 1.7%
36,025	Parker Hannifin Corp.	2,833,727

	Oil, Gas & Consumable Fuels — 6.3%
60,990	Chevron Corp.	6,721,708
51,980	Occidental Petroleum Corp.	4,104,341

		10,826,049

	Pharmaceuticals — 4.9%
23,680	Allergan, Inc.	2,129,306
88,060	Johnson & Johnson	6,236,409

		8,365,715

	Road & Rail — 1.5%
42,985	JB Hunt Transport Services, Inc.	2,523,220

	Semiconductors & Semiconductor Equipment — 1.7%
91,470	Microchip Technology, Inc.	2,867,585

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Software — 6.9%
214,110	Microsoft Corp.	$6,109,629
179,610	Oracle Corp.	5,576,890

		11,686,519

	Specialty Retail — 6.3%
43,685	Advance Auto Parts, Inc.	3,099,014
61,920	Bed Bath & Beyond, Inc.[1]	3,571,545
66,555	Home Depot, Inc.	4,085,146

		10,755,705

	Textiles, Apparel & Luxury Goods — 1.7%
53,220	Coach, Inc.	2,982,981

	Tobacco — 3.3%
63,015	Philip Morris International, Inc.	5,580,608

	Trading Companies & Distributors — 2.1%
18,115	WW Grainger, Inc.	3,648,542

	TOTAL COMMON STOCKS (Cost $127,647,598)	167,661,302

Face
Amount

REPURCHASE AGREEMENT* — 1.7%
$2,888,191	With State Street Bank and Trust Co., dated 10/31/12, 0.01%, principal and interest in the amount of $2,888,191, due 11/1/12, (collateralized by a FHLMC security with a par value of $2,766,177, coupon rate of 4.000%, due 8/15/39, market value of $2,948,507)	2,888,191

	TOTAL REPURCHASE AGREEMENT (Cost $2,888,191)	2,888,191

TOTAL INVESTMENTS (Cost $130,535,789)[2]	100.0%	$170,549,493
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	30,691

NET ASSETS	100.0%	$170,580,184

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $130,391,723.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

INDUSTRY DIVERSIFICATION

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Commercial Banks	7.1%	$12,132,863
Software	6.9	11,686,519
Health Care Providers & Services	6.8	11,565,348
Oil, Gas & Consumable Fuels	6.3	10,826,049
Specialty Retail	6.3	10,755,705
Household Products	5.6	9,514,675
Computers & Peripherals	5.3	9,051,471
Pharmaceuticals	4.9	8,365,715
Energy Equipment & Services	4.4	7,424,287
Aerospace & Defense	3.9	6,614,913
IT Services	3.7	6,255,603
Chemicals	3.3	5,689,139
Tobacco	3.3	5,580,608
Insurance	3.3	5,549,123
Beverages	2.8	4,823,361
Communications Equipment	2.8	4,817,501
Hotels, Restaurants & Leisure	2.6	4,395,897
Electrical Equipment	2.5	4,277,201
Health Care Equipment & Supplies	2.3	3,994,228
Consumer Finance	2.3	3,990,381
Trading Companies & Distributors	2.1	3,648,542
Capital Markets	1.8	3,133,656
Textiles, Apparel & Luxury Goods	1.7	2,982,981
Semiconductors & Semiconductor Equipment	1.7	2,867,585
Machinery	1.7	2,833,727
Road & Rail	1.5	2,523,220
Electronic Equipment, Instruments & Components	1.4	2,361,004

TOTAL COMMON STOCKS	98.3%	$167,661,302
REPURCHASE AGREEMENTS	1.7	2,888,191

TOTAL INVESTMENTS	100.0%	$170,549,493

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Shares		Value

COMMON STOCKS* — 97.8%

	Aerospace & Defense — 5.0%
167,789	BE Aerospace, Inc.[1]	$7,565,606
214,647	Orbital Sciences Corp.[1]	2,876,270
127,946	Triumph Group, Inc.	8,370,227

		18,812,103

	Airlines — 0.8%
170,595	Spirit Airlines, Inc.[1]	2,993,942

	Apparel Retailers — 2.5%
86,139	DSW, Inc. — Class A	5,391,440
130,752	Rue21, Inc.[1,2]	3,936,943

		9,328,383

	Automotive — 4.7%
566,216	American Axle & Manufacturing Holdings, Inc.[1,2]	6,154,768
98,764	Lithia Motors, Inc. — Class A	3,377,729
221,100	Sonic Automotive, Inc. — Class A	4,289,340
129,348	Tenneco Automotive, Inc.[1]	3,951,581

		17,773,418

	Banking — 10.3%
82,491	Berkshire Hills Bancorp, Inc.	1,936,889
104,939	Chemical Financial Corp.	2,468,165
118,125	Community Bank System, Inc.	3,259,069
61,167	Community Trust Bancorp, Inc.	2,074,785
310,043	First Financial Bancorp	4,867,675
225,869	Flushing Financial Corp.	3,512,263
127,946	Lakeland Financial Corp.	3,414,879
231,480	Northwest Bancshares, Inc.	2,754,612
126,824	Prosperity Bancshares, Inc.	5,308,852
180,696	Renasant Corp.	3,326,613
85,017	UMB Financial Corp.	3,785,807
106,902	WesBanco, Inc.	2,351,844

		39,061,453

	Beverages, Food & Tobacco — 0.9%
210,998	Darling International, Inc.[1]	3,487,797

	Chemicals — 1.4%
132,716	LSB Industries, Inc.[1]	5,344,473

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services — 5.5%
193,602	Cardtronics, Inc.[1]	$5,500,233
97,643	MAXIMUS, Inc.	5,387,941
135,802	MoneyGram International, Inc.[1]	2,110,363
136,472	Myriad Genetics, Inc.[1]	3,571,472
120,089	TAL International Group, Inc.	4,099,838

		20,669,847

	Communications — 0.6%
545,174	Harmonic, Inc.[1]	2,366,055

	Computer Software & Processing — 2.0%
106,888	Medidata Solutions, Inc.[1]	4,491,434
175,645	Unisys Corp.[1,2]	2,994,747

		7,486,181

	Computers & Information — 1.0%
104,658	NETGEAR, Inc.[1,2]	3,716,406

	Electric Utilities — 0.5%
53,311	NorthWestern Corp.	1,909,067

	Electrical Equipment — 3.5%
95,397	AZZ, Inc.	3,762,458
124,859	EnerSys[1]	4,305,138
47,419	Littelfuse, Inc.	2,541,658
71,267	Moog, Inc. — Class A1	2,637,592

		13,246,846

	Electronics — 6.7%
80,247	Cirrus Logic, Inc.[1,2]	3,271,670
195,286	Finisar Corp.[1,2]	2,249,695
480,472	GT Advanced Technologies, Inc.[1,2]	2,085,248
81,650	Measurement Specialties, Inc.[1]	2,662,606
145,903	Microsemi Corp.[1]	2,801,338
155,443	Multi-Fineline Electronix, Inc.[1]	3,286,065
360,151	Pericom Semiconductor Corp.[1]	2,783,967
274,128	PMC — Sierra, Inc.[1]	1,282,919
74,635	Veeco Instruments, Inc.[1,2]	2,291,295
145,903	Volterra Semiconductor Corp.[1]	2,651,058

		25,365,861

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Entertainment & Leisure — 3.6%
330,808	Ameristar Casinos, Inc.	$6,037,246
310,606	Cinemark Holdings, Inc.	7,668,862

		13,706,108

	Financial Services — 3.7%
393,658	Newcastle Investment Corp.	3,405,141
137,204	PennyMac Mortgage Investment Trust	3,490,470
211,559	Sabra Health Care, Inc.	4,700,841
200,616	Two Harbors Investment Corp.	2,393,349

		13,989,801

	Forest Products & Paper — 1.2%
210,437	KapStone Paper and Packaging Corp.[1]	4,623,301

	Health Care Providers — 3.0%
120,187	Bio-Reference Labs, Inc.[1]	3,336,391
467,172	Health Management Associates, Inc.[1]	3,410,355
68,463	Mednax, Inc.[1,2]	4,722,578

		11,469,324

	Heavy Construction — 0.9%
234,006	Primoris Services Corp.	3,269,064

	Heavy Machinery — 2.1%
409,091	Entegris, Inc.[1]	3,358,637
192,761	Titan Machinery, Inc.[1,2]	4,558,798

		7,917,435

	Home Construction, Furnishings & Appliances — 1.2%
74,355	Tupperware Brands Corp.	4,394,380

	Industrial — 1.5%
69,305	Crane Co.	2,909,424
38,721	Gardner Denver, Inc.	2,684,527

		5,593,951

	Insurance — 8.2%
172,558	Alterra Capital Holdings, Ltd.	4,215,592
398,708	American Equity Investment Life Holding Co.	4,589,129
140,292	Amtrust Financial Services, Inc.	3,395,066
113,917	Centene Corp.[1]	4,326,568

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

307,800	Metropolitan Health Networks, Inc.[1]	$3,364,254
72,671	ProAssurance Corp.	6,496,788
175,364	Protective Life Corp.	4,787,437

		31,174,834

	Lodging — 1.0%
193,883	Chesapeake Lodging Trust	3,654,695

	Media — Broadcasting & Publishing — 0.7%
200,336	Sinclair Broadcast Group, Inc. — Class A	2,524,234

	Medical Supplies — 3.4%
73,794	Cyberonics, Inc.[1,2]	3,412,972
190,236	Hanger Orthopedic Group, Inc.[1]	4,822,483
77,722	ICU Medical, Inc.[1,2]	4,611,246

		12,846,701

	Oil & Gas — 6.5%
109,147	Atwood Oceanics, Inc.[1]	5,217,227
187,429	EPL Oil & Gas, Inc.[1]	4,055,963
139,450	Gulfport Energy Corp.[1]	4,626,951
71,549	Oil States International, Inc.[1]	5,230,232
234,568	Stone Energy Corp.[1]	5,533,459

		24,663,832

	Pharmaceuticals — 2.9%
182,099	Alere, Inc.[1]	3,496,301
114,759	Nu Skin Enterprises, Inc. — Class A	5,431,544
185,184	Spectrum Pharmaceuticals, Inc.[1,2]	2,066,653

		10,994,498

	Real Estate Investment Trusts — 4.4%
415,825	Ashford Hospitality Trust, Inc.	3,571,937
427,047	Brandywine Realty Trust	4,953,745
175,926	DuPont Fabros Technology, Inc.	3,775,372
324,635	Ramco-Gershenson Properties	4,207,270

		16,508,324

	Restaurants — 2.6%
55,275	Buffalo Wild Wings, Inc.[1,2]	4,198,136
342,593	Texas Roadhouse, Inc.	5,577,414

		9,775,550

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Retailers — 0.6%
109,147	Perry Ellis International, Inc.[1]	$2,252,794

	Technology — 0.9%
79,125	MICROS Systems, Inc.[1]	3,591,484

	Telecommunications — 2.6%
111,672	j2 Global, Inc.	3,354,627
288,848	MasTec, Inc.[1,2]	6,516,411

		9,871,038

	Transportation — 0.8%
326,038	Swift Transportation Co.[1,2]	3,178,870

	Water Companies — 0.6%
49,944	American States Water Co.	2,198,535

	TOTAL COMMON STOCKS (Cost $329,373,928)	369,760,585

Face
Amount

REPURCHASE AGREEMENT* — 2.6%
$9,676,707	With State Street Bank and Trust Co., dated 10/31/12, 0.01%, principal and interest in the amount of $9,676,710, due 11/1/12, (collateralized by a FHLMC security with a par value of $9,262,278, coupon rate of 4.000%, due 8/15/39, market value of $9,872,792)	9,676,707

	TOTAL REPURCHASE AGREEMENT (Cost $9,676,707)	9,676,707

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 10.9%
41,306,224	State Street Navigator Securities Lending Prime Portfolio	41,306,224

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $41,306,224)	41,306,224

TOTAL INVESTMENTS (Cost $380,356,859)[3]	111.3%	$420,743,516
LIABILITIES IN EXCESS OF OTHER ASSETS	(11.3)	(42,877,370)

NET ASSETS	100.0%	$377,866,146

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $382,564,342.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

INDUSTRY DIVERSIFICATION

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Banking	10.3%	$39,061,453
Insurance	8.2	31,174,834
Electronics	6.7	25,365,861
Oil & Gas	6.5	24,663,832
Commercial Services	5.5	20,669,847
Aerospace & Defense	5.0	18,812,103
Automotive	4.7	17,773,418
Real Estate Investment Trusts	4.4	16,508,324
Financial Services	3.7	13,989,801
Entertainment & Leisure	3.6	13,706,108
Electrical Equipment	3.5	13,246,846
Medical Supplies	3.4	12,846,701
Health Care Providers	3.0	11,469,324
Pharmaceuticals	2.9	10,994,498
Telecommunications	2.6	9,871,038
Restaurants	2.6	9,775,550
Apparel Retailers	2.5	9,328,383
Heavy Machinery	2.1	7,917,435
Computer Software & Processing	2.0	7,486,181
Industrial	1.5	5,593,951
Chemicals	1.4	5,344,473
Forest Products & Paper	1.2	4,623,301
Home Construction, Furnishings & Appliances	1.2	4,394,380
Computers & Information	1.0	3,716,406
Lodging	1.0	3,654,695
Technology	0.9	3,591,484
Beverages, Food & Tobacco	0.9	3,487,797
Heavy Construction	0.9	3,269,064
Transportation	0.8	3,178,870
Airlines	0.8	2,993,942
Media — Broadcasting & Publishing	0.7	2,524,234
Communications	0.6	2,366,055

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Retailers	0.6%	$2,252,794
Water Companies	0.6	2,198,535
Electric Utilities	0.5	1,909,067

TOTAL COMMON STOCKS	97.8%	$369,760,585
REPURCHASE AGREEMENTS	2.6	9,676,707
INVESTMENTS OF SECURITY LENDING COLLATERAL	10.9	41,306,224

TOTAL INVESTMENTS	111.3%	$420,743,516

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Shares		Value

COMMON STOCKS* — 98.6%

	Advertising — 1.3%
20,410	Omnicom Group, Inc.	$977,843

	Aerospace & Defense — 1.2%
20,945	BE Aerospace, Inc.[1,2]	944,410

	Banking — 15.8%
36,005	Capital One Financial Corp.	2,166,421
61,115	Comerica, Inc.	1,821,838
24,585	PNC Financial Services Group, Inc.	1,430,601
84,465	SLM Corp.	1,484,895
74,870	SunTrust Banks, Inc.	2,036,464
95,815	Wells Fargo & Co.	3,228,007

		12,168,226

	Beverages, Food & Tobacco — 4.2%
24,255	Bunge, Ltd.	1,722,833
36,925	Reynolds American, Inc.	1,537,557

		3,260,390

	Commercial Services — 7.0%
27,950	Fluor Corp.	1,561,007
115,640	Hertz Global Holdings, Inc.[1,2]	1,534,543
44,480	KBR, Inc.	1,239,213
84,465	Western Union Co. (The)	1,072,706

		5,407,469

	Computer Software & Processing — 2.2%
51,000	Fidelity National Information Services, Inc.	1,676,370

	Computers & Information — 0.9%
20,535	Western Digital Corp.	702,913

	Consumer Non — Durables — 1.8%
48,870	ConAgra Foods, Inc.	1,360,541

	Consumer Services — 1.2%
19,240	Disney (Walt) Co.	944,107

	Electric Utilities — 3.4%
17,921	Duke Energy Corp.	1,177,230
20,795	NextEra Energy, Inc.	1,456,898

		2,634,128

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Electronics — 2.7%
58,120	Arrow Electronics, Inc.[1]	$2,047,568

	Energy — 1.8%
15,395	Exxon Mobil Corp.	1,403,562

	Entertainment & Leisure — 3.1%
55,430	Time Warner, Inc.	2,408,433

	Financial Services — 4.2%
77,270	JPMorgan Chase & Co.	3,220,614

	Health Care Providers — 1.9%
50,735	HCA Holdings, Inc.	1,441,381

	Heavy Machinery — 1.6%
8,915	Flowserve Corp.	1,207,893

	Insurance — 13.6%
54,085	CIGNA Corp.	2,758,335
8,090	Everest Re Group, Ltd.	898,395
76,405	Fidelity National Financial, Inc. — Class A	1,635,831
56,950	Metlife, Inc.	2,021,155
29,574	Torchmark Corp.	1,496,149
66,545	XL Group PLC	1,646,323

		10,456,188

	Media — Broadcasting & Publishing — 2.6%
33,080	Scripps Networks Interactive, Inc. — Class A	2,008,618

	Metals & Mining — 1.2%
17,690	Reliance Steel & Aluminum Co.	961,275

	Oil & Gas — 10.3%
26,745	Apache Corp.	2,213,149
13,325	Chevron Corp.	1,468,548
40,035	ConocoPhillips	2,316,025
28,685	Diamond Offshore Drilling, Inc.	1,986,149

		7,983,871

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 8.8%
23,285	McKesson Corp.	$2,172,723
75,990	Mylan, Inc.[1]	1,925,587
31,570	Watson Pharmaceuticals, Inc.[1,2]	2,713,441

		6,811,751

	Process Industries — 2.4%
86,435	General Electric Co.	1,820,321

	Retailers — 5.4%
55,430	CVS Caremark Corp.	2,571,952
30,790	Signet Jewelers, Ltd.	1,593,690

		4,165,642

	TOTAL COMMON STOCKS (Cost $69,539,016)	76,013,514

Face
Amount

REPURCHASE AGREEMENT* — 1.3%
$1,010,141	With State Street Bank and Trust Co., dated 10/31/12, 0.01%, principal and interest in the amount of $1,010,141 due 11/1/12 (collateralized by a FHLMC Security with a par value of $968,652, coupon rate of 4.000% due 8/15/39, market value of $1,032,500)	1,010,141

	TOTAL REPURCHASE AGREEMENT (Cost $1,010,141)	1,010,141

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.2%
3,276,683	State Street Navigator Securities Lending Prime Portfolio	3,276,683

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,276,683)	3,276,683

TOTAL INVESTMENTS (Cost $73,825,840)[3]	104.1%	$80,300,338
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.1)	(3,193,531)

NET ASSETS	100.0%	$77,106,807

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $74,433,910.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

INDUSTRY DIVERSIFICATION

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Banking	15.8%	$12,168,226
Insurance	13.6	10,456,188
Oil & Gas	10.3	7,983,871
Pharmaceuticals	8.8	6,811,751
Commercial Services	7.0	5,407,469
Retailers	5.4	4,165,642
Beverages, Food & Tobacco	4.2	3,260,390
Financial Services	4.2	3,220,614
Electric Utilities	3.4	2,634,128
Entertainment & Leisure	3.1	2,408,433
Electronics	2.7	2,047,568
Media — Broadcasting & Publishing	2.6	2,008,618
Process Industries	2.4	1,820,321
Computer Software & Processing	2.2	1,676,370
Health Care Providers	1.9	1,441,381
Energy	1.8	1,403,562
Consumer Non — Durables	1.8	1,360,541
Heavy Machinery	1.6	1,207,893
Advertising	1.3	977,843
Metals & Mining	1.2	961,275
Aerospace & Defense	1.2	944,410
Consumer Services	1.2	944,107
Computers & Information	0.9	702,913

TOTAL COMMON STOCKS	98.6%	$76,013,514
REPURCHASE AGREEMENTS	1.3	1,010,141
INVESTMENTS OF SECURITY LENDING COLLATERAL	4.2	3,276,683

TOTAL INVESTMENTS	104.1%	$80,300,338

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Shares		Value

COMMON STOCKS* — 99.3%

	Aerospace & Defense — 1.7%
5,690	Moog, Inc. — Class A1,2	$210,587
32,770	Taser International, Inc.[1,2]	255,934

		466,521

	Auto Components — 1.0%
13,356	Cooper Tire & Rubber Co.	268,856

	Biotechnology — 0.5%
13,012	Spectrum Pharmaceuticals, Inc.[1,2]	145,214

	Capital Markets — 0.8%
17,513	Duff & Phelps Corp. — Class A	217,687

	Chemicals — 1.8%
7,800	Chemtura Corp.[1]	124,254
19,227	PolyOne Corp.	363,967

		488,221

	Commercial Banks — 3.8%
9,930	Community Bank System, Inc.	273,969
21,784	Hanmi Financial Corp.[1]	270,339
7,830	Home BancShares, Inc./AR	271,231
26,758	National Penn Bancshares, Inc.	238,949

		1,054,488

	Commercial Services & Supplies — 0.6%
6,400	Tetra Tech, Inc.[1,2]	166,016

	Communications Equipment — 3.9%
16,923	Adtran, Inc.	285,830
9,130	Dycom Industries, Inc.[1]	130,011
26,265	Globecomm Systems, Inc.[1,2]	284,975
16,220	MasTec, Inc.[1,2]	365,923

		1,066,739

	Computers & Peripherals — 1.0%
11,818	Synaptics, Inc.[1,2]	273,705

	Consumer Finance — 2.4%
35,625	Netspend Holdings, Inc.[1,2]	381,544
3,929	World Acceptance Corp.[1,2]	262,300

		643,844

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Containers & Packaging — 0.6%
11,126	Myers Industries, Inc.	$164,999

	Diversified Consumer Services — 1.2%
4,322	Coinstar, Inc.[1,2]	202,875
6,025	Grand Canyon Education, Inc.[1,2]	131,104

		333,979

	Electric Utilities — 2.1%
8,422	El Paso Electric Co.	286,264
6,731	UNS Energy Corp.	287,010

		573,274

	Electrical Equipment — 1.9%
7,923	Belden, Inc.	283,643
7,120	EnerSys[1]	245,498

		529,141

	Electronic Equipment, Instruments & Components — 2.0%
4,949	Anixter International, Inc.	290,110
30,040	Mercury Computer Systems, Inc.[1,2]	246,178

		536,288

	Energy Equipment & Services — 0.5%
2,200	Geospace Technologies Corp.[1]	142,406

	Food Products — 2.2%
11,176	B&G Foods, Inc.	338,297
16,601	Darling International, Inc.[1]	274,415

		612,712

	Gas Utilities — 1.0%
5,775	Northwest Natural Gas Co.	268,711

	Health Care Equipment & Supplies — 6.0%
12,353	ABIOMED, Inc.[1,2]	244,836
10,124	Align Technology, Inc.[1,2]	269,096
4,212	Analogic Corp.	310,256
4,626	Arthrocare Corp.[1]	139,150
21,285	Natus Medical, Inc.[1]	240,521
11,483	Spectranetics Corp.[1,2]	167,192
14,456	SurModics, Inc.[1]	259,919

		1,630,970

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Providers & Services — 1.0%
5,507	Magellan Health Services, Inc.[1]	$276,176

	Health Care Technology — 0.9%
16,568	Omnicell, Inc.[1]	241,561

	Hotels, Restaurants & Leisure — 3.6%
8,983	Cheesecake Factory, Inc. (The)	296,978
59,000	Jamba, Inc.[1]	129,210
5,668	Papa John’s International, Inc.[1]	302,218
3,515	Ryman Hospitality Properties[1]	137,120
14,670	Scientific Games Corp. — Class A1,2	120,734

		986,260

	Insurance — 0.9%
2,785	ProAssurance Corp.	248,979

	Internet Software & Services — 3.0%
27,879	Demand Media, Inc.[1,2]	237,808
34,684	Dice Holdings, Inc.[1,2]	306,260
17,026	Valueclick, Inc.[1,2]	283,823

		827,891

	IT Services — 4.7%
5,583	CACI International, Inc. — Class A1	281,551
14,711	CSG Systems International, Inc.[1]	303,194
11,027	Heartland Payment Systems, Inc.	287,584
13,375	Sapient Corp.[1]	137,495
16,411	TeleTech Holdings, Inc.[1]	276,361

		1,286,185

	Leisure Equipment & Products — 2.7%
12,420	Brunswick Corp.	292,987
13,998	Smith & Wesson Holding Corp.[1,2]	134,381
6,521	Sturm Ruger & Co., Inc.	307,987

		735,355

	Life, Sciences Tools & Services — 1.0%
17,026	AMAG Pharmaceuticals, Inc.[1,2]	263,563

	Machinery — 1.7%
12,484	Titan International, Inc.	261,914
30,155	Wabash National Corp.[1]	190,278

		452,192

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 0.4%
4,261	Valassis Communications, Inc.[1,2]	$110,871

	Metals & Mining — 0.6%
7,628	Worthington Industries, Inc.	164,917

	Multi-Utilities — 1.0%
7,700	NorthWestern Corp.	275,737

	Oil, Gas & Consumable Fuels — 4.3%
8,312	CVR Energy, Inc.[1]	305,466
7,365	Energy XXI Bermuda, Ltd.	243,781
6,132	Targa Resources Corp.	312,303
12,891	Western Refining, Inc.	320,599

		1,182,149

	Paper & Forest Products — 1.4%
8,857	Buckeye Technologies, Inc.	232,053
6,300	KapStone Paper and Packaging Corp.[1,2]	138,411

		370,464

	Personal Products — 0.9%
2,583	Elizabeth Arden, Inc.[1,2]	121,866
5,225	Medifast, Inc.[1,2]	133,342

		255,208

	Pharmaceuticals — 3.9%
8,740	Impax Laboratories, Inc.[1]	185,725
16,390	Medicines Co. (The)[1]	359,269
36,625	Pozen, Inc.[1,2]	219,383
57,035	Sciclone Pharmaceuticals, Inc.[1,2]	314,263

		1,078,640

	Professional Services — 1.9%
16,971	On Assignment, Inc.[1]	323,807
15,292	TrueBlue, Inc.[1,2]	199,560

		523,367

	Real Estate Investment Trusts — 8.8%
17,532	Associated Estates Realty Corp.	262,805
15,898	CBL & Associates Properties, Inc.	355,638
6,579	Entertainment Properties Trust	292,437
29,875	Inland Real Estate Corp.	244,079

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Investment Trusts — (Continued)

8,786	LaSalle Hotel Properties	$210,337
3,811	Mid-America Apartment Communities, Inc.	246,610
11,945	Omega Healthcare Investors, Inc.	274,018
7,576	Potlatch Corp.	291,524
42,317	Strategic Hotels & Resorts, Inc.[1]	232,320

		2,409,768

	Road & Rail — 2.0%
9,155	Avis Budget Group, Inc.[1,2]	151,332
15,555	Celadon Group, Inc.	265,991
7,737	Roadrunner Transportation Systems, Inc.[1,2]	134,856

		552,179

	Semiconductors & Semiconductor Equipment — 7.5%
64,755	Entropic Communications, Inc.[1]	311,472
8,500	FEI Co.	467,925
55,771	GT Advanced Technologies, Inc.[1,2]	242,046
32,257	Integrated Device Technology, Inc.[1]	175,478
12,009	MKS Instruments, Inc.	283,773
14,841	Monolithic Power Systems, Inc.[1,2]	288,361
9,222	Veeco Instruments, Inc.[1]	283,115

		2,052,170

	Software — 3.5%
44,536	Actuate Corp.[1]	237,377
6,594	Fair Isaac Corp.	307,280
3,752	Jack Henry & Associates, Inc.	142,576
11,393	Netscout Systems, Inc.[1]	281,749

		968,982

	Specialty Retail — 4.7%
9,727	ANN, Inc.[1,2]	342,001
3,430	Cabela’s, Inc.[1,2]	153,698
13,403	Finish Line, Inc. (The) — Class A	278,849
16,024	Pier 1 Imports, Inc.	326,890
6,796	Select Comfort Corp.[1,2]	189,133

		1,290,571

	Trading Companies & Distributors — 2.2%
5,793	Applied Industrial Techologies, Inc.	235,138
11,543	Beacon Roofing Supply, Inc.[1,2]	373,301

		608,439

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Water and Sewer — 1.7%
7,359	American States Water Co.	$323,943
7,495	California Water Service Group	138,058

		462,001

	TOTAL COMMON STOCKS (Cost $24,420,578)	27,207,396

Face
Amount

REPURCHASE AGREEMENT* — 0.5%
$129,869	With State Street Bank and Trust Co., dated 10/31/12, 0.01%, principal and interest in the amount of $129,869, due 11/1/12, (collateralized by a FHLMC Security with a par value of $125,067, coupon rate of 4.000%, due 8/15/39, market value of $133,310)	129,869

	TOTAL REPURCHASE AGREEMENT (Cost $129,869)	129,869

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 22.0%
6,030,250	State Street Navigator Securities Lending Prime Portfolio	6,030,250

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,030,250)	6,030,250

TOTAL INVESTMENTS (Cost $30,580,697)[3]	121.8%	$33,367,515
LIABILITIES IN EXCESS OF OTHER ASSETS	(21.8)	(5,982,340)

NET ASSETS	100.0%	$27,385,175

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $30,625,854.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

INDUSTRY DIVERSIFICATION

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Real Estate Investment Trusts	8.8%	$2,409,768
Semiconductors & Semiconductor Equipment	7.5	2,052,170
Health Care Equipment & Supplies	6.0	1,630,970
Specialty Retail	4.7	1,290,571
IT Services	4.7	1,286,185
Oil, Gas & Consumable Fuels	4.3	1,182,149
Pharmaceuticals	3.9	1,078,640
Communications Equipment	3.9	1,066,739
Commercial Banks	3.8	1,054,488
Hotels, Restaurants & Leisure	3.6	986,260
Software	3.5	968,982
Internet Software & Services	3.0	827,891
Leisure Equipment & Products	2.7	735,355
Consumer Finance	2.4	643,844
Food Products	2.2	612,712
Trading Companies & Distributors	2.2	608,439
Electric Utilities	2.1	573,274
Road & Rail	2.0	552,179
Electronic Equipment, Instruments & Components	2.0	536,288
Electrical Equipment	1.9	529,141
Professional Services	1.9	523,367
Chemicals	1.8	488,221
Aerospace & Defense	1.7	466,521
Water and Sewer	1.7	462,001
Machinery	1.7	452,192
Paper & Forest Products	1.4	370,464
Diversified Consumer Services	1.2	333,979
Health Care Providers & Services	1.0	276,176
Multi-Utilities	1.0	275,737
Computers & Peripherals	1.0	273,705
Auto Components	1.0	268,856
Gas Utilities	1.0	268,711
Life, Sciences Tools & Services	1.0	263,563
Personal Products	0.9	255,208
Insurance	0.9	248,979
Health Care Technology	0.9	241,561
Capital Markets	0.8	217,687
Commercial Services & Supplies	0.6	166,016
Containers & Packaging	0.6	164,999
Metals & Mining	0.6	164,917

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Biotechnology	0.5%	$145,214
Energy Equipment & Services	0.5	142,406
Media	0.4	110,871

TOTAL COMMON STOCKS	99.3%	$27,207,396
REPURCHASE AGREEMENTS	0.5	129,869
INVESTMENTS OF SECURITY LENDING COLLATERAL	22.0	6,030,250

TOTAL INVESTMENTS	121.8%	$33,367,515

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Shares		Value

COMMON STOCKS* — 99.4%

	Aerospace & Defense — 4.3%
14,256	General Dynamics Corp.	$970,548
9,662	Honeywell International, Inc.	591,701
15,992	L-3 Communications Holdings, Inc.	1,180,210
16,197	Northrop Grumman Corp.	1,112,572
18,411	Raytheon Co.	1,041,326

		4,896,357

	Auto Components — 1.8%
35,049	Delphi Automotive PLC[1]	1,101,940
21,690	TRW Automotive Holdings Corp.[1]	1,008,802

		2,110,742

	Beverages — 3.0%
37,290	Coca-Cola Enterprises, Inc.	1,172,398
27,113	Dr Pepper Snapple Group, Inc.	1,161,792
26,596	Molson Coors Brewing Co. — Class B	1,147,351

		3,481,541

	Biotechnology — 3.4%
17,802	Amgen, Inc.	1,540,674
7,749	Celgene Corp.[1]	568,157
27,689	Gilead Sciences, Inc.[1,2]	1,859,593

		3,968,424

	Chemicals — 2.5%
4,867	CF Industries Holdings, Inc.	998,660
31,674	Eastman Chemical Co.	1,876,368

		2,875,028

	Commercial Banks — 3.7%
28,269	BB&T Corp.	818,388
35,040	Comerica, Inc.	1,044,542
82,742	Fifth Third Bancorp	1,202,241
36,013	Wells Fargo & Co.	1,213,278

		4,278,449

	Communications Equipment — 1.6%
36,861	Cisco Systems, Inc.	631,798
71,030	Juniper Networks, Inc.[1,2]	1,176,967

		1,808,765

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Peripherals — 3.0%
3,507	Apple, Inc.	$2,087,016
56,368	EMC Corp.[1]	1,376,506

		3,463,522

	Construction & Engineering — 2.3%
18,805	Chicago Bridge & Iron Co. NV	706,128
21,491	Fluor Corp.	1,200,272
28,335	KBR, Inc.	789,413

		2,695,813

	Consumer Finance — 1.3%
35,747	Discover Financial Services	1,465,627

	Diversified Financial Services — 4.4%
31,142	Citigroup, Inc.	1,164,399
21,960	CME Group, Inc.	1,228,223
32,207	JPMorgan Chase & Co.	1,342,388
27,166	Moody’s Corp.	1,308,315

		5,043,325

	Electric Utilities — 3.0%
15,996	Entergy Corp.	1,160,990
28,925	Exelon Corp.	1,034,937
41,130	PPL Corp.	1,216,625

		3,412,552

	Energy Equipment & Services — 6.1%
26,971	Baker Hughes, Inc.	1,131,973
21,769	Ensco PLC — Class A	1,258,683
33,128	Halliburton Co.	1,069,703
24,671	Helmerich & Payne, Inc.	1,179,274
17,951	National Oilwell Varco, Inc.	1,322,989
53,572	Superior Energy Services, Inc.[1]	1,089,119

		7,051,741

	Food & Staples Retailing — 1.2%
30,921	Kroger Co. (The)	779,828
17,539	Walgreen Co.	617,899

		1,397,727

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 2.1%
42,623	ConAgra Foods, Inc.	$1,186,624
42,236	Hormel Foods Corp.	1,247,229

		2,433,853

	Health Care Equipment & Supplies — 0.9%
15,690	Zimmer Holdings, Inc.	1,007,455

	Health Care Providers & Services — 2.2%
24,076	AmerisourceBergen Corp.	949,557
14,590	Cardinal Health, Inc.	600,087
16,900	WellPoint, Inc.	1,035,632

		2,585,276

	Hotels, Restaurants & Leisure — 1.4%
32,536	Wyndham Worldwide Corp.	1,639,814

	Household Products — 1.1%
16,758	Energizer Holdings, Inc.	1,222,831

	Industrial Conglomerates — 0.3%
10,918	Tyco International, Ltd.	293,367

	Insurance — 5.9%
25,091	Aflac, Inc.	1,249,030
31,674	Allstate Corp. (The)	1,266,327
28,494	American Financial Group, Inc.	1,105,567
34,658	Lincoln National Corp.	859,172
33,473	Marsh & McLennan Cos., Inc.	1,139,086
31,635	Metlife, Inc.	1,122,726

		6,741,908

	Internet Software & Services — 2.6%
31,522	Akamai Technologies, Inc.[1,2]	1,197,521
37,040	eBay, Inc.[1]	1,788,661

		2,986,182

	IT Services — 4.3%
19,178	Accenture PLC — Class A	1,292,789
30,400	Amdocs, Ltd.	1,005,328
71,605	Genpact, Ltd.	1,260,964
59,326	Total System Services, Inc.	1,334,242

		4,893,323

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Life, Sciences Tools & Services — 1.1%
21,107	Thermo Fisher Scientific, Inc.	$1,288,793

	Machinery — 2.7%
22,944	AGCO Corp.[1]	1,044,181
6,900	Caterpillar, Inc.	585,189
10,394	Illinois Tool Works, Inc.	637,464
19,846	Timken Co. (The)	783,719

		3,050,553

	Media — 3.6%
44,411	Comcast Corp. — Class A	1,665,857
71,452	Gannett Co., Inc.	1,207,539
10,906	Scripps Networks Interactive, Inc. — Class A	662,212
6,628	Time Warner Cable, Inc.	656,901

		4,192,509

	Multi-Utilities — 2.0%
9,174	DTE Energy Co.	569,705
10,739	Integrys Energy Group, Inc.	580,336
37,493	Public Service Enterprise Group, Inc.	1,201,276

		2,351,317

	Office Electronics — 0.8%
141,448	Xerox Corp.	910,925

	Oil, Gas & Consumable Fuels — 4.9%
29,118	HollyFrontier Corp.	1,124,828
20,073	Marathon Petroleum Corp.	1,102,610
21,616	Murphy Oil Corp.	1,296,960
46,840	Tesoro Corp.	1,766,337
13,754	Valero Energy Corp.	400,241

		5,690,976

	Paper & Forest Products — 0.4%
14,156	International Paper Co.	507,209

	Pharmaceuticals — 3.6%
24,327	Eli Lilly & Co.	1,183,022
23,536	Merck & Co., Inc.	1,073,948
25,970	Mylan, Inc.[1,2]	658,080
47,958	Pfizer, Inc.	1,192,715

		4,107,765

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Professional Services — 0.9%
38,454	Robert Half International, Inc.	$1,034,028

	Real Estate Investment Trusts — 3.8%
39,501	Hospitality Properties Trust	913,263
57,063	Kimco Realty Corp.	1,113,870
32,393	Liberty Property Trust	1,137,642
25,075	Regency Centers Corp.	1,204,102

		4,368,877

	Road & Rail — 0.9%
52,274	CSX Corp.	1,070,049

	Semiconductors & Semiconductor Equipment — 3.9%
49,814	Applied Materials, Inc.	528,028
14,058	KLA-Tencor Corp.	653,978
80,744	Marvell Technology Group, Ltd.	637,070
23,618	Maxim Integrated Products, Inc.	650,085
81,517	NVIDIA Corp.[1,2]	975,759
44,842	Skyworks Solutions, Inc.[1]	1,049,303

		4,494,223

	Software — 3.0%
97,444	Activision Blizzard, Inc.	1,061,165
36,430	Autodesk, Inc.[1]	1,159,931
70,778	Symantec Corp.[1]	1,287,452

		3,508,548

	Specialty Retail — 3.5%
12,346	Bed Bath & Beyond, Inc.[1]	712,117
22,445	Gap, Inc. (The)	801,736
11,708	PetSmart, Inc.	777,294
28,644	Ross Stores, Inc.	1,745,852

		4,036,999

	Wireless Telecommunication Services — 1.9%
44,912	Telephone & Data Systems, Inc.	1,116,962
27,867	United States Cellular Corp.[1,2]	1,030,800

		2,147,762

	TOTAL COMMON STOCKS (Cost $94,432,640)	114,514,155

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.5%
$513,548	With State Street Bank and Trust Co., dated 10/31/12, 0.01%, principal and interest in the amount of $513,548, due 11/1/12 (collateralized by a FHLMC security with a par value of $492,909, coupon rate of 4.000%, due 8/15/39, market value of $525,399)	$513,548

	TOTAL REPURCHASE AGREEMENT (Cost $513,548)	513,548

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 6.0%
6,957,664	State Street Navigator Securities Lending Prime Portfolio	6,957,664

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,957,664)	6,957,664

TOTAL INVESTMENTS (Cost $101,903,852)[3]	105.9%	$121,985,367
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.9)	(6,780,873)

NET ASSETS	100.0%	$115,204,494

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $101,903,852.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

INDUSTRY DIVERSIFICATION

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Energy Equipment & Services	6.1%	$7,051,741
Insurance	5.9	6,741,908
Oil, Gas & Consumable Fuels	4.9	5,690,976
Diversified Financial Services	4.4	5,043,325
Aerospace & Defense	4.3	4,896,357
IT Services	4.3	4,893,323
Semiconductors & Semiconductor Equipment	3.9	4,494,223
Real Estate Investment Trusts	3.8	4,368,877
Commercial Banks	3.7	4,278,449
Media	3.6	4,192,509
Pharmaceuticals	3.6	4,107,765
Specialty Retail	3.5	4,036,999
Biotechnology	3.4	3,968,424
Software	3.0	3,508,548
Beverages	3.0	3,481,541
Computers & Peripherals	3.0	3,463,522
Electric Utilities	3.0	3,412,552
Machinery	2.7	3,050,553
Internet Software & Services	2.6	2,986,182
Chemicals	2.5	2,875,028
Construction & Engineering	2.3	2,695,813
Health Care Providers & Services	2.2	2,585,276
Food Products	2.1	2,433,853
Multi-Utilities	2.0	2,351,317
Wireless Telecommunication Services	1.9	2,147,762
Auto Components	1.8	2,110,742
Communications Equipment	1.6	1,808,765
Hotels, Restaurants & Leisure	1.4	1,639,814
Consumer Finance	1.3	1,465,627
Food & Staples Retailing	1.2	1,397,727
Life, Sciences Tools & Services	1.1	1,288,793
Household Products	1.1	1,222,831
Road & Rail	0.9	1,070,049
Professional Services	0.9	1,034,028
Health Care Equipment & Supplies	0.9	1,007,455

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Office Electronics	0.8%	$910,925
Paper & Forest Products	0.4	507,209
Industrial Conglomerates	0.3	293,367

TOTAL COMMON STOCKS	99.4%	$114,514,155
REPURCHASE AGREEMENTS	0.5	513,548
INVESTMENTS OF SECURITY LENDING COLLATERAL	6.0	6,957,664

TOTAL INVESTMENTS	105.9%	$121,985,367

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Shares		Value

COMMON STOCKS* — 99.5%

	Aerospace & Defense — 2.3%
15,065	Lockheed Martin Corp.	$1,411,138
9,948	United Technologies Corp.	777,536

		2,188,674

	Auto Components — 1.8%
53,253	Delphi Automotive PLC[1]	1,674,274

	Beverages — 1.9%
41,038	Dr Pepper Snapple Group, Inc.	1,758,478

	Biotechnology — 3.2%
22,256	Amgen, Inc.	1,926,146
16,059	Gilead Sciences, Inc.[1]	1,078,522

		3,004,668

	Capital Markets — 1.1%
7,836	Affiliated Managers Group, Inc.[1]	991,254

	Chemicals — 3.4%
7,088	CF Industries Holdings, Inc.	1,454,387
21,966	Eastman Chemical Co.	1,301,266
9,668	Rockwood Holdings, Inc.	443,761

		3,199,414

	Computers & Peripherals — 7.4%
3,746	Apple, Inc.	2,229,244
70,262	EMC Corp.[1]	1,715,798
67,511	NCR Corp.[1]	1,436,634
58,604	NetApp, Inc.[1]	1,576,448

		6,958,124

	Construction & Engineering — 3.1%
31,828	Chicago Bridge & Iron Co. NV	1,195,141
30,462	Fluor Corp.	1,701,303

		2,896,444

	Diversified Consumer Services — 0.8%
42,480	H&R Block, Inc.	751,896

	Diversified Financial Services — 1.2%
23,027	Moody’s Corp.	1,108,980

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Electronic Equipment, Instruments & Components — 0.6%
33,789	Jabil Circuit, Inc.	$585,901

	Energy Equipment & Services — 3.6%
28,033	Cameron International Corp.[1]	1,419,591
26,921	Halliburton Co.	869,279
22,796	Helmerich & Payne, Inc.	1,089,649

		3,378,519

	Food & Staples Retailing — 3.1%
31,445	SYSCO Corp.	976,996
25,008	Wal-Mart Stores, Inc.	1,876,100

		2,853,096

	Food Products — 4.1%
54,745	Campbell Soup Co.	1,930,856
65,649	Hormel Foods Corp.	1,938,615

		3,869,471

	Health Care Providers & Services — 3.3%
24,424	AmerisourceBergen Corp.	963,283
23,649	Cardinal Health, Inc.	972,683
12,695	McKesson Corp.	1,184,570

		3,120,536

	Hotels, Restaurants & Leisure — 3.0%
45,343	Brinker International, Inc.	1,396,564
38,252	Marriott International, Inc. — Class A	1,395,433

		2,791,997

	Insurance — 2.0%
54,777	Marsh & McLennan Cos., Inc.	1,864,061

	Internet Software & Services — 4.9%
61,710	Akamai Technologies, Inc.[1]	2,344,363
46,450	eBay, Inc.[1]	2,243,071

		4,587,434

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	IT Services — 7.2%
14,812	Accenture PLC — Class A	$998,477
29,215	Cognizant Technology Solutions Corp. — Class A1	1,947,180
78,593	Total System Services, Inc.	1,767,556
14,768	Visa, Inc. — Class A	2,049,208

		6,762,421

	Machinery — 4.6%
8,388	Cummins, Inc.	784,949
42,127	Ingersoll-Rand PLC	1,981,233
18,985	Parker Hannifin Corp.	1,493,360

		4,259,542

	Media — 4.5%
56,862	Comcast Corp. — Class A	2,132,894
14,863	DIRECTV[1]	759,648
9,014	McGraw-Hill Cos. (The), Inc.	498,294
12,645	Scripps Networks Interactive, Inc. — Class A	767,804

		4,158,640

	Multi-line Retail — 1.2%
9,710	Dollar General Corp.[1]	472,100
15,457	Dollar Tree, Inc.[1]	616,271

		1,088,371

	Office Electronics — 1.9%
50,523	Zebra Technologies Corp. — Class A1	1,815,292

	Oil, Gas & Consumable Fuels — 1.5%
39,983	World Fuel Services Corp.	1,387,410

	Pharmaceuticals — 4.5%
43,320	Eli Lilly & Co.	2,106,652
84,013	Mylan, Inc.[1]	2,128,889

		4,235,541

	Professional Services — 1.8%
62,454	Robert Half International, Inc.	1,679,388

	Real Estate Investment Trusts — 3.3%
71,884	Apartment Investment & Management Co. — Class A	1,918,584
24,836	Regency Centers Corp.	1,192,625

		3,111,209

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Road & Rail — 1.9%
85,366	CSX Corp.	$1,747,442

	Semiconductors & Semiconductor Equipment — 4.6%
282,017	LSI Corp.[1]	1,931,817
17,491	Maxim Integrated Products, Inc.	481,440
81,713	Skyworks Solutions, Inc.[1]	1,912,084

		4,325,341

	Software — 5.7%
59,196	Adobe Systems, Inc.[1]	2,012,664
53,999	Autodesk, Inc.[1]	1,719,328
80,278	Fortinet, Inc.[1]	1,554,985

		5,286,977

	Specialty Retail — 3.7%
8,675	Home Depot, Inc.	532,472
10,419	PetSmart, Inc.	691,718
12,814	Ross Stores, Inc.	781,013
33,729	TJX Cos., Inc. (The)	1,404,138

		3,409,341

	Textiles, Apparel & Luxury Goods — 0.5%
8,786	Coach, Inc.	492,455

	Tobacco — 1.8%
40,703	Reynolds American, Inc.	1,694,873

	TOTAL COMMON STOCKS (Cost $82,190,356)	93,037,464

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.5%
$494,951	With State Street Bank and Trust Co., dated 10/31/12, 0.01%, principal and interest in the amount of $494,951, due 11/1/12, (collateralized by a FHLMC security with a par value of $475,743, coupon rate of 4.000%, due 8/15/39, market value of $507,101)	$494,951

	TOTAL REPURCHASE AGREEMENT (Cost $494,951)	494,951

TOTAL INVESTMENTS (Cost $82,685,307)[2]	100.0%	$93,532,415
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(5,897)

NET ASSETS	100.0%	$93,526,518

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $82,714,900.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

INDUSTRY DIVERSIFICATION

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Computers & Peripherals	7.4%	$6,958,124
IT Services	7.2	6,762,421
Software	5.7	5,286,977
Internet Software & Services	4.9	4,587,434
Semiconductors & Semiconductor Equipment	4.6	4,325,341
Machinery	4.6	4,259,542
Pharmaceuticals	4.5	4,235,541
Media	4.5	4,158,640
Food Products	4.1	3,869,471
Specialty Retail	3.7	3,409,341
Energy Equipment & Services	3.6	3,378,519
Chemicals	3.4	3,199,414
Health Care Providers & Services	3.3	3,120,536
Real Estate Investment Trusts	3.3	3,111,209
Biotechnology	3.2	3,004,668
Construction & Engineering	3.1	2,896,444
Food & Staples Retailing	3.1	2,853,096
Hotels, Restaurants & Leisure	3.0	2,791,997
Aerospace & Defense	2.3	2,188,674
Insurance	2.0	1,864,061
Office Electronics	1.9	1,815,292
Beverages	1.9	1,758,478
Road & Rail	1.9	1,747,442
Tobacco	1.8	1,694,873
Professional Services	1.8	1,679,388
Auto Components	1.8	1,674,274
Oil, Gas & Consumable Fuels	1.5	1,387,410
Diversified Financial Services	1.2	1,108,980
Multi-line Retail	1.2	1,088,371
Capital Markets	1.1	991,254
Diversified Consumer Services	0.8	751,896
Electronic Equipment, Instruments & Components	0.6	585,901
Textiles, Apparel & Luxury Goods	0.5	492,455

TOTAL COMMON STOCKS	99.5%	$93,037,464
REPURCHASE AGREEMENTS	0.5	494,951

TOTAL INVESTMENTS	100.0%	$93,532,415

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Shares		Value

COMMON STOCKS* — 96.5%

	Aerospace & Defense — 4.4%
4,940	Engility Holdings, Inc.[1,2]	$93,859
2,420	L-3 Communications Holdings, Inc.	178,596
2,520	Northrop Grumman Corp.[2]	173,099
2,900	Raytheon Co.[2]	164,024

		609,578

	Airlines — 0.9%
14,800	Southwest Airlines Co.[2]	130,536

	Auto Components — 0.8%
2,060	Delphi Automotive PLC[1]	64,766
880	TRW Automotive Holdings Corp.[1,2]	40,929

		105,695

	Automobiles — 0.7%
8,140	Ford Motor Co.[2]	90,842

	Biotechnology — 1.2%
6,500	Myriad Genetics, Inc.[1]	170,105

	Capital Markets — 1.9%
5,380	Medley Capital Corp.[2]	77,472
14,980	Prospect Capital Corp.[2]	177,363

		254,835

	Chemicals — 4.5%
500	CF Industries Holdings, Inc.	102,595
2,400	Eastman Chemical Co.	142,176
4,800	Innospec, Inc.[1]	155,424
1,140	Minerals Technologies, Inc.	81,692
1,180	PPG Industries, Inc.	138,155

		620,042

	Commercial Banks — 4.2%
10,580	Associated Banc-Corp[2]	136,376
18,920	KeyCorp[2]	159,307
5,540	PacWest Bancorp	124,650
12,520	Umpqua Holdings Corp.[2]	151,367

		571,700

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 1.9%
16,120	Steelcase, Inc. — Class A2	$161,361
7,720	Sykes Enterprises, Inc.[1]	105,147

		266,508

	Communications Equipment — 1.2%
9,800	Cisco Systems, Inc.[2]	167,972

	Computers & Peripherals — 2.4%
340	Apple, Inc.	202,334
4,620	EMC Corp.[1]	112,820
560	Western Digital Corp.	19,169

		334,323

	Construction & Engineering — 3.2%
6,120	EMCOR Group, Inc.	196,819
4,520	KBR, Inc.	125,927
3,660	URS Corp.[2]	122,537

		445,283

	Consumer Finance — 2.2%
2,960	Discover Financial Services[2]	121,360
10,400	SLM Corp.[2]	182,832

		304,192

	Diversified Consumer Services — 1.1%
10,760	Service Corp. International[2]	151,070

	Electric Utilities — 2.2%
4,160	Exelon Corp.	148,845
6,660	PNM Resources, Inc.[2]	147,586

		296,431

	Electrical Equipment — 0.6%
2,440	EnerSys[1]	84,131

	Electronic Equipment, Instruments & Components — 1.6%
5,120	Avnet, Inc.[1]	146,688
4,100	Jabil Circuit, Inc.	71,094

		217,782

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 2.7%
3,940	Halliburton Co.	$127,223
1,760	National Oilwell Varco, Inc.	129,712
1,040	Rowan Cos. PLC[1,2]	32,978
3,680	Superior Energy Services, Inc.[1]	74,815

		364,728

	Food & Staples Retailing — 1.5%
1,920	CVS Caremark Corp.	89,088
6,880	Safeway, Inc.[2]	112,213

		201,301

	Food Products — 1.9%
7,820	Darling International, Inc.[1,2]	129,265
3,340	Hormel Foods Corp.[2]	98,630
2,340	Tyson Foods, Inc. — Class A	39,335

		267,230

	Health Care Equipment & Supplies — 0.8%
3,840	Hill-Rom Holdings, Inc.	107,866

	Health Care Providers & Services — 3.0%
3,535	Aetna, Inc.[2]	154,480
2,740	Cardinal Health, Inc.	112,696
2,280	WellPoint, Inc.[2]	139,718

		406,894

	Health Care Technology — 1.0%
9,740	Omnicell, Inc.[1]	142,009

	Hotels, Restaurants & Leisure — 2.8%
4,440	Brinker International, Inc.[2]	136,752
2,640	Cheesecake Factory, Inc. (The)[2]	87,279
8,800	Krispy Kreme Doughnuts, Inc.[1]	65,384
6,340	Multimedia Games Holding Co., Inc.[1,2]	100,806

		390,221

	Household Durables — 1.1%
1,980	Snap-On, Inc.[2]	153,113

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 3.5%
3,660	Allstate Corp. (The)	$146,327
4,000	Assurant, Inc.[2]	151,240
4,540	Primerica, Inc.	128,300
2,720	Unum Group	55,162

		481,029

	Internet & Catalog Retail — 1.1%
7,300	Liberty Media Corp. — Interactive Series A1	146,000

	Internet Software & Services — 1.4%
2,680	Akamai Technologies, Inc.[1,2]	101,813
15,840	United Online, Inc.[2]	84,903

		186,716

	IT Services — 6.1%
2,500	Accenture PLC — Class A	168,525
2,120	Amdocs, Ltd.	70,108
1,340	CACI International, Inc. — Class A1	67,576
3,440	Euronet Worldwide, Inc.[1,2]	69,798
9,320	Genpact, Ltd.	164,125
10,360	SAIC, Inc.[2]	113,857
1,300	Visa, Inc. — Class A	180,388

		834,377

	Life Sciences Tools & Services — 1.8%
1,200	Life Technologies Corp.[1]	58,692
3,140	Thermo Fisher Scientific, Inc.	191,728

		250,420

	Machinery — 3.0%
3,020	AGCO Corp.[1]	137,440
1,420	Hyster-Yale Materials Handling, Inc.[1,2]	58,333
1,420	Hyster-Yale Materials Handling, Inc. — Class B1	58,334
1,420	NACCO Industries, Inc. — Class A2	71,909
2,220	Timken Co. (The)	87,668

		413,684

	Media — 1.8%
4,320	CBS Corp. — Class B	139,968
2,780	Comcast Corp. — Class A	104,278

		244,246

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Metals & Mining — 0.7%
4,180	Worthington Industries, Inc.	$90,372

	Multi-line Retail — 1.5%
1,020	Dillard’s, Inc. — Class A	78,540
1,500	Dollar Tree, Inc.[1]	59,805
1,720	Macy’s, Inc.	65,480

		203,825

	Multi-Utilities — 1.2%
4,980	Public Service Enterprise Group, Inc.[2]	159,559

	Oil, Gas & Consumable Fuels — 7.6%
1,560	Chevron Corp.	171,928
4,380	Denbury Resources, Inc.[1,2]	67,145
3,480	HollyFrontier Corp.	134,432
2,320	Marathon Oil Corp.	69,739
1,200	Marathon Petroleum Corp.	65,916
5,960	Tesoro Corp.	224,752
21,000	Vaalco Energy, Inc.[1,2]	171,570
4,640	Valero Energy Corp.	135,024

		1,040,506

	Paper & Forest Products — 1.5%
1,100	Domtar Corp.	87,725
3,417	International Paper Co.	122,431

		210,156

	Personal Products — 0.9%
2,940	USANA Health Sciences, Inc.[1]	126,832

	Professional Services — 0.4%
4,600	Kelly Services, Inc.[2]	61,134

	Real Estate Investment Trusts — 8.5%
5,960	Apartment Investment & Management Co. — Class A2	159,072
9,160	Associated Estates Realty Corp.	137,308
10,840	Brandywine Realty Trust[2]	125,744
6,260	CBL & Associates Properties, Inc.[2]	140,036
7,260	Colonial Properties Trust	157,034
11,480	Duke Realty Corp.[2]	166,231
6,380	Hospitality Properties Trust[2]	147,506
25,400	Strategic Hotels & Resorts, Inc.[1,2]	139,446

		1,172,377

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Road & Rail — 0.3%
6,000	Arkansas Best Corp.[2]	$48,300

	Semiconductors & Semiconductor Equipment — 1.8%
15,880	LSI Corp.[1]	108,778
11,120	NVIDIA Corp.[1,2]	133,106

		241,884

	Software — 1.0%
4,260	Synopsys, Inc.[1]	137,172

	Specialty Retail — 1.7%
4,120	Finish Line, Inc. (The) — Class A	85,717
1,120	Gap, Inc. (The)	40,006
640	Ross Stores, Inc.[2]	39,008
1,540	TJX Cos., Inc. (The)	64,110

		228,841

	Textiles, Apparel & Luxury Goods — 0.4%
560	PVH Corp.	61,594

	Wireless Telecommunication Services — 0.5%
2,860	Telephone & Data Systems, Inc.	71,128

	TOTAL COMMON STOCKS (Cost $11,892,542)	13,264,539

Face
Amount

REPURCHASE AGREEMENT* — 2.4%
$326,048	With State Street Bank & Trust Co., dated 10/31/12, 0.01%, principal and interest in the amount of $326,048 due 11/1/12, (collateralized by a FHLMC security with a par value of $313,892, coupon rate of 4.000%, due 8/15/39, market value of $334,582)	326,048

	TOTAL REPURCHASE AGREEMENTS (Cost $326,048)	326,048

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 31.1%
4,281,947	State Street Navigator Securities Lending Prime Portfolio	$4,281,947

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,281,947)	4,281,947

TOTAL LONG INVESTMENTS (Cost $16,500,537)	130.0%	$17,872,534

COMMON STOCKS SOLD SHORT* — (59.4)%

	Aerospace & Defense — (1.9)%
(1,500)	Honeywell International, Inc.	(91,860)
(2,340)	Rockwell Collins, Inc.	(125,377)
(280)	TransDigm Group, Inc.	(37,299)

		(254,536)

	Beverages — (0.3)%
(690)	Brown-Forman Corp. — Class B	(44,201)

	Capital Markets — (2.6)%
(580)	BlackRock, Inc.	(110,014)
(1,080)	Eaton Vance Corp.	(30,391)
(4,400)	Stifel Financial Corp.[1]	(139,480)
(4,660)	TD Ameritrade Holding Corp.	(73,116)

		(353,001)

	Chemicals — (2.5)%
(920)	Airgas, Inc.	(81,853)
(4,980)	Balchem Corp.	(173,453)
(1,260)	Ecolab, Inc.	(87,696)

		(343,002)

	Commercial Banks — (2.4)%
(2,200)	CIT Group, Inc.[1]	(81,884)
(4,100)	Hancock Holding Co.	(129,519)
(2,340)	IBERIABANK Corp.	(116,509)

		(327,912)

	Communications Equipment — (1.0)%
(4,600)	Sycamore Networks, Inc.	(26,588)
(2,800)	Viasat, Inc.[1]	(108,752)

		(135,340)

	Construction Materials — (0.8)%
(2,260)	Vulcan Materials Co.	(103,892)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Containers & Packaging — (0.5)%
(1,320)	AptarGroup, Inc.	$(67,689)

	Electrical Equipment — (1.0)%
(4,220)	Woodward Governor Co.	(141,370)

	Electronic Equipment, Instruments & Components — (1.4)%
(4,020)	Rofin-Sinar Technologies, Inc.[1]	(73,204)
(13,240)	TTM Technologies, Inc.[1]	(119,160)

		(192,364)

	Energy Equipment & Services — (1.9)%
(2,960)	Geospace Technologies Corp.[1]	(191,601)
(1,300)	Lufkin Industries, Inc.	(65,013)

		(256,614)

	Food Products — (1.0)%
(13,480)	Pilgrim’s Pride Corp.[1]	(75,892)
(940)	Ralcorp Holdings, Inc.[1]	(67,859)

		(143,751)

	Gas Utilities — (1.0)%
(3,020)	New Jersey Resources Corp.	(134,269)

	Health Care Equipment & Supplies — (2.9)%
(1,020)	Baxter International, Inc.	(63,883)
(1,400)	Edwards Lifesciences Corp.[1]	(121,562)
(9,100)	Merit Medical Systems, Inc.[1]	(131,404)
(7,280)	NxStage Medical, Inc.[1]	(81,536)

		(398,385)

	Hotels, Restaurants & Leisure — (3.2)%
(400)	Chipotle Mexican Grill, Inc.[1]	(101,812)
(5,060)	International Speedway Corp. — Class A	(129,030)
(560)	McDonald’s Corp.	(48,608)
(6,460)	WMS Industries, Inc.[1]	(106,138)
(420)	Wynn Resorts, Ltd.	(50,845)

		(436,433)

	Household Products — (1.3)%
(1,180)	Church & Dwight, Inc.	(59,897)
(1,660)	Clorox Co.	(120,018)

		(179,915)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Industrial Conglomerates — (1.2)%
(1,320)	3M Co.	$(115,632)
(2,620)	General Electric Co.	(55,177)

		(170,809)

	Insurance — (2.0)%
(920)	Enstar Group, Ltd.[1]	(92,000)
(380)	Markel Corp.[1]	(179,337)

		(271,337)

	Internet & Catalog Retail — (1.3)%
(540)	Amazon.Com, Inc.[1]	(125,723)
(100)	Priceline.com, Inc.[1]	(57,377)

		(183,100)

	Internet Software & Services — (0.3)%
(200)	Equinix, Inc.[1]	(36,082)

	IT Services — (3.2)%
(300)	Mastercard, Inc. — Class A	(138,279)
(9,240)	MoneyGram International, Inc.[1]	(143,590)
(2,280)	VeriFone Holdings, Inc.[1]	(67,579)
(1,260)	WEX, Inc.[1]	(92,963)

		(442,411)

	Life Sciences Tools & Services — (0.8)%
(1,300)	Waters Corp.[1]	(106,353)

	Machinery — (3.4)%
(1,120)	CLARCOR, Inc.	(50,669)
(2,060)	Deere & Co.	(176,006)
(1,960)	Graco, Inc.	(94,198)
(3,600)	Pentair, Ltd.	(152,064)

		(472,937)

	Media — (0.8)%
(1,780)	Morningstar, Inc.	(112,104)

	Metals & Mining — (2.0)%
(3,060)	Allegheny Technologies, Inc.	(80,631)
(1,120)	Compass Minerals International, Inc.	(88,312)
(2,860)	Walter Energy, Inc.	(99,985)

		(268,928)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Oil, Gas & Consumable Fuels — (3.5)%
(5,080)	Bill Barrett Corp.[1]	$(116,383)
(2,380)	Cabot Oil & Gas Corp.	(111,812)
(1,100)	Noble Energy, Inc.	(104,511)
(900)	Range Resources Corp.	(58,824)
(1,780)	SM Energy Co.	(95,978)

		(487,508)

	Pharmaceuticals — (0.7)%
(1,120)	Allergan, Inc.	(100,710)

	Professional Services — (1.4)%
(1,980)	Dun & Bradstreet Corp. (The)	(160,459)
(340)	IHS, Inc. — Class A1	(28,693)

		(189,152)

	Real Estate Investment Trusts — (5.4)%
(1,620)	American Tower Corp.	(121,970)
(1,100)	AvalonBay Communities, Inc.	(149,116)
(7,440)	BioMed Realty Trust, Inc.	(142,253)
(760)	Camden Property Trust	(49,879)
(1,220)	Digital Realty Trust, Inc.	(74,945)
(2,040)	Kilroy Realty Corp.	(90,596)
(1,040)	National Health Investors, Inc.	(55,546)
(2,640)	UDR, Inc.	(64,073)

		(748,378)

	Software — (3.2)%
(2,900)	Bottomline Technologies, Inc.[1]	(67,860)
(5,140)	Rovi Corp.[1]	(69,544)
(1,000)	Salesforce.com, Inc.[1]	(145,980)
(1,000)	Ultimate Software Group, Inc.[1]	(101,360)
(4,200)	Websense, Inc.[1]	(55,524)

		(440,268)

	Specialty Retail — (3.7)%
(3,560)	Abercrombie & Fitch Co. — Class A	(108,865)
(4,720)	Cato Corp. (The) — Class A	(133,954)
(3,820)	Monro Muffler Brake, Inc.	(129,574)
(2,200)	Tiffany & Co.	(139,084)

		(511,477)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Trading Companies & Distributors — (0.8)%
(1,600)	Watsco, Inc.	$(109,360)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(8,759,280))	(8,163,588)

TOTAL SHORT INVESTMENTS (Proceeds $(8,759,280))	(59.4)%	$(8,163,588)

TOTAL INVESTMENTS (Cost $7,741,257)[3]	70.6%	$9,708,946
OTHER ASSETS IN EXCESS OF LIABILITIES	29.4	4,042,618

NET ASSETS	100.0%	$13,751,564

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $7,831,042.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

INDUSTRY DIVERSIFICATION

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Real Estate Investment Trusts	8.5%	$1,172,377
Oil, Gas & Consumable Fuels	7.6	1,040,506
IT Services	6.1	834,377
Chemicals	4.5	620,042
Aerospace & Defense	4.4	609,578
Commercial Banks	4.2	571,700
Insurance	3.5	481,029
Construction & Engineering	3.2	445,283
Machinery	3.0	413,684
Health Care Providers & Services	3.0	406,894
Hotels, Restaurants & Leisure	2.8	390,221
Energy Equipment & Services	2.7	364,728
Computers & Peripherals	2.4	334,323
Consumer Finance	2.2	304,192
Electric Utilities	2.2	296,431
Food Products	1.9	267,230
Commercial Services & Supplies	1.9	266,508
Capital Markets	1.9	254,835
Life Sciences Tools & Services	1.8	250,420
Media	1.8	244,246
Semiconductors & Semiconductor Equipment	1.8	241,884
Specialty Retail	1.7	228,841
Electronic Equipment, Instruments & Components	1.6	217,782
Paper & Forest Products	1.5	210,156
Multi-line Retail	1.5	203,825
Food & Staples Retailing	1.5	201,301
Internet Software & Services	1.4	186,716
Biotechnology	1.2	170,105
Communications Equipment	1.2	167,972
Multi-Utilities	1.2	159,559
Household Durables	1.1	153,113
Diversified Consumer Services	1.1	151,070
Internet & Catalog Retail	1.1	146,000
Health Care Technology	1.0	142,009
Software	1.0	137,172
Airlines	0.9	130,536
Personal Products	0.9	126,832
Health Care Equipment & Supplies	0.8	107,866

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Auto Components	0.8%	$105,695
Automobiles	0.7	90,842
Metals & Mining	0.7	90,372
Electrical Equipment	0.6	84,131
Wireless Telecommunication Services	0.5	71,128
Textiles, Apparel & Luxury Goods	0.4	61,594
Professional Services	0.4	61,134
Road & Rail	0.3	48,300
Short Positions:
Internet Software & Services	(0.3)	(36,082)
Beverages	(0.3)	(44,201)
Containers & Packaging	(0.5)	(67,689)
Pharmaceuticals	(0.7)	(100,710)
Construction Materials	(0.8)	(103,892)
Life Sciences Tools & Services	(0.8)	(106,353)
Trading Companies & Distributors	(0.8)	(109,360)
Media	(0.8)	(112,104)
Gas Utilities	(1.0)	(134,269)
Communications Equipment	(1.0)	(135,340)
Electrical Equipment	(1.0)	(141,370)
Food Products	(1.0)	(143,751)
Industrial Conglomerates	(1.2)	(170,809)
Household Products	(1.3)	(179,915)
Internet & Catalog Retail	(1.3)	(183,100)
Professional Services	(1.4)	(189,152)
Electronic Equipment, Instruments & Components	(1.4)	(192,364)
Aerospace & Defense	(1.9)	(254,536)
Energy Equipment & Services	(1.9)	(256,614)
Metals & Mining	(2.0)	(268,928)
Insurance	(2.0)	(271,337)
Commercial Banks	(2.4)	(327,912)
Chemicals	(2.5)	(343,002)
Capital Markets	(2.6)	(353,001)
Health Care Equipment & Supplies	(2.9)	(398,385)
Hotels, Restaurants & Leisure	(3.2)	(436,433)
Software	(3.2)	(440,268)
IT Services	(3.2)	(442,411)
Machinery	(3.4)	(472,937)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Oil, Gas & Consumable Fuels	(3.5)%	$(487,508)
Specialty Retail	(3.7)	(511,477)
Real Estate Investment Trusts	(5.4)	(748,378)

TOTAL COMMON STOCKS	37.1%	$5,100,951
REPURCHASE AGREEMENT	2.4	326,048
INVESTMENT OF SECURITY LENDING COLLATERAL	31.1	4,281,947

TOTAL INVESTMENTS	70.6%	$9,708,946

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Shares		Value

COMMON STOCKS* — 127.8%

	Aerospace & Defense — 6.2%
1,583	Engility Holdings, Inc.[1,2]	$30,077
9,080	General Dynamics Corp.	618,166
9,500	L-3 Communications Holdings, Inc.	701,100
11,020	Northrop Grumman Corp.[2]	756,964
11,380	Raytheon Co.[2]	643,653

		2,749,960

	Airlines — 1.0%
51,060	Southwest Airlines Co.[2]	450,349

	Auto Components — 1.0%
24,280	Standard Motor Products, Inc.[2]	455,978

	Automobiles — 1.4%
56,720	Ford Motor Co.[2]	632,995

	Beverages — 1.3%
18,920	Coca-Cola Enterprises, Inc.	594,845

	Biotechnology — 1.3%
21,570	Myriad Genetics, Inc.[1,2]	564,487

	Capital Markets — 0.5%
19,960	Prospect Capital Corp.[2]	236,326

	Chemicals — 3.8%
3,320	Ashland, Inc.	236,218
1,320	CF Industries Holdings, Inc.	270,851
8,160	Eastman Chemical Co.	483,398
3,180	Minerals Technologies, Inc.	227,879
3,980	PPG Industries, Inc.	465,978

		1,684,324

	Commercial Banks — 2.9%
16,960	BB&T Corp.	490,992
22,840	Fulton Financial Corp.[2]	222,005
66,868	KeyCorp[2]	563,028

		1,276,025

	Commercial Services & Supplies — 1.3%
41,640	Sykes Enterprises, Inc.[1]	567,137

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Communications Equipment — 1.0%
11,880	Cisco Systems, Inc.	$203,623
13,480	Juniper Networks, Inc.[1,2]	223,364

		426,987

	Computers & Peripherals — 3.0%
1,330	Apple, Inc.	791,483
22,240	EMC Corp.[1]	543,101

		1,334,584

	Construction & Engineering — 3.5%
20,960	EMCOR Group, Inc.	674,074
17,300	KBR, Inc.	481,978
12,540	URS Corp.[2]	419,839

		1,575,891

	Consumer Finance — 2.7%
17,580	Discover Financial Services	720,780
28,180	SLM Corp.[2]	495,404

		1,216,184

	Diversified Financial Services — 1.0%
10,800	JPMorgan Chase & Co.	450,144

	Electric Utilities — 3.8%
2,660	Entergy Corp.	193,063
13,060	Exelon Corp.	467,287
37,840	PNM Resources, Inc.[2]	838,534
7,160	PPL Corp.	211,793

		1,710,677

	Electronic Equipment, Instruments & Components — 1.0%
26,580	Jabil Circuit, Inc.	460,897

	Energy Equipment & Services — 4.3%
15,460	Halliburton Co.	499,204
7,840	National Oilwell Varco, Inc.	577,808
5,800	Schlumberger, Ltd.[2]	403,274
20,840	Superior Energy Services, Inc.[1]	423,677

		1,903,963

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Food & Staples Retailing — 3.2%
9,900	CVS Caremark Corp.	$459,360
18,980	Kroger Co. (The)	478,675
15,240	SYSCO Corp.[2]	473,507

		1,411,542

	Food Products — 3.9%
21,460	Campbell Soup Co.[2]	756,894
16,080	ConAgra Foods, Inc.	447,667
30,980	Tyson Foods, Inc. — Class A	520,774

		1,725,335

	Health Care Providers & Services — 3.9%
13,470	Aetna, Inc.	588,639
31,220	Amedisys, Inc.[1]	344,669
5,660	Health Net, Inc.[1]	121,803
10,880	WellPoint, Inc.[2]	666,726

		1,721,837

	Hotels, Restaurants & Leisure — 3.4%
4,020	Brinker International, Inc.[2]	123,816
16,340	Cheesecake Factory, Inc. (The)[2]	540,200
8,640	Multimedia Games Holding Co., Inc.[1,2]	137,376
13,780	Wyndham Worldwide Corp.	694,512

		1,495,904

	Household Durables — 1.3%
13,620	Harman International Industries, Inc.	571,087

	Insurance — 7.8%
11,860	Allstate Corp. (The)	474,163
4,320	Aspen Insurance Holdings, Ltd.	139,752
16,960	Assurant, Inc.	641,257
20,180	CNA Financial Corp.[2]	592,888
32,560	Horace Mann Educators Corp.	625,478
8,740	Torchmark Corp.[2]	442,157
28,200	Unum Group[2]	571,896

		3,487,591

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Internet Software & Services — 4.5%
18,800	Akamai Technologies, Inc.[1,2]	$714,212
13,220	eBay, Inc.[1,2]	638,394
117,440	United Online, Inc.[2]	629,478

		1,982,084

	IT Services — 5.2%
11,100	Accenture PLC — Class A	748,251
13,560	Genpact, Ltd.	238,791
18,760	Heartland Payment Systems, Inc.[2]	489,261
6,180	Visa, Inc. — Class A	857,537

		2,333,840

	Life Sciences Tools & Services — 2.9%
12,960	Life Technologies Corp.[1]	633,874
10,940	Thermo Fisher Scientific, Inc.	667,996

		1,301,870

	Machinery — 5.5%
14,240	AGCO Corp.[1]	648,062
9,380	Barnes Group, Inc.	214,614
5,260	Hyster-Yale Materials Handling, Inc.[1]	216,081
5,260	Hyster-Yale Materials Handling, Inc. — Class B1	216,081
11,640	NACCO Industries, Inc. — Class A2	589,450
14,820	Timken Co. (The)	585,242

		2,469,530

	Media — 4.1%
18,600	CBS Corp. — Class B	602,640
13,440	Comcast Corp. — Class A	504,135
8,900	DIRECTV[1,2]	454,879
16,380	Gannett Co., Inc.[2]	276,822

		1,838,476

	Metals & Mining — 0.6%
12,940	Worthington Industries, Inc.[2]	279,763

	Multi-line Retail — 2.1%
12,750	Dollar Tree, Inc.[1]	508,343
11,260	Macy’s, Inc.	428,668

		937,011

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-Utilities — 1.8%
3,000	DTE Energy Co.	$186,300
6,300	NorthWestern Corp.[2]	225,603
11,590	Public Service Enterprise Group, Inc.[2]	371,344

		783,247

	Office Electronics — 1.0%
71,780	Xerox Corp.	462,263

	Oil, Gas & Consumable Fuels — 7.9%
5,805	Chevron Corp.	639,769
3,640	HollyFrontier Corp.[2]	140,613
22,280	Marathon Oil Corp.	669,737
4,780	Marathon Petroleum Corp.	262,565
12,600	Murphy Oil Corp.	756,000
18,940	Tesoro Corp.[2]	714,228
11,100	Valero Energy Corp.	323,010

		3,505,922

	Paper & Forest Products — 2.2%
6,560	Domtar Corp.	523,160
13,120	International Paper Co.[2]	470,090

		993,250

	Pharmaceuticals — 2.5%
17,160	Forest Laboratories, Inc.[1,2]	578,464
24,060	Medicines Co. (The)[1]	527,395

		1,105,859

	Professional Services — 1.1%
37,200	Kelly Services, Inc.[2]	494,388

	Real Estate Investment Trusts — 10.9%
21,900	Apartment Investment & Management Co. — Class A2	584,511
48,640	Brandywine Realty Trust	564,224
40,780	CBL & Associates Properties, Inc.[2]	912,248
33,160	Colonial Properties Trust	717,251
35,360	Duke Realty Corp.[2]	512,013
26,040	Hospitality Properties Trust[2]	602,045
16,560	Liberty Property Trust	581,587
72,540	Strategic Hotels & Resorts, Inc.[1,2]	398,245

		4,872,124

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Road & Rail — 1.4%
28,340	Saia, Inc.[1]	$640,484

	Semiconductors & Semiconductor Equipment — 4.8%
40,540	Applied Materials, Inc.	429,724
91,240	LSI Corp.[1]	624,994
49,640	Marvell Technology Group, Ltd.	391,660
40,080	NVIDIA Corp.[1]	479,757
9,720	Skyworks Solutions, Inc.[1]	227,448

		2,153,583

	Specialty Retail — 3.2%
19,620	Finish Line, Inc. (The) — Class A	408,194
19,240	Gap, Inc. (The)	687,253
5,060	PetSmart, Inc.[2]	335,933

		1,431,380

	Wireless Telecommunication Services — 1.6%
28,560	Telephone & Data Systems, Inc.[2]	710,287

	TOTAL COMMON STOCKS (Cost $50,249,047)	57,000,410

Face
Amount

REPURCHASE AGREEMENT* — 1.0%
$462,827	With State Street Bank and Trust Co., dated 10/31/12, 0.01%, principal and interest in the amount of $462,827, due 11/1/12 (collateralized by a FHLMC security with a par value of $443,863, coupon rate of 4.000%, due 8/15/39, market value of $473,120)	462,827

	TOTAL REPURCHASE AGREEMENT (Cost $462,827)	462,827

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.5%
1,133,200	State Street Navigator Securities Lending Portfolio	1,133,200

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,133,200)	1,133,200

TOTAL LONG INVESTMENTS (Cost $51,845,074)	131.3%	$58,596,437

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS SOLD SHORT* — (28.7)%

	Aerospace & Defense — (0.7)%
(2,900)	Rockwell Collins, Inc.	$(155,382)
(1,320)	TransDigm Group, Inc.	(175,837)

		(331,219)

	Air Freight & Logistics — (0.7)%
(2,860)	CH Robinson Worldwide, Inc.	(172,544)
(3,360)	Expeditors International of Washington, Inc.	(123,009)

		(295,553)

	Auto Components — (0.6)%
(6,180)	Gentex Corp/MI	(106,420)
(5,820)	Johnson Controls, Inc.	(149,865)

		(256,285)

	Beverages — (0.4)%
(3,060)	Brown-Forman Corp. — Class B	(196,024)

	Chemicals — (1.4)%
(2,180)	Airgas, Inc.	(193,954)
(5,920)	Balchem Corp.	(206,194)
(1,960)	Praxair, Inc.	(208,172)

		(608,320)

	Commercial Banks — (0.4)%
(3,940)	IBERIABANK Corp.	(196,173)

	Commercial Services & Supplies — (1.1)%
(10,860)	Knoll, Inc.	(156,275)
(7,680)	Rollins, Inc.	(174,106)
(1,840)	Stericycle, Inc.[1]	(174,358)

		(504,739)

	Communications Equipment — (0.5)%
(5,580)	Sycamore Networks, Inc.	(32,252)
(4,620)	Viasat, Inc.[1]	(179,441)

		(211,693)

	Construction Materials — (0.5)%
(5,180)	Vulcan Materials Co.	(238,125)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Diversified Consumer Services — (0.6)%
(6,140)	Matthews International Corp. — Class A	$(176,648)
(7,380)	Universal Technical Institute, Inc.	(94,611)

		(271,259)

	Diversified Telecommunication Services — (0.3)%
(23,980)	Cincinnati Bell, Inc.[1]	(124,936)

	Electronic Equipment, Instruments & Components — (0.3)%
(7,560)	Rofin-Sinar Technologies, Inc.[1]	(137,668)

	Energy Equipment & Services — (0.3)%
(2,740)	Lufkin Industries, Inc.	(137,027)

	Food & Staples Retailing — (0.4)%
(3,080)	United Natural Foods, Inc.[1]	(163,979)

	Gas Utilities — (0.7)%
(4,040)	New Jersey Resources Corp.	(179,618)
(3,060)	South Jersey Industries, Inc.	(154,806)

		(334,424)

	Health Care Equipment & Supplies — (0.6)%
(3,680)	Hospira, Inc.[1]	(112,939)
(13,700)	NxStage Medical, Inc.[1]	(153,440)

		(266,379)

	Hotels, Restaurants & Leisure — (1.2)%
(1,740)	Buffalo Wild Wings, Inc.[1]	(132,153)
(3,036)	International Speedway Corp. — Class A	(77,418)
(2,000)	McDonald’s Corp.	(173,600)
(1,380)	Wynn Resorts, Ltd.	(167,063)

		(550,234)

	Household Durables — (0.4)%
(200)	NVR, Inc.[1]	(180,748)

	Household Products — (0.5)%
(2,500)	Church & Dwight, Inc.	(126,900)
(1,360)	Clorox Co.	(98,328)

		(225,228)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Industrial Conglomerates — (0.3)%
(5,160)	Raven Industries, Inc.	$(140,816)

	Insurance — (1.2)%
(1,700)	Enstar Group, Ltd.[1]	(170,000)
(520)	Markel Corp.[1]	(245,409)
(1,980)	RLI Corp.	(134,996)

		(550,405)

	Internet & Catalog Retail — (0.7)%
(540)	Amazon.Com, Inc.[1]	(125,723)
(300)	Priceline.com, Inc.[1]	(172,131)

		(297,854)

	Internet Software & Services — (0.4)%
(900)	Equinix, Inc.[1]	(162,369)

	Leisure Equipment & Products — (0.3)%
(3,140)	Hasbro, Inc.	(113,009)

	Machinery — (1.8)%
(3,600)	CLARCOR, Inc.	(162,864)
(2,340)	Deere & Co.	(199,930)
(3,520)	Graco, Inc.	(169,171)
(6,140)	Kaydon Corp.	(137,290)
(1,900)	Stanley Black & Decker, Inc.	(131,670)

		(800,925)

	Media — (0.7)%
(2,720)	Morningstar, Inc.	(171,306)
(2,860)	Viacom, Inc. — Class B	(146,632)

		(317,938)

	Metals & Mining — (0.7)%
(4,580)	Allegheny Technologies, Inc.	(120,683)
(2,480)	Compass Minerals International, Inc.	(195,548)

		(316,231)

	Multi-Utilities — (0.4)%
(3,480)	Dominion Resources, Inc.	(183,674)

	Oil, Gas & Consumable Fuels — (0.5)%
(1,920)	EOG Resources, Inc.	(223,661)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Professional Services — (0.8)%
(3,680)	Advisory Board Co. (The)[1]	$(174,800)
(2,480)	Dun & Bradstreet Corp. (The)	(200,979)

		(375,779)

	Real Estate Investment Trusts — (5.0)%
(2,280)	Alexandria Real Estate Equities, Inc.	(160,580)
(9,680)	BioMed Realty Trust, Inc.	(185,081)
(2,660)	Camden Property Trust	(174,576)
(10,620)	CubeSmart	(139,334)
(2,540)	Digital Realty Trust, Inc.	(156,032)
(8,340)	Equity One, Inc.	(174,306)
(3,000)	Equity Residential Properties Trust	(172,230)
(1,180)	Essex Property Trust, Inc.	(177,000)
(10,180)	First Potomac Realty Trust	(121,244)
(20,680)	Franklin Street Properties Corp.	(235,959)
(4,660)	Kilroy Realty Corp.	(206,951)
(3,500)	National Health Investors, Inc.	(186,935)
(5,540)	UDR, Inc.	(134,456)

		(2,224,684)

	Semiconductors & Semiconductor Equipment — (0.6)%
(3,220)	Cymer, Inc.[1]	(256,602)

	Software — (0.6)%
(5,780)	Rovi Corp.[1]	(78,203)
(1,200)	Salesforce.com, Inc.[1]	(175,176)

		(253,379)

	Specialty Retail — (1.5)%
(5,600)	Abercrombie & Fitch Co. — Class A	(171,248)
(460)	Autozone, Inc.[1]	(172,500)
(4,980)	Monro Muffler Brake, Inc.	(168,922)
(2,200)	Tiffany & Co.	(139,084)

		(651,754)

	Textiles, Apparel & Luxury Goods — (0.8)%
(1,980)	Nike, Inc. — Class B	(180,932)
(1,160)	Ralph Lauren Corp.	(178,281)

		(359,213)

	Trading Companies & Distributors — (0.4)%
(2,300)	Watsco, Inc.	(157,205)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Wireless Telecommunication Services — (0.4)%
(2,740)	SBA Communications Corp.[1]	$(182,566)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(13,654,568))	(12,798,077)

TOTAL SHORT INVESTMENTS (Proceeds $(13,654,568))	(28.7)%	$(12,798,077)

TOTAL INVESTMENTS (Cost $38,190,506)[3]	102.6%	$45,798,360
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.6)	(1,179,090)

NET ASSETS	100.0%	$44,619,270

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $38,484,856.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

INDUSTRY DIVERSIFICATION

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Real Estate Investment Trusts	10.9%	$4,872,124
Oil, Gas & Consumable Fuels	7.9	3,505,922
Insurance	7.8	3,487,591
Aerospace & Defense	6.2	2,749,960
Machinery	5.5	2,469,530
IT Services	5.2	2,333,840
Semiconductors & Semiconductor Equipment	4.8	2,153,583
Internet Software & Services	4.5	1,982,084
Energy Equipment & Services	4.3	1,903,963
Media	4.1	1,838,476
Food Products	3.9	1,725,335
Health Care Providers & Services	3.9	1,721,837
Electric Utilities	3.8	1,710,677
Chemicals	3.8	1,684,324
Construction & Engineering	3.5	1,575,891
Hotels, Restaurants & Leisure	3.4	1,495,904
Specialty Retail	3.2	1,431,380
Food & Staples Retailing	3.2	1,411,542
Computers & Peripherals	3.0	1,334,584
Life Sciences Tools & Services	2.9	1,301,870
Commercial Banks	2.9	1,276,025
Consumer Finance	2.7	1,216,184
Pharmaceuticals	2.5	1,105,859
Paper & Forest Products	2.2	993,250
Multi-line Retail	2.1	937,011
Multi-Utilities	1.8	783,247
Wireless Telecommunication Services	1.6	710,287
Road & Rail	1.4	640,484
Automobiles	1.4	632,995
Beverages	1.3	594,845
Household Durables	1.3	571,087
Commercial Services & Supplies	1.3	567,137
Biotechnology	1.3	564,487
Professional Services	1.1	494,388
Office Electronics	1.0	462,263
Electronic Equipment, Instruments & Components	1.0	460,897
Auto Components	1.0	455,978
Airlines	1.0	450,349

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Diversified Financial Services	1.0%	$450,144
Communications Equipment	1.0	426,987
Metals & Mining	0.6	279,763
Capital Markets	0.5	236,326
Short Positions:
Leisure Equipment & Products	(0.3)	(113,009)
Diversified Telecommunication Services	(0.3)	(124,936)
Energy Equipment & Services	(0.3)	(137,027)
Electronic Equipment, Instruments & Components	(0.3)	(137,668)
Industrial Conglomerates	(0.3)	(140,816)
Trading Companies & Distributors	(0.4)	(157,205)
Internet Software & Services	(0.4)	(162,369)
Food & Staples Retailing	(0.4)	(163,979)
Household Durables	(0.4)	(180,748)
Wireless Telecommunication Services	(0.4)	(182,566)
Multi-Utilities	(0.4)	(183,674)
Beverages	(0.4)	(196,024)
Commercial Banks	(0.4)	(196,173)
Communications Equipment	(0.5)	(211,693)
Oil, Gas & Consumable Fuels	(0.5)	(223,661)
Household Products	(0.5)	(225,228)
Construction Materials	(0.5)	(238,125)
Software	(0.6)	(253,379)
Auto Components	(0.6)	(256,285)
Semiconductors & Semiconductor Equipment	(0.6)	(256,602)
Health Care Equipment & Supplies	(0.6)	(266,379)
Diversified Consumer Services	(0.6)	(271,259)
Air Freight & Logistics	(0.7)	(295,553)
Internet & Catalog Retail	(0.7)	(297,854)
Metals & Mining	(0.7)	(316,231)
Media	(0.7)	(317,938)
Aerospace & Defense	(0.7)	(331,219)
Gas Utilities	(0.7)	(334,424)
Textiles, Apparel & Luxury Goods	(0.8)	(359,213)
Professional Services	(0.8)	(375,779)
Commercial Services & Supplies	(1.1)	(504,739)
Hotels, Restaurants & Leisure	(1.2)	(550,234)
Insurance	(1.2)	(550,405)
Chemicals	(1.4)	(608,320)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Specialty Retail	(1.5)%	$(651,754)
Machinery	(1.8)	(800,925)
Real Estate Investment Trusts	(5.0)	(2,224,684)

TOTAL COMMON STOCKS	99.1%	$44,202,333
REPURCHASE AGREEMENT	1.0	462,827
INVESTMENT OF SECURITY LENDING COLLATERAL	2.5	1,133,200

TOTAL INVESTMENTS	102.6%	$45,798,360

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Shares		Value

EXCHANGE-TRADED FUNDS* — 2.0%
25,500	SPDR S&P 500 ETF Trust	$3,600,090
60,000	Vanguard S&P 500 ETF	3,877,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,865,843)	7,477,890

PURCHASED OPTIONS — 66.7%

	CALLS — 60.6%
250,000	S&P 500 Index with Barclays Capital PLC, Exercise Price $500, Expires 11/17/2012	227,262,500

	PUTS — 6.1%
250,000	S&P 500 Index with Barclays Capital PLC, Exercise Price $1500, Expires 11/17/2012	22,787,500

	TOTAL PURCHASED OPTIONS (Cost $250,465,146)	250,050,000

Face
Amount

REPURCHASE AGREEMENT* — 7.8%
$29,411,404	With State Street Bank and Trust Co., dated 10/31/12, 0.01%, principal and interest in the amount of $29,411,412, due 11/1/12, (collateralized by a FHLMC security with a par value of $28,144,868, coupon rate of 4.000%, due 8/15/39, market value of $30,000,009)	29,411,404

	TOTAL REPURCHASE AGREEMENT (Cost $29,411,404)	29,411,404

TOTAL INVESTMENTS (Cost $286,742,393)[1]	76.5%	$286,939,294
OTHER ASSETS IN EXCESS OF LIABILITIES	23.5	88,235,313

NET ASSETS[2]	100.0%	$375,174,607

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $286,327,247.
[2]	Cash in the amount of $100,675,000 is pledged as collateral to secure the open written put options contracts.
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Name of Issuer,
Title of Issuer and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
S&P 500 Index
expires November 2012 exercise price $1,500 Barclays Capital PLC	2,500	$(125,000)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(547,427))		$(125,000)

PUTS:
S&P 500 Index
expires November 2012 exercise price $1,450 Barclays Capital PLC	2,330	(10,519,950)
S&P 500 Index
expires November 2012 exercise price $1,475 Barclays Capital PLC	250	(1,678,750)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(5,988,505))		$(12,198,700)

TOTAL WRITTEN OPTIONS (Premiums Received $(6,535,932))		$(12,323,700)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

SECTOR DIVERSIFICATION

On October 31, 2012, sector diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

SECTOR:
Purchased Options	66.7%	$250,050,000
Exchange-Traded Funds	2.0	7,477,890

TOTAL	68.7%	$257,527,890
REPURCHASE AGREEMENTS	7.8	29,411,404

TOTAL INVESTMENTS	76.5%	$286,939,294

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Shares		Value

EXCHANGE-TRADED FUNDS — 9.8%
28,800	iShares MSCI EAFE Index Fund	$1,542,816
16,000	Vanguard MSCI EAFE ETF	531,680

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,065,053)	2,074,496

Face
Amount

REPURCHASE AGREEMENT* — 3.4%
$702,599	With State Street Bank and Trust Co., dated 10/31/12, 0.01%, principal and interest in the amount of $702,599, due 11/1/12, (collateralized by a FHLMC security with a par value of $674,378, coupon rate of 4.000%, due 8/15/39, market value of $718,829)	702,599

	TOTAL REPURCHASE AGREEMENT (Cost $702,599)	702,599

TOTAL INVESTMENTS (Cost $2,767,652)[1]	13.2%	$2,777,095
OTHER ASSETS IN EXCESS OF LIABILITIES	86.8	18,337,498

NET ASSETS[2]	100.0%	$21,114,593

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $2,767,652.
[2]	Cash in the amount of $8,339,100 is pledged as collateral to secure the open written put options contracts.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Name of Issuer,
Title of Issuer and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund
expires November 2012 exercise price $55 Barclays Capital PLC	288	$(9,504)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(20,871))		$(9,504)

PUTS:
iShares MSCI EAFE Index Fund
expires November 2012 exercise price $55 Barclays Capital PLC	2,844	(494,856)
iShares MSCI EAFE Index Fund
expires November 2012 exercise price $56 Barclays Capital PLC	400	(100,787)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(611,675))		$(595,643)

TOTAL WRITTEN OPTIONS (Premiums Received $(632,546))		$(605,147)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

SECTOR DIVERSIFICATION

On October 31, 2012, sector diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

SECTOR:
Exchange-Traded Funds	9.8%	$2,074,496

TOTAL	9.8%	$2,074,496
REPURCHASE AGREEMENTS	3.4	702,599

TOTAL INVESTMENTS	13.2%	$2,777,095

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Shares		Value

COMMON STOCKS* — 98.8%

	United Kingdom — 26.4%
436,700	Aviva PLC	$2,335,456
447,727	Barclays PLC	1,643,731
83,719	BG Group PLC	1,550,289
163,998	BHP Billiton PLC	5,254,658
649,045	BP Amoco PLC	4,643,106
326,400	Britvic PLC	1,892,006
358,282	Centrica PLC	1,873,873
447,536	HSBC Holdings PLC	4,396,820
329,200	Premier Oil PLC[1]	1,863,081
229,202	Prudential PLC	3,138,385
81,780	Rio Tinto PLC	4,097,083
127,470	Royal Dutch Shell PLC	4,505,959
169,582	Smith & Nephew PLC	1,792,491
525,520	Wm Morrison Supermarkets PLC	2,271,946

		41,258,884

	Germany — 13.7%
20,227	Allianz AG	2,507,939
41,112	BASF SE	3,406,657
10,000	Bayer AG	870,883
108,398	Deutsche Lufthansa AG	1,656,495
23,977	GEA Group AG	748,663
34,352	Hannover Rueckversicherung AG	2,416,389
69,488	Metro AG	2,001,735
29,982	Siemens AG Reg.	3,013,294
149,166	Telefonica Deutschland Holding AG1	1,138,588
18,386	Volkswagen AG	3,584,183

		21,344,826

	Japan — 12.2%
357,300	Chuo Mitsui Trust Holdings, Inc.	1,083,134
48,800	Dena Co, Ltd.[2]	1,522,746
23,000	Ibiden Co., Ltd.	289,553
109,800	JSR Corp.[2]	1,881,578
77,200	Komatsu, Ltd.	1,616,916
112,100	Kuraray Co., Ltd.	1,301,725
81,300	Mitsubishi Corp.	1,451,240
210,000	Mitsubishi Electric Corp.	1,567,832
426,700	Mitsubishi UFJ Financial Group, Inc.	1,929,584
222,400	Nissan Motor Co., Ltd.	1,860,995

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

89,400	NKSJ Holdings, Inc.[2]	$1,629,425
61,900	Nomura Research Institute, Ltd.	1,314,299
413,000	Toshiba Corp.	1,531,354

		18,980,381

	France — 8.4%
53,764	BNP Paribas	2,704,520
15,634	Cap Gemini SA	657,162
12,042	Casino Guichard Perrachon	1,051,683
58,119	Compagnie de Saint-Gobain	2,048,247
93,029	GDF Suez	2,134,860
42,271	Sanofi-Aventis	3,715,826
41,772	Vivendi	854,643

		13,166,941

	Switzerland — 7.1%
125,910	Credit Suisse Group AG	2,918,927
16,395	Lonza Group AG1	831,105
34,664	Novartis AG	2,086,242
17,141	Roche Holding AG	3,296,417
7,981	Zurich Financial Services AG	1,966,756

		11,099,447

	Netherlands — 5.3%
344,841	ING Groep N.V., ADR[1]	3,046,516
97,615	Koninklijke Ahold N.V.	1,242,842
187,800	Koninklijke KPN N.V.	1,185,683
204,908	Reed Elsevier N.V.	2,752,855

		8,227,896

	Australia — 4.7%
593,450	Downer EDI, Ltd.[1]	2,211,550
85,373	Iluka Resources, Ltd.[2]	879,124
1,280,988	Mount Gibson Iron, Ltd.	937,459
62,580	National Australia Bank, Ltd.	1,675,348
351,014	Toll Holdings, Ltd.[2]	1,617,803

		7,321,284

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	South Korea — 4.2%
24,400	Kia Motors Corp.	$1,355,804
5,681	Lotte Shopping Co, Ltd.	1,758,058
21,903	POSCO, ADR	1,716,757
1,463	Samsung Electronics Co., Ltd	1,757,317

		6,587,936

	Norway — 3.1%
20,347	Seadrill, Ltd.	823,687
79,250	StatoilHydro ASA	1,958,558
42,300	Telenor ASA	831,710
35,464	TGS Nopec Geophysical Co. ASA	1,206,745

		4,820,700

	Brazil — 2.3%
142,950	Banco do Brasil SA, ADR	1,552,437
93,939	Petroleo Brasileiro SA, Sponsored ADR	1,992,446

		3,544,883

	Israel — 1.8%
70,700	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,857,694

	China — 1.8%
701,500	CNOOC, Ltd.	1,455,490
920,000	COSCO Pacific, Ltd.	1,348,533

		2,804,023

	Mexico — 1.4%
1,695,500	America Movil SAB de CV Series L2	2,150,776

	Sweden — 1.3%
23,135	Millicom International Cellular SA, ADR	1,998,576

	Singapore — 1.3%
442,000	SembCorp Industries, Ltd.	1,971,209

	Italy — 1.2%
2,040,652	Telecom Italia SPA	1,879,265

	Finland — 1.1%
163,154	UPM-Kymmene OYJ	1,746,758

	South Africa — 0.9%
81,126	MTN Group, Ltd.	1,462,778

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Thailand — 0.6%
171,000	Bangkok Bank PCL, ADR	$987,504

	TOTAL COMMON STOCKS (Cost $143,121,794)	154,211,761

Face
Amount

REPURCHASE AGREEMENT* — 1.7%
$2,615,850	With State Street Bank and Trust Co., dated 10/31/12, 0.01%, principal and interest in the amount of $2,615,851, due 11/1/12 (collateralized by a FHLMC security with a par value of $ 2,503,782 coupon rate of 4.000% due 8/15/39, market value of $2,668,817)	2,615,850

	TOTAL REPURCHASE AGREEMENT (Cost $2,615,850)	2,615,850

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.8%
5,882,434	State Street Navigator Securities Lending Prime Portfolio	5,882,434

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,882,434)	5,882,434

TOTAL INVESTMENTS (Cost $151,620,078)[3]	104.3%	$162,710,045
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.3)	(6,663,639)

NET ASSETS	100.0%	$156,046,406

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $155,004,254.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

INDUSTRY DIVERSIFICATION

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Oil, Gas & Consumable Fuels	11.5%	$17,968,929
Commercial Banks	10.2	15,973,078
Insurance	9.0	13,994,350
Metals & Mining	8.3	12,885,081
Pharmaceuticals	8.2	12,827,062
Automobiles	4.4	6,800,982
Chemicals	4.2	6,589,960
Food & Staples Retailing	4.2	6,568,206
Wireless Telecommunication Services	3.6	5,612,130
Diversified Telecommunication Services	3.2	5,035,246
Industrial Conglomerates	3.2	4,984,503
Multi-Utilities	2.6	4,008,733
Media	2.3	3,607,498
Electrical Equipment	2.1	3,325,149
Diversified Financial Services	2.0	3,046,516
Capital Markets	1.9	2,918,927
Machinery	1.5	2,365,579
Commercial Services & Supplies	1.4	2,211,550
Building Products	1.3	2,048,247
Energy Equipment & Services	1.3	2,030,432
IT Services	1.3	1,971,461
Beverages	1.2	1,892,006
Health Care Equipment & Supplies	1.1	1,792,491
Multi-line Retail	1.1	1,758,058
Paper & Forest Products	1.1	1,746,758
Airlines	1.1	1,656,495
Air Freight & Logistics	1.0	1,617,803
Computers & Peripherals	1.0	1,531,354
Internet Software & Services	1.0	1,522,746
Trading Companies & Distributors	0.9	1,451,240
Transportation Infrastructure	0.9	1,348,533
Life Sciences Tools & Services	0.5	831,105
Electronic Equipment, Instruments & Components	0.2	289,553

TOTAL COMMON STOCKS	98.8%	$154,211,761
REPURCHASE AGREEMENTS	1.7	2,615,850
INVESTMENTS OF SECURITY LENDING COLLATERAL	3.8	5,882,434

TOTAL INVESTMENTS	104.3%	$162,710,045

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Shares		Value

COMMON STOCKS* — 99.0%

	United Kingdom — 25.8%
124,086	Aviva PLC	$663,608
121,941	Barclays PLC	447,679
23,723	BG Group PLC	439,297
40,681	BHP Billiton PLC	1,303,459
177,109	BP Amoco PLC	1,266,994
81,051	Britvic PLC	469,819
133,574	Centrica PLC	698,614
124,036	HSBC Holdings PLC	1,218,592
88,888	Premier Oil PLC[1]	503,054
72,868	Prudential PLC	997,757
24,798	Rio Tinto PLC	1,242,351
38,437	Royal Dutch Shell PLC	1,358,716
48,689	Smith & Nephew PLC	514,646
132,702	Wm Morrison Supermarkets PLC	573,702

		11,698,288

	Germany — 15.3%
6,606	Allianz AG	819,076
12,009	BASF SE	995,100
10,738	Bayer AG	935,154
32,076	Deutsche Lufthansa AG	490,173
6,933	GEA Group AG	216,478
11,307	Hannover Rueckversicherung AG	795,357
19,498	Metro AG	561,677
7,821	Siemens AG Reg.	786,037
43,384	Telefonica Deutschland Holding AG1	331,151
5,187	Volkswagen AG	1,011,158

		6,941,361

	Japan — 13.7%
170,200	Chuo Mitsui Trust Holdings, Inc.	515,951
14,100	Dena Co, Ltd.	439,974
10,700	Ibiden Co., Ltd.	134,705
29,700	JSR Corp.[2]	508,952
24,000	Komatsu, Ltd.	502,668
24,000	Kuraray Co., Ltd.	278,692
32,800	Mitsubishi Corp.	585,494
60,000	Mitsubishi Electric Corp.	447,952
121,200	Mitsubishi UFJ Financial Group, Inc.	548,080
71,400	Nissan Motor Co., Ltd.	597,460
21,400	NKSJ Holdings, Inc.[2]	390,041

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

17,400	Nomura Research Institute, Ltd.	$369,448
3,000	Shimamura Co., Ltd.	312,664
163,000	Toshiba Corp.	604,384

		6,236,465

	France — 8.4%
14,478	BNP Paribas	728,295
5,379	Cap Gemini SA	226,102
5,270	Casino Guichard Perrachon	460,253
18,898	Compagnie de Saint-Gobain	666,009
18,781	GDF Suez	430,992
12,139	Sanofi-Aventis	1,067,077
11,601	Vivendi	237,353

		3,816,081

	Switzerland — 6.6%
34,175	Credit Suisse Group AG	792,267
4,944	Lonza Group AG1	250,624
8,700	Novartis AG	523,607
5,001	Roche Holding AG	961,751
1,922	Zurich Financial Services AG	473,638

		3,001,887

	Netherlands — 5.1%
97,993	ING Groep N.V., ADR[1]	865,725
36,619	Koninklijke Ahold N.V.	466,236
47,908	Koninklijke KPN N.V.	302,469
50,627	Reed Elsevier N.V.	680,153

		2,314,583

	South Korea — 4.3%
7,019	Kia Motors Corp.	390,016
1,691	Lotte Shopping Co, Ltd.	523,301
6,864	POSCO, ADR	538,000
418	Samsung Electronics Co., Ltd	502,091

		1,953,408

	Australia — 3.3%
65,745	Downer EDI, Ltd.[1]	245,005
24,892	Iluka Resources, Ltd.[2]	256,324

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)
	Australia — (Continued)

299,257	Mount Gibson Iron, Ltd.	$219,004
18,073	National Australia Bank, Ltd.	483,838
68,143	Toll Holdings, Ltd.[2]	314,067

		1,518,238

	Norway — 3.2%
8,336	Seadrill, Ltd.	337,458
18,700	StatoilHydro ASA	462,146
12,387	Telenor ASA	243,555
11,718	TGS Nopec Geophysical Co. ASA[2]	398,732

		1,441,891

	Brazil — 2.2%
37,770	Banco do Brasil SA, ADR	410,182
28,516	Petroleo Brasileiro SA, Sponsored ADR	604,825

		1,015,007

	Israel — 1.8%
19,863	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	802,863

	China — 1.6%
197,000	CNOOC, Ltd.	408,740
208,000	COSCO Pacific, Ltd.	304,886

		713,626

	Mexico — 1.5%
545,300	America Movil SAB de CV Series L2	691,724

	Singapore — 1.3%
135,990	SembCorp Industries, Ltd.	606,481

	Italy — 1.3%
618,011	Telecom Italia SPA	569,135

	Sweden — 1.2%
6,486	Millicom International Cellular SA, ADR	560,310

	Finland — 1.1%
45,743	UPM-Kymmene OYJ	489,733

	South Africa — 0.8%
21,148	MTN Group, Ltd.	381,318

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Thailand — 0.5%
40,400	Bangkok Bank PCL, ADR	$233,306

	TOTAL COMMON STOCKS (Cost $40,590,771)	44,985,705

Face
Amount

REPURCHASE AGREEMENT* — 1.4%
$630,165	With State Street Bank and Trust Co., dated 10/31/12, 0.01%, principal and interest in the amount of $630,165 due 11/1/12 (collateralized by a FHLMC security with a par value of $603,262 coupon rate of 4.000%, due 8/15/39, market value of $643,025)	630,165

	TOTAL REPURCHASE AGREEMENT (Cost $630,165)	630,165

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.2%
2,361,120	State Street Navigator Securities Lending Prime Portfolio	2,361,120

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,361,120)	2,361,120

TOTAL INVESTMENTS (Cost $43,582,056)[3]	105.6%	$47,976,990
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.6)	(2,551,942)

NET ASSETS	100.0%	$45,425,048

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $44,915,894.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

INDUSTRY DIVERSIFICATION

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Oil, Gas & Consumable Fuels	11.1%	$5,043,772
Commercial Banks	10.1	4,585,923
Pharmaceuticals	9.4	4,290,452
Insurance	9.1	4,139,477
Metals & Mining	7.8	3,559,138
Food & Staples Retailing	4.5	2,061,868
Automobiles	4.4	1,998,634
Chemicals	3.9	1,782,744
Wireless Telecommunication Services	3.6	1,633,352
Diversified Telecommunication Services	3.2	1,446,310
Industrial Conglomerates	3.1	1,392,518
Multi-Utilities	2.5	1,129,606
Electrical Equipment	2.1	950,043
Media	2.0	917,506
Diversified Financial Services	1.9	865,725
Capital Markets	1.7	792,267
Energy Equipment & Services	1.6	736,190
Machinery	1.6	719,146
Building Products	1.5	666,009
Computers & Peripherals	1.3	604,384
IT Services	1.3	595,550
Trading Companies & Distributors	1.3	585,494
Multi-line Retail	1.2	523,301
Health Care Equipment & Supplies	1.1	514,646
Airlines	1.1	490,173
Paper & Forest Products	1.1	489,733
Beverages	1.0	469,819
Internet Software & Services	1.0	439,974
Air Freight & Logistics	0.7	314,067
Specialty Retail	0.7	312,664
Transportation Infrastructure	0.7	304,886

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Life Sciences Tools & Services	0.6%	$250,624
Commercial Services & Supplies	0.5	245,005
Electronic Equipment, Instruments & Components	0.3	134,705

TOTAL COMMON STOCKS	99.0%	$44,985,705
REPURCHASE AGREEMENTS	1.4	630,165
INVESTMENTS OF SECURITY LENDING COLLATERAL	5.2	2,361,120

TOTAL INVESTMENTS	105.6%	$47,976,990

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Shares		Value

COMMON STOCKS* — 99.4%

	Japan — 26.7%
7,300	Airport Facilities Co, Ltd.	$33,651
1,900	Aisan Industry Co, Ltd.	14,447
2,500	Alpha Systems, Inc.	29,531
1,000	Aoyama Trading Co, Ltd.	19,754
1,000	ASKA Pharmaceutical Co, Ltd.	5,211
13,000	Atsugi Co, Ltd.	14,819
5,000	Bank of Nagoya, Ltd. (The)	17,099
9,000	Bank of Saga, Ltd. (The)	19,729
2,500	Chori Co, Ltd.	27,308
17,000	Chuetsu Pulp & Paper Co, Ltd.	28,962
200	Coca-Cola Central Japan Co, Ltd.	2,458
500	EDION Corp.	2,136
1,800	Ferrotec Corp.	7,080
10,000	Fuso Pharmaceutical Industries, Ltd.	32,319
3,500	Hakuto Co, Ltd.	31,874
2,000	Hanwa Co, Ltd.	6,990
52	Heiwa Real Estate, Inc. REIT	36,022
700	Heiwado Co, Ltd.	9,751
100	Hibiya Engineering, Ltd.	1,129
16,000	Higashi-Nippon Bank, Ltd. (The)	34,473
500	Hogy Medical Co, Ltd.	25,617
5,300	Inabata & Co, Ltd.	34,258
6,000	J-Oil Mills, Inc.	15,558
10,000	Jaccs Co, Ltd.	42,590
2,000	Japan Pulp & Paper Co, Ltd.	5,963
3,000	Japan Vilene Co, Ltd.	12,740
12,000	Juroku Bank, Ltd. (The)	38,933
700	Kaga Electronics Co, Ltd.	6,375
3,000	Kandenko Co, Ltd.	13,980
5,100	Kojima Co, Ltd.	17,824
12,000	Kurabo Industries, Ltd.	18,489
1,000	Kyodo Printing Co, Ltd.	2,242
6,000	Marudai Food Co, Ltd.	21,045
3,000	Maruzen Showa Unyu Co, Ltd.	8,756
14	MID, Inc. REIT	36,758
3,000	Mie Bank, Ltd. (The)	6,389
3,800	Mikuni Coca-Cola Bottling Co, Ltd.	31,560
1,800	Mimasu Semiconductor Industry Co, Ltd.	14,138
300	Mirait Holdings Corp.	2,431
14,000	Miyazaki Bank, Ltd. (The)	34,373
300	Nagase & Co, Ltd.	3,198
4,300	Namura Shipbuilding Co, Ltd.	12,820
2,500	NEC Capital Solutions, Ltd.	35,074
300	NEC Fielding, Ltd.	3,521

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

8,000	Nice Holdings, Inc.	$17,237
11,000	Nihon Yamamura Glass Co, Ltd.	22,874
4,000	Nippon Road Co, Ltd. (The)	14,781
14,000	Nippon Steel Trading Co, Ltd.	32,619
4,000	Nissin Corp.	9,921
2,000	Oita Bank, Ltd. (The)	6,714
4,100	Onoken Co, Ltd.	32,767
3,100	Otsuka Kagu, Ltd.	30,289
2,100	Paltac Corp.	30,725
3,400	Ryoyo Electro Corp.	33,987
3,500	S Foods, Inc.	32,663
10,000	Sakai Chemical Industry Co, Ltd.	26,932
7,000	Sanki Engineering Co, Ltd.	32,356
2,000	Sankyo-Tateyama Holdings, Inc.	4,334
2,400	Sanoh Industrial Co, Ltd.	14,160
10,000	Sanyo Shokai, Ltd.	29,438
6,000	Senko Co, Ltd.	24,277
3,200	Senshukai Co, Ltd.	20,163
500	Shinko Electric Industries Co, Ltd.	3,107
3,900	Shinko Shoji Co, Ltd.	33,758
1,900	Showa Corp.	17,565
14,000	Sumikin Bussan Corp.	34,198
19,000	Sumitomo Light Metal Industries, Ltd.	15,470
2,300	Takasago Thermal Engineering Co, Ltd.	18,093
2,700	Tenma Corp.	26,787
12,000	Toho Bank, Ltd. (The)	40,135
1,700	Tohokushinsha Film Corp.	11,925
4,000	Tokyo Energy & Systems, Inc.	17,437
3,000	Toppan Forms Co, Ltd.	28,260
14,000	Topy Industries, Ltd.	27,183
1,400	Torii Pharmaceutical Co, Ltd.	30,971
2,900	Touei Housing Corp.	30,842
10,000	Toyo Kohan Co, Ltd.	24,928
6,000	Toyo Tire & Rubber Co, Ltd.	14,581
5,000	TSI Holdings Co, Ltd.	30,502
12,000	Uchida Yoko Co, Ltd.	32,619
5,200	UNY Co, Ltd.	36,999
2,400	Vital KSK Holdings, Inc.	24,322
100	Yachiyo Bank, Ltd. (The)	1,785
7,000	Yodogawa Steel Works, Ltd.	22,535
3,300	Yokohama Reito Co, Ltd.	22,405
3,700	Yonekyu Corp.	30,034
1,000	Yurtec Corp.	3,345

		1,815,398

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	United Kingdom — 22.3%
436	African Barrick Gold PLC	$2,983
7,530	Amlin PLC	45,350
463	Anglo Pacific Group PLC	1,870
4,034	Barratt Developments PLC[1]	12,343
2,345	BBA Aviation PLC	7,644
12,050	Beazley PLC	34,049
441	Bellway PLC	7,195
2,193	Cape PLC	9,520
4,092	Carillion PLC	20,325
6,003	Catlin Group, Ltd.	45,647
8,466	Chesnara PLC	25,582
11,076	Circle Oil PLC[1]	3,262
137	Close Brothers Group PLC	1,870
1,809	Computacenter PLC	10,714
2,398	Cookson Group PLC	22,541
7,268	CSR PLC	41,391
26,748	Debenhams PLC	51,668
2,919	Drax Group PLC	26,450
11,146	DS Smith PLC	38,384
761	easyJet PLC	7,675
995	Electrocomponents PLC	3,420
7,497	EnQuest PLC[1]	14,022
10,382	Ferrexpo PLC	34,999
13,341	FirstGroup PLC	41,013
3,129	Galliford Try PLC	37,290
27,372	Greencore Group PLC	40,196
1,887	Greene King PLC	18,088
2,956	Hargreaves Services PLC	34,584
22,686	Henderson Group PLC	42,833
567	Hikma Pharmaceuticals PLC	6,766
2,880	Hill & Smith Holdings PLC	17,289
1,305	Hiscox, Ltd.	10,117
23,615	Home Retail Group PLC	43,482
2,542	Hunting PLC	30,705
6,572	Inchcape PLC	42,634
8,893	Intermediate Capital Group PLC	43,800
5,648	Interserve PLC	35,546
2,498	John Wood Group PLC	34,245
4,279	Keller Group PLC	41,880
13,840	Ladbrokes PLC	40,023
9,817	Laird PLC	33,300
29,369	Lookers PLC	36,020
16,411	Marston’s PLC	32,469
7,680	McBride PLC	16,979

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

26,609	Mecom Group PLC	$33,386
562	Millennium & Copthorne Hotels PLC	4,557
2,476	Mondi PLC	27,250
3,289	Morgan Sindall Group PLC	35,110
9,961	National Express Group PLC	27,359
12,748	Pace PLC	38,264
922	Persimmon PLC	11,829
147,928	Petroceltic International PLC[1]	16,448
1,980	Petropavlovsk PLC	12,886
4,512	Phoenix Group Holdings	35,991
5,176	Playtech, Ltd.	35,382
97	Provident Financial PLC	2,148
1,948	St Ives PLC	3,222
6,099	Stobart Group, Ltd.	10,561
2,168	Synergy Health PLC	32,502
2,816	TalkTalk Telecom Group PLC	8,634
15,803	Taylor Wimpey PLC	15,582
8,726	Thomas Cook Group PLC[1]	2,887
1,607	Tullett Prebon PLC	7,085
753	William Hill PLC	4,107
2,435	Yule Catto & Co. PLC	5,776

		1,519,129

	Australia — 8.5%
4,527	Abacus Property Group REIT	9,774
3,096	Adelaide Brighton, Ltd.	10,188
43,912	Aditya Birla Minerals, Ltd.	20,968
519	Ansell, Ltd.	8,405
84,770	APN News & Media, Ltd.	32,558
4,249	Ardent Leisure Group REIT	6,241
30,202	Arrium, Ltd.	24,611
127,632	Aspen Group REIT	22,523
1,305	Ausenco, Ltd.	4,281
8,283	Australand Property Group REIT	25,966
5,488	Bank of Queensland, Ltd.	43,182
30,971	Beach Energy, Ltd.	44,366
16,525	BlueScope Steel, Ltd.[1]	8,148
374	Boart Longyear, Ltd.	567
48,589	CSG, Ltd.	24,462
896	CSR, Ltd.	1,628
4,723	Downer EDI, Ltd.[1]	17,601
28,777	Emeco Holdings, Ltd.	20,761
841	Envestra, Ltd.	790
134,769	Grange Resources, Ltd.	34,974

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)
	Australia — (Continued)

427	GUD Holdings, Ltd.	$3,719
10,482	Hills Holdings, Ltd.	8,269
8,346	Miclyn Express Offshore, Ltd.	19,233
4,242	Molopo Energy, Ltd.[1]	2,422
19,305	Mount Gibson Iron, Ltd.	14,128
1,814	NRW Holdings, Ltd.	3,860
4,682	Nufarm Ltd.	27,946
4,724	Pacific Brands, Ltd.	3,040
2,045	Primary Health Care, Ltd.	8,258
10,395	Programmed Maintenance Services, Ltd.	22,336
17,332	Seven West Media, Ltd.	21,860
2,285	Sigma Pharmaceuticals, Ltd.	1,601
22,873	Spark Infrastructure Group[2]	40,126
3,268	STW Communications Group, Ltd.	3,426
8,716	Tassal Group, Ltd.	13,119
1,309	Transfield Services, Ltd.	2,161
1,640	UGL, Ltd.	18,182

		575,680

	Germany — 5.6%
951	Asian Bamboo AG	7,330
306	Aurubis AG	19,347
368	Bauer AG	7,958
155	Bilfinger Berger SE	15,166
2,528	Freenet AG	41,794
506	GAGFAH SA1	5,752
220	Gerresheimer AG	10,916
1,233	Grammer AG	23,972
549	Indus Holding AG	13,823
4,547	Jenoptik AG	43,047
73	Kloeckner & Co. SE1	661
1,656	Kontron AG	7,785
1,012	Leoni AG	33,717
5,245	MLP AG	33,679
794	Rheinmetall AG	37,888
650	Sixt AG	12,090
1,428	Stada Arzneimittel AG	43,219
1,783	Wacker Neuson SE	24,289

		382,433

	France — 4.2%
5,774	Acanthe Developpement SA REIT	2,994
144	APERAM	2,086
400	Boiron SA	12,806

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)
	France — (Continued)

1,883	Cegid Group	$36,341
2,014	Cie des Alpes	35,998
375	Ciments Francais SA	22,820
1,625	Credit Agricole Nord de France	24,664
1,218	Eiffage SA	41,844
75	Euler Hermes SA	5,170
352	Havas SA	1,779
1,779	Jacquet Metal Service	17,356
23	Nexans SA	979
607	Nexity SA	18,701
542	Plastic Omnium SA	14,992
1,223	Rallye SA	37,268
273	Valeo SA	11,995

		287,793

	Switzerland — 3.8%
298	Acino Holding AG	36,542
710	BKW SA	27,369
3,610	Clariant AG	38,647
3	Georg Fischer AG	1,052
92	Helvetia Holding AG	32,254
949	Implenia AG	40,200
900	Schweizerische National-Versicherungs-Gesellschaft AG	36,336
3	Siegfried Holding AG	373
214	Valora Holding AG	40,764
81	Vontobel Holding AG	2,257

		255,794

	Hong Kong — 3.2%
75,000	City Telecom HK, Ltd.	17,226
490,000	CSI Properties, Ltd.	20,232
22,500	Dickson Concepts International, Ltd.	11,613
134,000	Emperor International Holdings	32,160
36,000	Glorious Sun Enterprises, Ltd.	9,940
271,000	Pacific Andes International Holdings, Ltd.	15,211
40,000	Prosperity International Holdings HK, Ltd.[1,3]	2,039
30,000	Regal Hotels International Holdings, Ltd.	13,200
22,000	SOCAM Development, Ltd.	22,653
166,000	Truly International Holdings	25,275
308,000	Victory City International Holdings, Ltd.	32,588
56,000	VST Holdings, Ltd.	9,827
44,000	Win Hanverky Holdings, Ltd.	4,428

		216,392

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Sweden — 3.1%
1,747	Bilia AB	$22,388
4,148	Billerud AB	39,554
4,014	Duni AB	36,310
343	Fabege AB	3,408
4,563	Haldex AB	19,881
7,277	Klovern AB	28,196
3,176	Nolato AB	36,869
825	Saab AB	15,672
6,109	TradeDoubler AB	10,776

		213,054

	Singapore — 3.0%
32,000	AIMS AMP Capital Industrial REIT	39,088
62,000	Cambridge Industrial Trust REIT	33,801
84,000	China XLX Fertiliser, Ltd.	20,315
67,000	Chip Eng Seng Corp, Ltd.	25,541
20,000	Mapletree Logistics Trust REIT	18,200
2,000	Metro Holdings, Ltd.	1,295
9,000	STX OSV Holdings, Ltd.	11,289
6,000	Suntec Real Estate Investment Trust REIT	7,895
7,000	United Engineers, Ltd.	14,174
1,000	Venture Corp, Ltd.	6,271
2,000	Wheelock Properties Singapore, Ltd.	2,968
19,000	Yanlord Land Group, Ltd.[1]	19,626

		200,463

	Norway — 2.9%
2,855	Atea ASA	30,421
609	Copeinca ASA	4,721
572	Fred Olsen Energy ASA	26,838
2,915	Kvaerner ASA	7,388
2,999	Petroleum Geo-Services ASA	51,708
19,418	Pronova BioPharma AS	38,487
5,780	SpareBank 1 SMN	37,409
427	Storebrand ASA[1]	2,153

		199,125

	Italy — 2.6%
12,888	Banca Popolare di Milano Scarl[1]	7,095
18,300	Beni Stabili SPA REIT	10,287
2,373	Danieli & C Officine Meccaniche SPA	36,909
216	Delclima[1]	185
10,883	Immobiliare Grande Distribuzione REIT	11,243

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)
	Italy — (Continued)

50,251	IMMSI SPA	$25,076
1,050	Indesit Co. SPA	6,495
11,254	Italcementi SPA	28,736
1,645	Lottomatica SPA	35,287
6,380	Sogefi SPA	15,298

		176,611

	Finland — 2.0%
4,508	HKScan OYJ	19,691
13,817	Oriola-KD OYJ	37,430
2,570	Outokumpu OYJ[1]	2,175
4,123	Sanoma OYJ	40,080
1,328	Tieto OYJ	25,475
434	YIT OYJ	8,534

		133,385

	Netherlands — 1.8%
904	BE Semiconductor Industries N.V.	6,093
712	Heijmans N.V.	6,029
3,161	Nieuwe Steen Investments N.V. REIT	27,315
10,981	TNT N.V.[1]	43,297
859	Vastned Retail N.V.	39,793

		122,527

	Denmark — 1.5%
1,391	Alm Brand AS1	3,456
649	Dfds AS	31,461
672	East Asiatic Co, Ltd. AS	12,961
88	Jyske Bank AS1	2,684
1,266	Pandora AS	20,105
1,468	Schouw & Co.	33,541

		104,208

	Belgium — 1.4%
438	Arseus N.V.	8,204
1,067	Cie Maritime Belge SA	19,085
99	Cofinimmo REIT	11,259
2,551	Exmar N.V.	18,979
142	N.V. Bekaert SA	3,876
5,132	Recticel SA	33,991

		95,394

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Israel — 1.3%
4,847	Alony Hetz Properties & Investments, Ltd.	$24,337
6,464	Clal Industries and Investments, Ltd.	22,719
587	Gilat Satellite Networks, Ltd.[1]	2,623
1,755	Industrial Buildings Corp.[1]	2,329
2,016	Israel Land Development Co, Ltd. (The)	7,672
1,127	Norstar Holdings, Inc.	24,666
43	Paz Oil Co, Ltd.	5,651

		89,997

	Ireland — 1.3%
6,549	Aer Lingus Group PLC	8,743
1,340	C&C Group PLC	6,416
536	FBD Holdings PLC	6,704
21,155	Governor & Co. of the Bank of Ireland (The)[1]	2,495
307	Smurfit Kappa Group PLC	3,383
59,294	Total Produce PLC	37,274
5,914	United Drug PLC	21,569

		86,584

	Spain — 1.3%
574	Bolsas y Mercados Espanoles SA	12,372
6,880	CaixaBank	26,039
355	Corp. Financiera Alba	13,413
141	Ebro Foods SA	2,590
1,268	Pescanova SA	23,502
724	Sacyr Vallehermoso SA1	1,438
115	Tecnicas Reunidas SA	5,648

		85,002

	Greece — 1.1%
3,669	Eurobank Properties Real Estate Investment Co. REIT	22,874
1,181	Hellenic Petroleum SA	9,246
2,313	Metka SA	21,016
2,807	Motor Oil Hellas Corinth Refineries SA	24,413

		77,549

	New Zealand — 0.8%
25,754	Air New Zealand, Ltd.	26,263
20,109	New Zealand Oil & Gas, Ltd.	14,305
6,721	Nuplex Industries, Ltd.	16,693

		57,261

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)

	Portugal — 0.6%
17,175	Mota-Engil SGPS SA	$29,051
4,960	Sonaecom — SGPS SA	9,001

		38,052

	Austria — 0.4%
112	Austria Technologie & Systemtechnik AG	983
1,916	EVN AG	27,094
35	Strabag SE	879

		28,956

	TOTAL COMMON STOCKS (Cost $6,605,623)	6,760,787

PREFERRED STOCKS — 0.1%

	Germany — 0.1%
15	Draegerwerk AG & Co. KGaA, 0.26%	1,467
37	Jungheinrich AG, 2.88%	1,223

		2,690

	Italy — 0.0%
70	Unipol Gruppo Finanziario SPA, 0.00%	113

	United Kingdom — 0.0%
230,400	McBride PLC, 0.00%	372

	TOTAL PREFERRED STOCKS (Cost $4,741)	3,175

MUTUAL FUNDS — 0.0%

	Australia — 0.0%
197	Australian Infrastructure Fund	607
494	Challenger Infrastructure Fund[3]	595

		1,202

	TOTAL MUTUAL FUNDS (Cost $1,005)	1,202

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.3%
$18,818	With State Street Bank and Trust Co., dated 10/31/12, 0.01%, principal and interest in the amount of $18,818, due 11/1/12, (collateralized by a FHLMC security with a par value of $19,618 coupon rate of 4.000% due 8/15/39, market value of $20,911)	$18,818

	TOTAL REPURCHASE AGREEMENT (Cost $18,818)	18,818

TOTAL INVESTMENTS (Cost $6,630,187)[4]	99.8%	$6,783,982
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	15,523

NET ASSETS	100.0%	$6,799,505

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[3]	Security is fair valued by management.
[4]	Aggregate cost for federal tax purposes was $6,668,848.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

INDUSTRY DIVERSIFICATION

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Construction & Engineering	7.3%	$495,967
Real Estate Investment Trusts	5.2	355,792
Commercial Banks	5.0	343,198
Metals & Mining	4.2	284,710
Insurance	4.2	282,922
Trading Companies & Distributors	3.8	259,425
Electronic Equipment, Instruments & Components	3.4	228,117
Pharmaceuticals	3.0	206,321
Food Products	3.0	205,958
Real Estate Management & Development	2.9	197,325
Chemicals	2.9	197,087
Hotels, Restaurants & Leisure	2.8	192,857
Oil, Gas & Consumable Fuels	2.8	189,568
Specialty Retail	2.7	180,788
Food & Staples Retailing	2.6	176,360
Energy Equipment & Services	2.6	175,765
Textiles, Apparel & Luxury Goods	2.5	173,049
Auto Components	2.4	160,727
Media	2.3	155,908
Household Durables	2.1	143,201
Health Care Providers & Services	2.0	133,886
Capital Markets	1.9	131,524
Machinery	1.9	128,479
Distributors	1.8	120,944
Commercial Services & Supplies	1.7	114,739
Road & Rail	1.7	113,495
Software	1.5	101,254
Industrial Conglomerates	1.4	98,599
Paper & Forest Products	1.4	95,766
IT Services	1.4	94,593
Electric Utilities	1.4	94,589
Semiconductors & Semiconductor Equipment	1.2	79,594
Communications Equipment	1.1	77,756
Containers & Packaging	0.9	64,641
Internet & Catalog Retail	0.9	63,645
Construction Materials	0.9	61,744
Air Freight & Logistics	0.8	53,858
Multi-line Retail	0.8	52,963
Wireless Telecommunication Services	0.7	50,795
Marine	0.7	50,546

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Consumer Finance	0.7%	$44,738
Airlines	0.6	42,681
Beverages	0.6	40,434
Health Care Equipment & Supplies	0.5	35,489
Building Products	0.4	30,696
Independent Power Producers & Energy Traders	0.4	26,450
Diversified Telecommunication Services	0.4	25,860
Diversified Financial Services	0.4	25,785
Automobiles	0.4	25,076
Transportation Infrastructure	0.3	18,172
Household Products	0.3	17,351
Aerospace & Defense	0.2	15,672
Life Sciences Tools & Services	0.2	11,289
Internet Software & Services	0.2	10,776
Electrical Equipment	0.1	4,855
Gas Utilities	0.0	790
Multi-Utilities	0.0	595

TOTAL COMMON STOCKS, PREFERRED STOCKS AND MUTUAL FUNDS	99.5%	$6,765,164
REPURCHASE AGREEMENTS	0.3	18,818

TOTAL INVESTMENTS	99.8%	$6,783,982

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Shares		Value

COMMON STOCKS* — 92.0%

	China — 17.3%
261,000	361 Degrees International, Ltd.	$75,100
44,000	Agile Property Holdings, Ltd.	50,075
453,000	Agricultural Bank of China, Ltd.	195,812
34,898	Asian Citrus Holdings, Ltd.	19,922
1,185,000	Bank of China, Ltd.	487,758
210,000	Bank of Communications Co, Ltd.	150,386
124,000	Baoye Group Co., Ltd.	63,360
206,000	Beijing Capital Land, Ltd.	61,667
158,000	Central China Real Estate, Ltd.	38,327
14,000	Chaoda Modern Agriculture Holdings, Ltd.[1,2,3]	—
143,000	Chaowei Power Holdings, Ltd.	77,681
882,000	China Citic Bank Corp, Ltd.	450,671
165,000	China Communications Construction Co., Ltd.	155,205
1,000,000	China Construction Bank Corp.	754,834
840,000	China Green Holdings Ltd[1]	185,341
503,500	China Hongqiao Group, Ltd.	233,233
364,000	China Lumena New Materials Corp.	74,209
17,500	China Merchants Bank Co, Ltd.	32,697
492,000	China Minsheng Banking Corp, Ltd.	448,193
54,500	China Mobile, Ltd.	604,067
12,000	China Oriental Group Co., Ltd.[1]	2,601
5,600	China Petroleum & Chemical Corp., ADR	589,176
94,500	China Railway Construction Corp, Ltd.	94,256
270,000	China SCE Property Holdings, Ltd.	62,361
256,000	China South City Holdings, Ltd.	40,629
396,000	China Vanadium Titano — Magnetite Mining Co., Ltd.	76,134
4,100	China Yuchai International, Ltd.	56,826
157,000	Chongqing Rural Commercial Bank	73,941
172,000	CNOOC, Ltd.	356,870
210,000	Datang International Power Generation Co, Ltd.	74,787
434,000	Evergrande Real Estate Group, Ltd.	189,839
576,000	Fantasia Holdings Group Co, Ltd.	57,228
3,000	GCL-Poly Energy Holdings, Ltd. — Class P	534
57,200	Guangzhou R&F Properties Co, Ltd.	70,337
53,000	Hainan Meilan International Airport Co, Ltd.	33,099
80,000	Harbin Electric Co, Ltd.	66,167
30,000	Hilong Holding, Ltd.	8,206
1,400	Huaneng Power International, Inc., Sponsored ADR	44,576
894,000	Industrial & Commercial Bank of China	591,766
106,000	Leoch International Technology, Ltd.	16,686
142,000	MIE Holdings Corp.	39,027
378,000	Peak Sport Products Co, Ltd.	72,185
12,000	Shimao Property Holdings, Ltd.	22,916
140,000	Sunac China Holdings, Ltd.	74,245

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)
	China — (Continued)

288,000	Tiangong International Co, Ltd.	$69,491
102,000	Tianneng Power International, Ltd.	68,965
105,000	Winsway Coking Coal Holding, Ltd.	16,935
143,000	Xinhua Winshare Publishing and Media Co, Ltd.	76,758
15,600	Zoomlion Heavy Industry Science and Technology Co, Ltd.	21,015

		7,126,094

	South Korea — 14.7%
2,010	BS Financial Group, Inc.	22,761
5,060	Daeduck Electronics Co.	42,824
10,610	Daekyo Co, Ltd.	58,566
340	Daou Technology, Inc.	4,832
5,990	Dongbu Insurance Co, Ltd.	271,599
2,875	Doosan Corp.	332,157
409	E1 Corp.	23,289
3,609	Eugene Technology Co, Ltd.	45,336
9,090	Hana Financial Group, Inc.	264,632
431	Hankook Tire Co, Ltd.[1]	18,179
98	Hankook Tire Worldwide Co, Ltd.	1,267
1,800	Hansae Co, Ltd.	24,014
35,060	Hansol Paper Co.	294,471
7,170	Hyundai Hy Communications & Networks Co, Ltd.[1]	34,187
7,900	Hyundai Marine & Fire Insurance Co, Ltd.	255,341
191	Hyundai Motor Co.	39,317
1,100	Industrial Bank of Korea	12,103
1,319	KCC Corp.	370,084
6,890	Kia Motors Corp.	382,848
12,750	Kolon Global Corp.	36,709
31,490	Korea Exchange Bank[1]	218,288
2,600	KT Corp., Sponsored ADR	44,070
3,100	LG Display Co., Ltd., ADR[1]	46,004
3,160	LG Uplus Corp.	20,196
1,289	OCI Co., Ltd.	182,015
750	Ottogi Corp.	162,984
4,703	Partron Co, Ltd.	71,800
4,500	S&T Dynamics Co, Ltd.	45,182
661	Samchully Co, Ltd.	58,972
1,450	Samsung Electronics Co., Ltd	1,741,702
2,460	Samsung Heavy Industries Co, Ltd.	75,226
2,003	Samyang Holdings Corp.	131,317
231	SeAH Steel Corp.	19,931
914	Sindoh Co., Ltd.	55,480
933	SK Gas Co, Ltd.	67,584

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)
	South Korea — (Continued)

1,677	SK Holdings Co., Ltd.	$233,728
503	SK Innovation Co., Ltd.	74,025
7,450	Woongjin Thinkbig Co, Ltd.	43,514
22,470	Woori Finance Holdings Co., Ltd.	212,214
500	Woori Finance Holdings Co., Ltd., ADR	14,115

		6,052,863

	Taiwan — 11.2%
31,000	Ability Enterprise Co, Ltd.	27,909
50,000	Accton Technology Corp.	24,818
39,000	Alpha Networks, Inc.	24,832
74,000	AmTRAN Technology Co, Ltd.	62,569
40,399	Ardentec Corp.	25,100
9,000	Asia Plastic Recycling Holding, Ltd.	26,927
30,660	Asustek Computer, Inc.	328,509
126,000	Cathay Real Estate Development Co, Ltd.	58,013
168,000	Chailease Holding Co, Ltd.	299,050
200	Cheng Loong Corp.	80
35	Chicony Electronics Co, Ltd.	77
339	Chimei Materials Technology Corp.	326
25,000	Chin-Poon Industrial Co.	27,172
283,000	China Bills Finance Corp.	101,236
490	China Development Financial Holding Corp.[1]	110
221,000	China Synthetic Rubber Corp.	236,414
5,702	Chinatrust Financial Holding Co, Ltd.	3,143
22,000	Chipbond Technology Corp.	37,279
17,090	Chong Hong Construction Co.	39,138
147,000	Continental Holdings Corp.	52,837
8,000	Cyberlink Corp.	28,892
87,000	Elitegroup Computer Systems Co, Ltd.	23,557
38,000	Farglory Land Development Co, Ltd.	63,870
30,000	Gigabyte Technology Co, Ltd.	24,750
8,000	Global Mixed Mode Technology, Inc.	25,797
60,000	Grand Pacific Petrochemical	30,911
84,000	Great Taipei Gas Co, Ltd.	54,778
19,941	Great Wall Enterprise Co., Ltd.	17,065
39,000	Greatek Electronics, Inc.	29,705
25,300	Hon Hai Precision Industry Co, Ltd.	76,820
20	Huaku Development Co., Ltd.	41
42,000	Hung Poo Real Estate Development Corp.	38,675
66,000	Hung Sheng Construction Co, Ltd.	35,697
54,000	Kindom Construction Co.	34,660
8,000	King Slide Works Co, Ltd.	44,912
57,000	King Yuan Electronics Co, Ltd.	31,024

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

42,000	King’s Town Bank[1]	$28,755
176,000	Lien Hwa Industrial Corp.	110,254
29,144	LITE-ON IT Corp.	24,443
244,165	Lite-On Technology Corp.	310,926
35,000	Long Bon International Co, Ltd.[1]	22,884
17,000	Makalot Industrial Co, Ltd.	51,327
54,000	Micro-Star International Co, Ltd.	24,401
187,700	Powertech Technology, Inc.	291,710
11,330	Radiant Opto-Electronics Corp.	47,124
11,000	Realtek Semiconductor Corp.	20,710
19,000	Sercomm Corp.	25,561
32,000	Shihlin Electric & Engineering Corp.	38,011
33,000	Shin Kong Financial Holding Co, Ltd.[1]	8,551
9,000	Shin Zu Shing Co, Ltd.	31,117
54,400	Siliconware Precision Industries Co., Sponsored ADR	261,120
24,240	Silitech Technology Corp.	36,096
117,320	SinoPac Financial Holdings Co, Ltd.	45,382
47,800	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	760,020
1,295	TPK Holding Co, Ltd.	16,269
13,000	Transcend Information, Inc.	32,709
110	TSRC Corp.	224
18,000	TXC Corp.	31,302
66,000	Vanguard International Semiconductor Corp.	42,814
352,431	Wistron Corp.	338,406
2,520	Yieh Phui Enterprise Co, Ltd.	702
100,964	Yieh United Steel Corp.[1]	31,279
141,075	Yuen Foong Yu Paper Manufacturing Co., Ltd.	57,468

		4,626,258

	Brazil — 9.2%
1,300	Banco Bradesco SA, ADR	20,358
47,800	Banco do Brasil SA	509,995
500	Camargo Correa Des Imob SA1,2,3	1,359
3,000	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	252,030
400	Cia de Saneamento de Minas Gerais-COPASA	9,442
12,900	Cia Energetica de Minas Gerais, Sponsored ADR	154,671
980	Cielo SA	24,246
16,600	Cosan, Ltd. — Class A	272,406
13,500	Direcional Engenharia SA	80,825
5,200	Eternit SA	21,506
12,200	Fertilizantes Heringer SA1	66,735
17,300	Helbor Empreendimentos SA	97,528

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)
	Brazil — (Continued)

25,200	JBS SA1	$81,517
4,200	M Dias Branco SA	141,031
49,300	Oi SA	233,022
56	Oi SA, ADR — FSE	261
33,300	Petroleo Brasileiro SA, ADR	683,649
26,000	Petroleo Brasileiro SA, Sponsored ADR	551,460
14,300	Santos Brasil Participacoes SA	205,588
300	Sao Martinho SA	3,749
16,000	Telefonica Brasil, ADR	352,320
36,000	Tereos Internacional SA	48,566

		3,812,264

	Russia — 8.6%
4,733	Acron JSC	192,395
143,900	Aeroflot — Russian Airlines OJSC	183,101
41,470	Gazprom Neft JSC	202,289
98,000	Gazprom OAO, ADR	895,720
710,000	IDGC Holding JSC[1]	41,989
2,200,000	Interregional Distribution Grid Co. Centre JSC	41,734
420,000	Interregional Distribution Network Co. Center and Privolzhya OJSC	2,142
12,100	Lukoil OAO, ADR	728,420
3,032,000	Moscow Integrated Electricity Distribution Co.	117,642
2,000,000	Mosenergo OAO	88,080
4,630,000	Mosenergosbyt JSC	71,580
33,000	Nizhnekamskneftekhim OAO	30,509
57,900	Protek	48,937
1,366	Raspadskaya[1]	2,686
222,390	Sberbank of Russia	650,815
650	Severstal OAO	7,956
110	Slavneft-Megionneftegaz[1]	1,617
150,400	Surgutneftegas OJSC	130,570
20,530	Tatneft	129,259
96	TMK OAO, GDR[1]	1,424

		3,568,865

	South Africa — 6.2%
3,693	ABSA Group, Ltd.	59,288
71,813	African Bank Investments, Ltd.	242,837
33,027	Barloworld, Ltd.	267,586
18,207	Blue Label Telecoms, Ltd.	14,153
14,819	Brait SE1	58,280
37,342	Clover Industries, Ltd.	60,294
60,360	Eqstra Holdings, Ltd.	44,692

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)
	South Africa — (Continued)

37,878	FirstRand, Ltd.	$125,726
300	Gold Fields, Ltd., Sponsored ADR	3,753
3,708	Hudaco Industries, Ltd.	45,973
13,957	Imperial Holdings, Ltd.	317,076
10,901	JD Group Ltd/South Africa	58,210
26,522	Liberty Holdings, Ltd.	307,626
18,899	MTN Group, Ltd.	340,767
2,401	Nedbank Group, Ltd.	49,567
3,351	Omnia Holdings, Ltd.	49,604
3,709	Palabora Mining Co, Ltd.	36,163
30,627	Raubex Group, Ltd.	58,282
48,071	RMI Holdings	125,352
3,900	Sasol, Ltd., Sponsored ADR	165,399
36,509	Super Group Ltd/South Africa[1]	65,265
8,448	Trencor, Ltd.	53,588

		2,549,481

	Poland — 5.5%
3,628	Bank Millennium SA1	4,807
2,132	BRE Bank SA1	201,137
1,097	Budimex SA	18,606
39,829	Getin Holding SA1	28,693
8,855	Jastrzebska Spolka Weglowa SA	240,745
9,888	KGHM Polska Miedz SA	498,016
61,200	PGE SA	331,624
13,574	Powszechna Kasa Oszczednosci Bank Polski SA	151,741
3,976	Powszechny Zaklad Ubezpieczen SA	464,519
2,285	Synthos SA	3,793
227,506	Tauron Polska Energia SA	314,254

		2,257,935

	Turkey — 5.1%
23,427	Alarko Holding AS	54,369
115,086	Albaraka Turk Katilim Bankasi AS1	91,170
8,198	Dogus Otomotiv Servis ve Ticaret AS	30,460
15,874	Ford Otomotiv Sanayi AS	162,947
6,594	Gubre Fabrikalari TAS[1]	46,167
78,341	Is Yatirim Menkul Degerler AS	76,046
81,115	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS — Class D	59,733
23,305	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	46,675
17,195	Koza Altin Isletmeleri AS	374,117
16,297	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	59,824

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)
	Turkey — (Continued)

10,861	Pinar SUT Mamulleri Sanayii AS	$88,766
21,942	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,318
54,382	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT	38,227
41,664	Tofas Turk Otomobil Fabrikasi AS	232,435
27,535	Torunlar Gayrimenkul Yatirim Ortakligi AS	43,626
208,341	Turk Ekonomi Bankasi AS1	203,401
1,341	Turk Telekomunikasyon AS	5,237
2,900	Turkcell Iletisim Hizmetleri AS, ADR[1]	44,051
43,670	Turkiye Halk Bankasi AS	384,929
35,676	Turkiye Sinai Kalkinma Bankasi AS	41,000
5,913	Turkiye Vakiflar Bankasi Tao	13,921

		2,123,419

	India — 3.3%
1,041	Axis Bank, Ltd., GDR	23,152
1,500	Infosys Technologies, Ltd., Sponsored ADR	65,130
4,069	State Bank of India, GDR	335,285
57,400	Sterlite Industries India, Ltd., ADR	429,926
19,800	Tata Motors, Ltd., ADR	478,170
4,848	Tata Steel, Ltd., GDR	35,245
2,300	Wipro, Ltd., ADR	17,756

		1,384,664

	Malaysia — 2.6%
45,100	Affin Holdings BHD	50,193
33,400	APM Automotive Holdings BHD	53,510
138,900	Guan Chong BHD	86,641
87,980	HAP Seng Consolidated BHD	47,081
14,900	Hong Leong Industries BHD	22,991
150	Jaya Tiasa Holdings BHD	113
101,700	JCY International BHD	25,041
19,100	Kossan Rubber Industries	19,125
77,200	Mah Sing Group BHD	57,026
63,100	Malaysia Building Society	48,682
58,000	Mudajaya Group Bhd	50,840
94,000	Padiberas Nasional BHD	101,530
80,500	Padini Holdings BHD	54,178
144,300	Starhill Real Estate Investment Trust	51,637
16,900	Tasek Corp. BHD	76,566
88,700	TDM BHD	103,085

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)
	Malaysia — (Continued)

39,200	Tenaga Nasional BHD	$89,442
79,600	Tradewinds Plantation BHD	111,848
12,700	UMW Holdings BHD	41,611

		1,091,140

	Hong Kong — 2.3%
70,000	Bosideng International Holdings, Ltd.	22,309
312,000	BYD Electronic International Co, Ltd.	66,425
452,000	China Aoyuan Property Group, Ltd.	62,405
346,000	CP Pokphand Co, Ltd.	41,073
38,000	Greentown China Holdings, Ltd.	46,875
38,000	Huabao International Holdings, Ltd.	18,926
162,000	Ju Teng International Holdings, Ltd.	64,800
96,500	KWG Property Holding, Ltd.	57,402
657,000	Real Nutriceutical Group, Ltd.	234,823
258,000	Shenzhen Investment, Ltd.	68,910
91,000	Sunny Optical Technology Group Co, Ltd.	53,543
126,000	TCL Multimedia Technology Holdings, Ltd. — Class M	70,072
190,000	Wasion Group Holdings, Ltd.	69,625
364,000	Xiwang Special Steel Co, Ltd.	61,058

		938,246

	Thailand — 1.9%
84,000	Asian Property Development PCL	23,843
3,400	Bangchak Petroleum PCL	2,912
13,800	Bangkok Expressway PCL	12,494
53,400	Delta Electronics Thailand PCL	50,961
166,400	Khon Kaen Sugar Industry PCL — Class C	73,292
60,475	Krung Thai Bank PCL	35,713
32,400	PTT Exploration & Production PCL	175,478
10,011	PTT Global Chemical PCL — Class F	19,924
19,900	PTT PCL	206,466
71,200	Samart Corp. PCL — Class F	26,018
240,000	Thai Beverage PCL	85,588
31,700	Thai Vegetable Oil PCL — Class F	25,443
39,600	Thanachart Capital PCL	47,804

		785,936

	Egypt — 1.5%
4,317	Alexandria Mineral Oils Co.	55,088
24,573	Commercial International Bank Egypt SAE	152,765
7,933	Delta Sugar Co.	18,948

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

COMMON STOCKS* — (Continued)
	Egypt — (Continued)

3,770	Eastern Tobacco	$57,359
1,620	Glaxo Smith Kline[1]	3,141
106,375	Orascom Telecom Holding SAE, GDR[1]	319,657

		606,958

	Hungary — 1.1%
23,878	OTP Bank PLC	453,220

	Czech Republic — 1.0%
10,454	CEZ AS	385,429
90	Komercni Banka AS	18,367

		403,796

	Mexico — 0.4%
7,000	America Movil SAB de CV Series L, Sponsored ADR	177,030

	Colombia — 0.1%
500	Ecopetrol SA, Sponsored ADR	29,605

	TOTAL COMMON STOCKS (Cost $35,876,805)	37,987,774

PREFERRED STOCKS — 7.6%

	Brazil — 5.0%
15,300	AES Tiete SA, 12.39%	173,787
16,621	Banco ABC Brasil SA, 4.07%	94,437
11,200	Banco Daycoval SA, 9.06%	58,397
4,400	Banco do Estado do Rio Grande do Sul, 5.69%	34,770
3,600	Banco Indusval SA, 2.50%	11,947
12,870	Banco Pine SA, 8.00%	89,980
17,200	Bradespar SA, 6.22%	254,056
100	Centrais Eletricas de Santa Catarina SA, 8.44%	1,464
400	Cia de Saneamento do Parana, 3.54%	1,733
7,100	Cia de Transmissao de Energia Electrica Paulista, 10.71%	113,786
11,000	Cia Energetica de Sao Paulo, 8.54%	98,840
2,600	Itau Unibanco Holding SA, ADR, 4.09%	37,908
2,310	Itausa — Investimentos Itau SA, 3.50%	10,122
36,000	Jereissati Participacoes SA, 6.77%	30,487
37,600	Metalurgica Gerdau SA, 2.27%	421,347
8,600	Parana Banco SA, 6.81%	57,332
31,100	Vale SA, ADR, 6.33%	553,269

		2,043,662

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Shares		Value

PREFERRED STOCKS — (Continued)

	Russia — 1.6%
141	AK Transneft OAO, 1.22%	$282,535
637,000	Surgutneftegas OJSC, 10.49%	394,036

		676,571

	South Korea — 1.0%
544	Samsung Electronics Co, Ltd., 0.70%	395,056

	TOTAL PREFERRED STOCKS (Cost $3,136,732)	3,115,289

WARRANTS — 0.0%

	Malaysia — 0.0%
333	Coastal Contracts BHD, (Expires 07/18/16)[1]	36
780	HAP Seng Consolidated BHD, (Expires 08/09/16)[1]	100

		136

	TOTAL WARRANTS (Cost $—)	136

Face
Amount

REPURCHASE AGREEMENT* — 0.4%
$178,591	With State Street Bank and Trust Co., dated 10/31/12, 0.01%, principal and interest in the amount of $178,591 due 11/1/12 (collateralized by a FHLMC security with a par value of $171,660 coupon rate of 4.000%, due 8/15/39, market value of $182,975)	178,591

	TOTAL REPURCHASE AGREEMENT (Cost $178,591)	178,591

TOTAL INVESTMENTS (Cost $39,192,128)[4]	100.0%	$41,281,790
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(9,813)

NET ASSETS	100.0%	$41,271,977

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

* Percentages indicated are based on net assets.
[1] Non income-producing security.
[2] Illiquid security.
[3] Security is fair valued by management.
[4] Aggregate cost for federal tax purposes was $39,204,113.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
FSE — Frankfurt Stock Exchange
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

INDUSTRY DIVERSIFICATION

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Commercial Banks	19.2%	$7,929,775
Oil, Gas & Consumable Fuels	13.8	5,706,097
Metals & Mining	8.4	3,452,955
Semiconductors & Semiconductor Equipment	5.0	2,069,029
Electrical Equipment	4.6	1,898,662
Food Products	4.6	1,885,072
Electric Utilities	4.3	1,753,837
Wireless Telecommunication Services	3.6	1,485,572
Insurance	3.5	1,455,872
Real Estate Management & Development	3.1	1,286,025
Computers & Peripherals	2.8	1,162,679
Chemicals	2.6	1,080,516
Automobiles	2.0	817,547
Machinery	1.8	742,547
Diversified Financial Services	1.6	668,880
Diversified Telecommunication Services	1.6	655,106
Industrial Conglomerates	1.5	620,254
Construction & Engineering	1.3	530,095
Electronic Equipment, Instruments & Components	1.3	523,921
Distributors	1.0	424,294
Independent Power Producers & Energy Traders	1.0	391,990
Building Products	0.9	370,084
Trading Companies & Distributors	0.9	359,459
Paper & Forest Products	0.9	352,052
Auto Components	0.7	305,919
Water and Sewer	0.6	263,205
Transportation Infrastructure	0.6	251,181
Household Durables	0.6	248,425
Textiles, Apparel & Luxury Goods	0.6	244,935
Capital Markets	0.6	235,562
Personal Products	0.6	234,823
Airlines	0.5	183,101
Specialty Retail	0.4	177,653
Communications Equipment	0.4	141,636
Gas Utilities	0.3	137,039
Media	0.3	136,267
Real Estate Investment Trusts	0.3	133,490
IT Services	0.3	107,132
Construction Materials	0.2	98,072
Beverages	0.2	85,588

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

On October 31, 2012, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Office Electronics	0.2%	$83,389
Health Care Providers & Services	0.2	75,255
Tobacco	0.1	57,359
Marine	0.1	53,588
Leisure Equipment & Products	0.1	53,543
Thrifts & Mortgage Finance	0.1	48,682
Aerospace & Defense	0.1	45,182
Software	0.1	28,892
Health Care Equipment & Supplies	0.1	19,125
Commercial Services & Supplies	0.0	14,153
Energy Equipment & Services	0.0	9,630
Internet Software & Services	0.0	4,832
Pharmaceuticals	0.0	3,141
Containers & Packaging	0.0	80

TOTAL COMMON STOCKS, PREFERRED STOCKS AND WARRANTS	99.6%	$41,103,199
REPURCHASE AGREEMENTS	0.4	178,591

TOTAL INVESTMENTS	100.0%	$41,281,790

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of seventeen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the International Secured Options Portfolio, the International Portfolio, the Philadelphia International Fund, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The International Secured Options Portfolio commenced operations on September 28, 2012.

Currently, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each have registered two classes of shares: Class I and Class IV. The Philadelphia International Small Cap Fund Class IV commenced operations on May 31, 2011, and the Philadelphia International Emerging Markets Fund Class IV commenced operations on June 30, 2011. As of the date hereof, Class I shares have not been issued.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds, for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value

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Notes to Financial Statements — (Continued)

hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the last bid price for purchased options and the last ask price for written options and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such treasury securities are typically categorized as Level 1 in the fair value hierarchy and such other fixed income securities are typically characterized as Level 2. If there is no such reported sale, the latest quoted bid price is used and are typically categorized as Level 2. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio, the Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. Philadelphia International Advisors LP reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service. Securities using these valuation adjustments are generally categorized as Level 2.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, and International Secured Options Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at October 31, 2012. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at October 31, 2012.

As of the year ended October 31, 2012, $166,306,471, $51,575,338, $1,530,861 and $722,061 in the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund respectively transferred from Level 2 to 1 due to substantially all foreign equity securities were no longer fair valued using valuations provided by an independant valuation service. A security in the Philadelphia International Emerging Markets Fund with a value of $1,771 trasferred from Level 3 to Level 1 due to no longer being fair valued. Transfers into and out of a level are recognized as of the actual date of the event or change in circumstances that caused the transfer.

The following is a summary of the inputs used as of October 31, 2012 in valuing the assets and liabilities of the Core Fixed Income Portfolio, International

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Notes to Financial Statements — (Continued)

Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Mortgage Corporation	$22,522,236	$—	$—	$22,522,236
Federal National Mortgage Association	5,939,365	—	—	5,939,365

Total Agency Notes	28,461,601	—	—	28,461,601

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	54,444,382	—	54,444,382
Federal National Mortgage Association	—	153,395,935	—	153,395,935
Government National Mortgage Association	—	12,217,001	—	12,217,001

Total Mortgage-Backed Securities	—	220,057,318	—	220,057,318

Corporate Notes	—	147,770,840	—	147,770,840
US Treasury Notes/Bonds	54,863,085	—	—	54,863,085
Municipal Bonds	—	8,601,473	—	8,601,473
Repurchase Agreements	—	17,360,047	—	17,360,047
Investment of Security Lending Collateral	6,064,480	—	—	6,064,480

Total Investments	89,389,166	393,789,678	—	483,178,844

Total	$89,389,166	$393,789,678	$—	$483,178,844

International Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$41,258,884	$—	$—	$41,258,884
Germany	21,344,826	—	—	21,344,826
Japan	18,980,381	—	—	18,980,381

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Notes to Financial Statements — (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
France	$13,166,941	$—	$—	$13,166,941
Switzerland	11,099,447	—	—	11,099,447
Netherlands	8,227,896	—	—	8,227,896
Australia	7,321,284	—	—	7,321,284
South Korea	6,587,936	—	—	6,587,936
Norway	4,820,700	—	—	4,820,700
Brazil	3,544,883	—	—	3,544,883
Israel	2,857,694	—	—	2,857,694
China	2,804,023	—	—	2,804,023
Mexico	2,150,776	—	—	2,150,776
Sweden	1,998,576	—	—	1,998,576
Singapore	1,971,209	—	—	1,971,209
Italy	1,879,265	—	—	1,879,265
Finland	1,746,758	—	—	1,746,758
South Africa	1,462,778	—	—	1,462,778
Thailand	987,504	—	—	987,504

Total Common Stocks	154,211,761	—	—	154,211,761

Repurchase Agreements	—	2,615,850	—	2,615,850
Investment of Security Lending Collateral	5,882,434	—	—	5,882,434

Total Investments	160,094,195	2,615,850	—	162,710,045

Total	$160,094,195	$2,615,850	$—	$162,710,045

Philadelphia International Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$11,698,288	$—	$—	$11,698,288
Germany	6,941,361	—	—	6,941,361
Japan	6,236,465	—	—	6,236,465
France	3,816,081	—	—	3,816,081
Switzerland	3,001,887	—	—	3,001,887
Netherlands	2,314,583	—	—	2,314,583
South Korea	1,953,408	—	—	1,953,408
Australia	1,518,238	—	—	1,518,238

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Norway	$1,441,891	$—	$—	$1,441,891
Brazil	1,015,007	—	—	1,015,007
Israel	802,863	—	—	802,863
China	713,626	—	—	713,626
Mexico	691,724	—	—	691,724
Singapore	606,481	—	—	606,481
Italy	569,135	—	—	569,135
Sweden	560,310	—	—	560,310
Finland	489,733	—	—	489,733
South Africa	381,318	—	—	381,318
Thailand	233,306	—	—	233,306

Total Common Stocks	44,985,705	—	—	44,985,705

Repurchase Agreements	—	630,165	—	630,165
Investment of Security Lending Collateral	2,361,120	—	—	2,361,120

Total Investments	47,346,825	630,165	—	47,976,990

Total	$47,346,825	$630,165	$—	$47,976,990

Philadelphia International Small Cap Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$1,815,398	$—	$—	$1,815,398
United Kingdom	1,519,129	—	—	1,519,129
Australia	575,680	—	—	575,680
Germany	382,433	—	—	382,433
France	287,793	—	—	287,793
Switzerland	255,794	—	—	255,794
Hong Kong	214,353	—	2,039	216,392
Sweden	213,054	—	—	213,054
Singapore	200,463	—	—	200,463
Norway	199,125	—	—	199,125
Italy	176,611	—	—	176,611
Finland	133,385	—	—	133,385
Netherlands	122,527	—	—	122,527

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Denmark	$104,208	$—	$—	$104,208
Belgium	95,394	—	—	95,394
Israel	89,997	—	—	89,997
Ireland	86,584	—	—	86,584
Spain	85,002	—	—	85,002
Greece	77,549	—	—	77,549
New Zealand	57,261	—	—	57,261
Portugal	38,052	—	—	38,052
Austria	28,956	—	—	28,956

Total Common Stocks	6,758,748	—	2,039	6,760,787

Preferred Stocks
Germany	2,690	—	—	2,690
Italy	113	—	—	113
United Kingdom	—	372	—	372

Total Preferred Stocks	2,803	372	—	3,175

Mutual Funds
Australia	607	—	595	1,202

Total Mutual Funds	607	—	595	1,202

Repurchase Agreements	—	18,818	—	18,818

Total Investments	6,762,158	19,190	2,634	6,783,982

Total	$6,762,158	$19,190	$2,634	$6,783,982

Philadelphia International Emerging Markets Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
China	$7,126,094	$—	$0	$7,126,094
South Korea	6,052,863	—	—	6,052,863
Taiwan	4,626,258	—	—	4,626,258
Brazil	3,810,905	—	1,359	3,812,264
Russia	1,625,564	1,943,301	—	3,568,865
South Africa	2,549,481	—	—	2,549,481
Poland	2,257,935	—	—	2,257,935

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Turkey	$2,123,419	$—	$—	$2,123,419
India	1,384,664	—	—	1,384,664
Malaysia	1,091,140	—	—	1,091,140
Hong Kong	938,246	—	—	938,246
Thailand	785,936	—	—	785,936
Egypt	606,958	—	—	606,958
Hungary	453,220	—	—	453,220
Czech Republic	403,796	—	—	403,796
Mexico	177,030	—	—	177,030
Colombia	29,605	—	—	29,605

Total Common Stocks	36,043,114	1,943,301	1,359	37,987,774

Preferred Stocks
Brazil	2,043,662	—	—	2,043,662
Russia	282,535	394,036	—	676,571
South Korea	395,056	—	—	395,056

Total Preferred Stocks	2,721,253	394,036	—	3,115,289

Warrants
Malaysia	136	—	—	136

Total Warrants	136	—	—	136

Repurchase Agreements	—	178,591	—	178,591

Total Investments	38,764,503	2,515,928	1,359	41,281,790

Total	$38,764,503	$2,515,928	$1,359	$41,281,790

The following tables include roll-forwards of the amounts for the year ended October 31, 2012 for long-term investments classified within Level 3.

International Portfolio

								Net
								Change in
								Unrealized
								Gain
								(Loss) from
				Change in				Investments
	Balance as of	Accrued	Realized	Unrealized			Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			October 31,	October 31,
Securities	2011	(Premiums)	(Loss)	(Loss)	Purchases	Sales	2012	2012
COMMON STOCK
United Kingdom	$35,493	$0	$0	$(188)	$0	$(35,305)	$0	$0

Total	$35,493	$0	$0	$(188)	$0	$(35,305)	$0	$0

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Notes to Financial Statements — (Continued)

Philadelphia International Fund

								Net
								Change in
								Unrealized
								Gain
								(Loss) from
				Change in				Investments
	Balance as of	Accrued	Realized	Unrealized			Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			October 31,	October 31,
Securities	2011	(Premiums)	(Loss)	(Loss)	Purchases	Sales	2012	2012
COMMON STOCK
United Kingdom	$10,824	$0	$(58)	$0	$0	$(10,766)	$0	$0

Total	$10,824	$0	$(58)	$0	$0	$(10,766)	$0	$0

Philadelphia International Small Cap Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
				Change in					Investments
	Balance as of	Accrued	Realized	Unrealized				Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			Transfers out of	October 31,	October 31,
Securities	2011	(Premiums)	(Loss)	(Loss)	Purchases	Sales	Level 3	2012	2012
COMMON STOCK
Hong Kong	$0	$0	$(1,009)	$95	$9,717	$(6,764)	$0	$2,039	$95
MUTUAL FUNDS
Australia	$0	$0	$104	$49	$3,145	$(2,703)	$0	$595	$49

Total	$0	$0	$(905)	$144	$12,862	$(9,467)	$0	$2,634	$144

Philadelphia International Emerging Markets Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
				Change in					Investments
	Balance as of	Accrued	Realized	Unrealized				Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			Transfers out of	October 31,	October 31,
Securities	2011	(Premiums)	(Loss)	(Loss)	Purchases	Sales	Level 3	2012	2012
COMMON STOCK
Brazil	$0	$0	$0	$2	$1,357	$0	$0	$1,359	$2
China	$0	$0	$0	$0	$0	$0	$0	$0	$(6,073)
South Korea	$1,771	$0	$0	$0	$0	$0	$(1,771)	$0	$0

Total	$1,771	$0	$0	$2	$1,357	$0	$(1,771)	$1,359	$(6,071)

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio, International Secured

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Notes to Financial Statements — (Continued)

Options Portfolio, Philadelphia International Emerging Markets Fund and Philadelphia Inernational Small Cap Fund are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities the Portfolio owns or expects to own. The Secured Options Portfolio and International Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund did not enter into any options transactions during the year ended October 31, 2012. During the year ended October 31, 2012, the Secured Options Portfolio wrote and purchased put and call options and International Secured Options Portfolio wrote put and call options in an attempt to achieve their respective investment objective and strategies.

Written options are recorded in the Portfolio’s Statement of Assets and Liabilities as a liability to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. Cash collateral held by the Fund’s custodian and pledged to secure open written put option contracts are included in “Cash collateral on deposit at broker” in the Statement of Assets and Liabilities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction of cost. Realized gains and losses on purchased options, if any, are included with net realized gains and losses on investment transactions in the Portfolio’s Statement of Operations.

Information regarding transactions in written option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the year ended October 31, 2012 are included in Note 2.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statement of Operations, net of expenses retained by State Street as compensation for its services

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

as lending agent. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of October 31, 2012, 91.99% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of October 31, 2012, the cash collateral received by the Government Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio and Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statement of Operations are fees charged by the lender for releasing the cash proceeds to the Total Market Portfolio. The Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of October 31, 2012, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $8,338,235 and $13,029,372 respectively, to State Street, as collateral for short sales. These amounts are included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. In addition, State Street has a perfected security interest in each Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”). Pursuant to orders issued by the SEC to certain ETFs, the Portfolios may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash Portfolio and Tax-Exempt Cash Portfolio are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Philadelphia International Emerging

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Markets Fund and Philadelphia International Small Cap Fund are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of the Portfolios. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as shareholder servicing fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

Purchase Premiums and Redemption Fees: The Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund may charge purchase premiums and redemption fees on subscriptions or redemptions, respectively. Currently, the Philadelphia International Small Cap Fund assesses purchase premiums and redemption fees of 0.50%; and the Philadelphia International Emerging Markets Fund assesses purchase premiums and redemption fees of 0.80%. A Portfolio may add, modify or discontinue any purchase premium or redemption fee at any time without notice. The purchase premium and redemption fee are paid by the purchasing or redeeming shareholder to and retained by the Portfolio to help offset estimated portfolio transaction costs and other related costs incurred by the Portfolio as a result of a purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are retained by the Portfolios and included in proceeds from shares sold or deducted from cost of shares redeemed. For accounts held through Philadelphia International Advisors, LP (“PIA”), if PIA determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day by a different investor, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. PIA may also consider known cash flows out of or into the Portfolio when placing orders for purchases or redemptions of Portfolio shares by these accounts. PIA may also waive all or a portion of the purchase premium and/or redemption fee imposed by the Portfolio when PIA deems it equitable to do so.

It is likely that the purchase premium or redemption fee will not be waived or reduced for purchases and redemptions executed through certain approved brokers and other institutions (collectively “Institutions”) that transmit orders for purchases or redemptions to the Fund. Consequently, accounts held through PIA will tend to benefit more from waivers or reductions of the purchase premium

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

and redemption fee than shareholder accounts held through Institutions. Institutions will be asked to assess the purchase premium and redemption fee on their client accounts and remit these fees to the Portfolio. The application of the purchase premium and redemption fee may vary among Institutions and certain Institutions may be unable to assess these fees. There are no assurances that the Institutions will properly assess the purchase premium or redemption fee.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each of the Portfolios’ federal tax returns filed in the 3-year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service.

On October 31, 2012, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains through the indicated expiration dates as follows:

	Expiring October 31,
					Unlimited	Unlimited
Portfolio	2015	2016	2017	2018	(Short Term)	(Long Term)
Government Cash Portfolio	$—	$—	$—	$—	$7,424	$—
Tax-Exempt Cash Portfolio	—	—	—	800	—	—
U.S. Emerging Growth Portfolio	—	—	4,091,566	—	—	—
Large Cap 100 Portfolio	—	—	9,953,970	—	—	—
Large Cap Growth Portfolio	—	—	2,898,789	—	—	—
Long/Short Portfolio	3,120,723	404,939	5,227,189	—	—	—
Total Market Portfolio	—	—	9,623,733	—	—	—
International Portfolio	—	—	75,711,243	—	2,184,362	—
Philadelphia International Fund	—	—	85,635,585	—	655,926	197,000
Philadelphia International Small Cap Fund	—	—	—	—	230,018	66,362

During the year ended October 31, 2012, as permitted under federal income tax regulations, the Long/Short Portfolio elected to defer $112,384 of late year ordinary losses.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards:

Strategic Equity Portfolio	$3,926,212
Small Cap Equity Portfolio	$3,355,951
Large Cap Value Portfolio	$4,537,770
U.S. Emerging Growth Portfolio	$248,463
Large Cap 100 Portfolio	$6,063,951
Large Cap Growth Portfolio	$2,927,178
Long/Short Portfolio	$118,704
Total Market Portfolio	$2,434,331
Philadelphia International Emerging Markets Fund	$60,503

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. In general, the provisions of the Act are effective for the Fund’s fiscal year ended October 31, 2012. However, the Act was effective with respect to the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund upon commencement of investment operations in 2011. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

As of October 31, 2012, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Government Cash Portfolio	$—	$479	$—	$(6,495)
Tax-Exempt Cash Portfolio	1,226	—	—	426
Core Fixed Income Portfolio	—	1,129,230	1,130,051	31,888,658
Strategic Equity Portfolio	—	63,541	1,637,747	41,859,058
Small Cap Equity Portfolio	—	74,704	3,902,878	42,156,756
Large Cap Value Portfolio	—	651,657	3,113,601	9,631,686
U.S. Emerging Growth Portfolio	—	—	—	(1,349,905)
Large Cap 100 Portfolio	—	51,272	—	10,178,817

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Large Cap Growth Portfolio	$—	$—	$—	$7,918,726
Long/Short Portfolio	—	—	—	(6,987,331)
Total Market Portfolio	—	—	—	(2,310,229)
Secured Options Portfolio	—	14,655,714	26,171,035	41,438,797
International Secured Options Portfolio	—	30,102	55,586	95,130
International Portfolio	—	—	—	(70,206,782)
Philadelphia International Fund	—	—	—	(83,430,768)
Philadelphia International Small Cap Fund	—	43,207	—	(138,560)
Philadelphia International Emerging Markets Fund	—	433,487	—	2,503,963

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation), Late Year Ordinary Loss Deferral, and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

For the year ended October 31, 2012, Government Cash Portfolio’s, Tax-Exempt Cash Portfolio’s and Core Fixed Income Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

The tax character of distributions paid during the year ended October 31, 2012, was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income*	Gains	Capital
Government Cash Portfolio	$—	$12,451	$—	$—
Tax-Exempt Cash Portfolio	1,534	—	—	—
Core Fixed Income Portfolio	—	12,177,225	6,423,074	—
Strategic Equity Portfolio	—	1,480,681	—	—
Small Cap Equity Portfolio	—	1,432,726	—	—
Large Cap Value Portfolio	—	1,089,435	—	—
U.S. Emerging Growth Portfolio	—	50,445	—	—
Large Cap 100 Portfolio	—	1,343,458	—	—
Large Cap Growth Portfolio	—	421,456	—	—
Total Market Portfolio	—	197,516	—	—

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income*	Gains	Capital
Secured Options Portfolio	$—	$2,696,521	$6,610,827	$—
International Portfolio	—	4,875,733	—	92,753
Philadelphia International Fund	—	1,426,221	—	19,893
Philadelphia International Small Cap Fund	—	112,000	—	—
Philadelphia International Emerging Markets Fund	—	159,465	—	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

For the year ended October 31, 2012, permanent differences between financial and tax reporting, related primarily to paydowns, REITs, foreign currency gain/(loss), distribution reallocations, net operating losses, nontaxable dividends received from investments, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of the Portfolio’s net assets as follows:

	Accumulated Net	Net Realized	Paid-In
Portfolio	Investment Income	Gain (Loss)	Capital
Core Fixed Income Portfolio	$1,352,926	$(1,352,926)	$—
Strategic Equity Portfolio	(103,260)	104,361	(1,101)
Small Cap Equity Portfolio	15,560	—	(15,560)
U.S. Emerging Growth Portfolio	10,077	—	(10,077)
Large Cap Growth Portfolio	(3,602)	11,747	(8,145)
Long/Short Portfolio	17,443	273	(17,716)
Total Market Portfolio	30,667	3,840	(34,507)
Secured Options Portfolio	2,772,711	(2,772,711)	—
International Secured Options Portfolio	6,995	(6,995)	—
International Portfolio	(231,189)	323,942	(92,753)
Philadelphia International Fund	(52,645)	72,538	(19,893)
Philadelphia International Small Cap Fund	(10,366)	10,366	—
Philadelphia International Emerging Markets Fund	(86,078)	86,078	—

As of October 31, 2012, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$29,740,356	$110,979	$29,629,377
Strategic Equity Portfolio	42,312,937	2,155,167	40,157,770
Small Cap Equity Portfolio	47,732,216	9,553,042	38,179,174
Large Cap Value Portfolio	7,186,159	1,319,731	5,866,428

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Portfolio	Appreciation	Depreciation	Net
U.S. Emerging Growth Portfolio	$3,757,115	$1,015,454	$2,741,661
Large Cap 100 Portfolio	22,059,096	1,977,581	20,081,515
Large Cap Growth Portfolio	12,406,964	1,589,449	10,817,515
Long/Short Portfolio	2,638,739	760,835	1,877,904
Total Market Portfolio	8,986,536	1,673,032	7,313,504
Secured Options Portfolio	7,719,716	7,107,669	612,047
International Secured Options Portfolio	10,143	700	9,443
International Portfolio	17,740,322	10,034,531	7,705,791
Philadelphia International Fund	5,122,731	2,061,635	3,061,096
Philadelphia International Small Cap Fund	504,033	388,899	115,134
Philadelphia International Emerging Markets Fund	3,390,346	1,312,669	2,077,677

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Financial Instruments and Hedging Activities

Transactions in written option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the year ended October 31, 2012, are as follows:

Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2011	3,175	$6,523,597
Options written	62,989	109,250,194
Options terminated in closing purchase transactions	(17,929)	(63,643,871)
Options expired	(43,155)	(45,593,988)

Options outstanding at October 31, 2012	5,080	$6,535,932

International Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2011	0	$0
Options written	4,469	747,354
Options terminated in closing purchase transactions	(649)	(108,669)
Options expired	(288)	(6,139)

Options outstanding at October 31, 2012	3,532	$632,546

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Disclosures about Derivative Instruments and Hedging Activities: The Portfolios follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about the Portfolios’ use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At October 31, 2012 and during the period then ended, the Secured Options Portfolio and the International Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Asset Derivatives

	Equity
	Contracts
	Risk	Total
Options Purchased[1]	$250,050,000	$250,050,000

Total Value	$250,050,000	$250,050,000

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written[2]	$(12,323,700)	$(12,323,700)

Total Value	$(12,323,700)	$(12,323,700)

Realized Gain (Loss)

	Equity
	Contracts
	Risk	Total
Options Purchased[3]	$(782,825)	$(782,825)
Options Written[4]	51,872,790	51,872,790

Total Realized Gain (Loss)	$51,089,965	$51,089,965

Change In Appreciation (Depreciation)

	Equity
	Contracts
	Risk	Total
Options Purchased[5]	$(411,601)	$(411,601)
Options Written[6]	(7,052,990)	(7,052,990)

Total Change in Appreciation (Depreciation)	$(7,464,591)	$(7,464,591)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Number of Contracts, Notional Amounts or Shares/Units7

	Equity
	Contracts
	Risk	Total
Options Purchased	358,333	358,333
Options Written	(436,250)	(436,250)

International Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written[2]	$(605,147)	$(605,147)

Total Value	$(605,147)	$(605,147)

Realized Gain (Loss)

	Equity
	Contracts
	Risk	Total
Options Purchased[3]		$—
Options Written[4]	$65,243	65,243

Total Realized Gain (Loss)	$65,243	$65,243

Change In Appreciation (Depreciation)

	Equity
	Contracts
	Risk	Total
Options Purchased[5]	$—	$—
Options Written[6]	27,399	27,399

Total Change in Appreciation (Depreciation)	$27,399	$27,399

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Number of Contracts, Notional Amounts or Shares/Units7

	Equity
	Contracts
	Risk	Total
Options Purchased	—	—
Options Written	(1,859)	(1,859)

Additional disclosure about the Secured Options Portfolio’s and International Secured Options Portfolio’s use of options is provided above under the heading ‘Options Transactions‘.
[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on Investment transactions.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on Options written.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Investments.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Options written.
[7]	Amounts disclosed represents average number of contracts, notional amounts, or shares/unites outstanding for the months that the Portfolio held such derivatives during the period ended October 31, 2012.

3.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Strategic Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio and International Secured Options Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

The Government Cash Portfolio and Tax-Exempt Cash Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees (“Client Fees”) charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the client’s assets under management. Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in those Portfolios that pay a management fee to the Advisor when calculating Client Fees. The Small Cap Equity Portfolio, Strategic Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Secured Options Portfolio and International

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Secured Options Portfolio each pay the Advisor management fees at the annual rate of 0.55% of such Portfolio’s average daily net assets. The Advisor has contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the International Secured Options Portfolio’s annual total operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least October 31, 2013 which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the International Secured Options Portfolio will be notified if these waivers/reimbursements are discontinued after that date. The Core Fixed Income Portfolio and International Portfolio pay the Advisor management fees at the annual rate of 0.35% and 0.75%, respectively, of such Portfolio’s average daily net assets.

The Long/Short Portfolio and Total Market Portfolio pay the Advisor a management fee at the annual rate of 1.20% of such Portfolio’s average daily net assets. Since February 29, 2008, the Advisor has contractually agreed to waive a portion of its management fees so that after giving effect to such contractual waiver, the management fees for each of these Portfolios are 0.85%. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s daily average net assets, exceed 1.25% (excluding short-sale dividends, prime broker interest, brokerage commissions, taxes, interest and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2013, which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

Philadelphia International Advisors, LP (“PIA”), a limited partnership in which Glenmede Trust is a limited partner, serves as investment advisor to the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund. The Philadelphia International Fund pays a management fee to PIA at the annual rate of 0.75% of the Portfolio’s average daily net assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio’s total operating expenses do not exceed 1.00% of the Portfolio’s average daily net assets. Fees waived during the fiscal year ended October 31, 2012 are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. The Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund each pay PIA management fees at the annual rate of 0.65% and 0.60% respectively, of such Portfolio’s average daily net assets. PIA has contractually agreed to waive a portion of its management fees and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest, taxes and any other items as agreed by the Fund and PIA from time to time) to the extent the total annual operating expenses, as a percentage of average daily net assets, exceed 1.10% of Philadelphia International Small Cap Fund-Class IV average daily net assets, and 1.25% of Philadelphia International Emerging Markets Fund-Class IV average daily net assets. PIA has agreed to these waivers and/or reimbursements until at least February 28, 2013, which are included under the caption “Less expenses waived/reimbursed” in the Statements of Operation. Shareholders of

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

these Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

PIA also serves as investment sub-advisor to the International Portfolio. The Advisor has agreed to pay PIA a fee for its sub-investment services to the International Portfolio, calculated daily and payable monthly, at the annual rate of 0.26% of the Portfolio’s average daily net assets.

The Institutional Class of Small Cap Equity Portfolio pays Glenmede Trust a shareholder servicing fee at the annual rate of 0.05% of such Portfolio’s average daily net assets. The Government Cash Portfolio, Tax-Exempt Cash Portfolio and Core Fixed Income Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.10% of such Portfolio’s average daily net assets. Strategic Equity Portfolio, Large Cap Value Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio and International Secured Options Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.20% of such Portfolio’s average daily net assets. The International Portfolio, U.S. Emerging Growth Portfolio and the Advisor Class of Small Cap Equity Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.25% of such Portfolio’s average daily net assets. The Philadelphia International Fund is not subject to a shareholder servicing plan and, accordingly, pays no shareholder servicing fee. The Class IV shares of the Philadelphia International Emerging Markets Fund and the Class IV shares of the Philadelphia International Small Cap Fund each pay PIA a shareholder servicing fee at the annual rate of 0.02% of such Portfolio’s average daily net assets. The Advisor, Glenmede Trust and/or PIA may pay additional compensation out of their assets to selected institutions and other persons in connection with selling of shares and/or the servicing of Portfolio shareholders and other accounts managed by the Advisor, Glenmede Trust, or PIA.

Glenmede Trust has voluntarily agreed, on a temporary basis, to waive its shareholder servicing fee payable by the Government Cash Portfolio and Tax-Exempt Cash Portfolio and/or reimburse expenses to the extent necessary to prevent a negative yield. Glenmede Trust can terminate or modify this arrangement at any time. For the fiscal year ended October 31, 2012, Glenmede Trust waived $301,908 shareholder servicing fees it earned from the Government Cash Portfolio and $466,622 shareholder servicing fees it earned from the Tax-Exempt Cash Portfolio, and Glenmede Trust reimbursed $51,348 of expenses to the Tax-Exempt Cash Portfolio. The Fund will not pay Glenmede Trust at a later time for any amounts waived or reimbursed.

State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.

Foreside Compliance Services, LLC is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is Managing Director of Foreside Compliance Services, LLC.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor and PIA, with respect to the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, pay Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

Effective January 1, 2012, the Fund pays each Board member an annual fee of $45,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $2,000 for his services as Chairman of the Audit Committee. Prior to January 1, 2012, the annual fee was $39,000.

Expenses for the year ended October 31, 2012 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent directors. A partner of the law firm is Secretary of the Fund.

4.	Purchases and Sales of Securities

For the year ended October 31, 2012, cost of purchases and proceeds from sales of investment securities other than U.S. government securities, short-term securities and in-kind transactions were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$43,988,102	$86,799,562
Strategic Equity Portfolio	60,429,580	64,674,090
Small Cap Equity Portfolio	279,124,007	147,868,125
Large Cap Value Portfolio	154,077,686	175,267,898
U.S. Emerging Growth Portfolio	36,252,272	29,117,668
Large Cap 100 Portfolio	122,571,875	110,057,350
Large Cap Growth Portfolio	114,241,256	90,958,188
Long/Short Portfolio	30,106,750	30,850,184
Total Market Portfolio	94,746,992	95,063,719
Secured Options Portfolio	2,155,224,822	2,000,000,000
International Secured Options Portfolio	2,065,053	—
International Portfolio	89,224,448	196,986,774
Philadelphia International Fund	31,857,494	68,531,742
Philadelphia International Small Cap Fund	6,924,358	3,470,610
Philadelphia International Emerging Markets Fund	47,974,428	11,933,624

For the year ended October 31, 2012, cost of purchases and proceeds from sales of long-term U.S. government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$146,462,482	$4,247,614

5.	Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Year Ended	Year Ended
	10/31/12	10/31/11
Government Cash Portfolio:
Sold	$4,093,822,573	$4,891,684,699
Issued as reinvestment of dividends	65	516
Redeemed	(4,084,011,140)	(4,827,824,728)

Net increase	$9,811,498	$63,860,487

Tax-Exempt Cash Portfolio:
Sold	$2,539,298,216	$2,683,403,864
Redeemed	(2,445,432,852)	(2,648,725,936)

Net increase	$93,865,364	$34,677,928

	Year Ended		Year Ended
	10/31/12		10/31/11
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	12,729,510	$147,900,111	5,682,901	$65,243,302
Issued as reinvestment of dividends	632,780	7,235,545	63,491	727,192
Redeemed	(3,408,920)	(39,590,041)	(8,813,432)	(100,314,415)

Net increase (decrease)	9,953,370	$115,545,615	(3,067,040)	$(34,343,921)

Strategic Equity Portfolio:
Sold	1,350,824	$24,893,645	1,572,421	$27,564,469
Issued as reinvestment of dividends	4,340	81,475	4,357	75,996
Redeemed	(1,423,671)	(26,430,480)	(2,212,074)	(39,222,034)

Net decrease	(68,507)	$(1,455,360)	(635,296)	$(11,581,569)

Small Cap Equity Portfolio (Advisor Class):
Sold	10,213,721	$180,287,598	7,371,117	$127,723,966
Issued as reinvestment of dividends	44,329	796,330	2,458	36,225
Redeemed	(3,367,205)	(58,881,524)	(3,098,558)	(51,333,356)

Net increase	6,890,845	$122,202,404	4,275,017	$76,426,835

Small Cap Equity Portfolio (Institutional Class):
Sold	789,453	$14,376,353	17,572	$322,313
Issued as reinvestment of dividends	2,266	42,660	4	59
Redeemed	(47,596)	(874,191)	(3,150)	(49,490)

Net increase	744,123	$13,544,822	14,426	$272,882

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended		Year Ended
	10/31/12		10/31/11
	Shares	Amount	Shares	Amount
Large Cap Value Portfolio:
Sold	4,083,312	$40,611,128	7,951,647	$80,994,566
Issued as reinvestment of dividends	46,487	461,751	19,282	184,531
Redeemed	(6,008,290)	(61,954,649)	(3,881,036)	(39,444,073)

Net increase (decrease)	(1,878,491)	$(20,881,770)	4,089,893	$41,735,024

U.S. Emerging Growth Portfolio:
Sold	1,319,667	$9,779,721	605,524	$4,232,246
Issued as reinvestment of dividends	237	1,690	—	—
Redeemed	(353,934)	(2,542,270)	(772,199)	(5,184,885)

Net increase (decrease)	965,970	$7,239,141	(166,675)	$(952,639)

Large Cap 100 Portfolio:
Sold	1,907,459	$25,669,292	1,370,224	$17,271,413
Issued as reinvestment of dividends	3,540	48,043	1,903	23,899
Redeemed	(959,107)	(12,812,373)	(1,673,952)	(20,855,621)

Net increase (decrease)	951,892	$12,904,962	(301,825)	$(3,560,309)

Large Cap Growth Portfolio:
Sold	2,319,590	$33,962,947	1,671,219	$22,961,335
Issued as reinvestment of dividends	3,953	55,578	1,827	24,435
Redeemed	(740,787)	(10,731,435)	(1,006,116)	(13,383,723)

Net increase	1,582,756	$23,287,090	666,930	$9,602,047

Long/Short Portfolio:
Sold	325,379	$2,941,650	897,118	$7,941,459
Redeemed	(459,256)	(4,167,570)	(626,475)	(5,484,351)

Net increase (decrease)	(133,877)	$(1,225,920)	270,643	$2,457,108

Total Market Portfolio:
Sold	1,515,541	$13,831,286	1,850,633	$17,169,999
Issued as reinvestment of dividends	3,839	35,782	356	3,116
Redeemed	(1,467,718)	(14,156,012)	(1,415,448)	(12,767,612)

Net increase	51,662	$(288,944)	435,541	$4,405,503

Secured Options Portfolio:
Sold	7,860,085	$99,282,685	12,682,881	$151,885,486
Issued as reinvestment of dividends	777,399	9,297,702	367,447	4,266,060
Redeemed	(1,801,450)	(22,890,945)	(1,403,861)	(16,517,255)

Net increase	6,836,034	$85,689,442	11,646,467	$139,634,291

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended		Year Ended
	10/31/12		10/31/11
	Shares	Amount	Shares	Amount
International Secured Options Portfolio[1]:
Sold	2,082,659	$21,044,463	—	$—
Redeemed	(2,475)	(25,000)	—	—

Net increase	2,080,184	$21,019,463	—	$—

International Portfolio:
Sold	525,017	$6,099,724	1,624,255	$21,818,751
Issued as reinvestment of dividends	26,288	299,138	26,882	360,454
Redeemed	(9,921,590)	(116,173,908)	(8,250,259)	(111,643,145)

Net decrease	(9,370,285)	$(109,775,046)	(6,599,122)	$(89,463,940)

Philadelphia International Fund:
Sold	1,084,767	$11,471,611	1,874,328	$22,850,329
Issued as reinvestment of dividends	120,818	1,250,093	144,906	1,749,145
Redeemed	(4,678,308)	(52,119,127)	(3,143,994)	(38,001,715)

Net decrease	(3,472,723)	$(39,397,423)	(1,124,760)	$(13,402,241)

Philadelphia International Small Cap Fund (Class IV)[2]:
Sold	403,271	$3,365,836	350,499	$3,480,579
Issued as reinvestment of dividends	10,913	91,382	5,085	40,016
Redeemed	(63)	(543)	(4,154)	(39,207)

Net increase	414,121	$3,456,675	351,430	$3,481,388

Philadelphia International Emerging Markets Fund (Class IV)[3]:
Sold	4,452,773	$36,049,999	254,721	$2,570,304
Issued as reinvestment of dividends	17,135	147,710	—	—

Net increase	4,469,908	$36,197,709	254,721	$2,570,304

1 The International Secured Options Portfolio commenced operations on September 28, 2012.

2 The Philadelphia International Small Cap Fund commenced operations on May 31, 2011.

3 The Philadelphia International Emerging Markets Fund commenced operations on June 30, 2011.

For the year ended October 31, 2012, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund received $16,375 and $288,400 in purchase premiums, respectively and did not receive redemption fees. If a Fund receives purchase premiums and/or redemption fees, they are included in the sold amount and/or the redeemed amount, respectively, in the tables above.

As of October 31, 2012, with the exception of the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, Glenmede Trust, on behalf of its clients, holds of record

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of the Portfolios as of October 31, 2012. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	5% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
Government Cash Portfolio	3	18
Core Fixed Income Portfolio	1	15
Small Cap Equity Portfolio (Advisor Class)	2	53
Small Cap Equity Portfolio (Institutional Class)	2	100
Large Cap Value Portfolio	1	12
Large Cap Growth Portfolio	1	11
Total Market Portfolio	2	21
Secured Options Portfolio	1	16
International Secured Options Portfolio	1	76
International Portfolio	2	40
Philadelphia International Fund	4	90
Philadelphia International Small Cap Fund	5	93
Philadelphia International Emerging Markets Fund	1	94

6.	Lending of Portfolio Securities

As of October 31, 2012, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Government Cash Portfolio	$4,032,845		$4,115,000		0.54
Core Fixed Income Portfolio	5,953,629		6,064,480		1.22
Small Cap Equity Portfolio	40,693,553		41,306,224		9.54
Large Cap Value Portfolio	3,171,108		3,276,683		3.94
U.S. Emerging Growth Portfolio	5,854,786		6,030,250		17.51
Large Cap 100 Portfolio	6,780,579		6,957,664		5.54
Long/Short Portfolio	4,189,087		4,281,947		15.97
Total Market Portfolio	13,916,049	*	14,162,572	**	19.41
International Portfolio	5,581,414		5,882,434		3.38
Philadelphia International Fund	2,242,804		2,361,120		4.60

* The market value of loaned securities for the financing of short sales was $12,804,308.

** The market value of collateral used for the financing of short sales was $13,029,372.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Concluded)

7.	Recently Issued Accounting Pronouncements

Effective January 1, 2012, the Fund adopted Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRS. The amendments in the ASU included new guidance for certain fair value measurement principles and disclosure requirements. The adoption of ASU 2011-04 had no impact on the Fund’s net assets. Applicable disclosures have been incorporated.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

8.	Subsequent Event

Management has evaluated events and transactions subsequent to October 31, 2012 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there are no material events that would require additional disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Glenmede Fund, Inc. and Shareholders of Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Philadelphia International Small Cap Fund, and Philadelphia International Emerging Markets Fund (the portfolios constituting The Glenmede Fund, Inc.):

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations, of changes in net assets and of cash flows, and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Glenmede Fund Inc., (hereafter referred to as the “Fund”) at October 31, 2012, the results of each of their operations and cash flows for the year or period then ended, the changes in each of their net assets for each of the periods indicated, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 19, 2012

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2012

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value	$211,610,529	$43,916,449
Cash	17,263,248	1,548,172
Receivable for fund shares sold	319,010	140,000
Interest receivable	2,690,382	508,457
Prepaid expenses	7,141	1,515

Total assets	231,890,310	46,114,593

Liabilities:
Payable for fund shares redeemed	311,834	—
Payable for Trustees’ fees	1,545	331
Payable to Affiliate	30,604	6,140
Accrued expenses	54,951	11,902

Total liabilities	398,934	18,373

Net Assets	$231,491,376	$46,096,220

Net Assets consist of:
Par value ($0.001 of shares outstanding)	20,671	4,267
Paid-in capital in excess of par value	222,396,950	44,204,568
Undistributed net investment income	376,532	74,805
Accumulated net realized gain from investment transactions	21,997	—
Net unrealized appreciation on investments	8,675,226	1,812,580

Total Net Assets	231,491,376	46,096,220

Shares Outstanding	20,671,176	4,267,013

Net Asset Value Per Share	$11.20	$10.80

[1] Investment at cost	$202,935,303	$42,103,869

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2012

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Investment income:
Interest	$4,599,506	$981,812

Total investment income	4,599,506	981,812

Expenses:
Administration, transfer agent and custody fees	102,993	37,495
Professional fees	47,781	9,300
Shareholder report expenses	13,257	3,050
Shareholder servicing fees	282,283	61,982
Trustees’ fees and expenses	4,247	817
Registration and filing fees	5,890	4,390
Other expenses	28,404	5,747

Total expenses	484,855	122,781

Net investment income	4,114,651	859,031

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	31,492	—

Net change in unrealized gain of:
Investments	3,908,995	649,580

Net realized and unrealized gain	3,940,487	649,580

Net increase in net assets resulting from operations	$8,055,138	$1,508,611

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2012

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$4,114,651	$859,031
Net realized gain on:
Investment transactions	31,492	—
Net change in unrealized gain of:
Investments	3,908,995	649,580

Net increase in net assets resulting from operations	8,055,138	1,508,611
Distributions to shareholders from:
Net investment income	(4,022,453)	(849,591)
Net realized gain on investments	(86,242)	(51,802)
Net increase in net assets from capital share transactions	79,680,152	11,532,254

Net increase in net assets	83,626,595	12,139,472

NET ASSETS:
Beginning of year	147,864,781	33,956,748

End of year	$231,491,376	$46,096,220

Undistributed net investment income included in net assets at end of year	$376,532	$74,805

For the Year Ended October 31, 2011
		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$3,385,226	$817,172
Net realized gain on:
Investment transactions	78,216	53,401
Net change in unrealized loss of:
Investments	(449,644)	(292,694)

Net increase in net assets resulting from operations	3,013,798	577,879
Distributions to shareholders from:
Net investment income	(3,380,287)	(823,058)
Net realized gain on investments	(27,068)	(78,097)
Net increase (decrease) in net assets from capital share transactions	3,148,929	(2,263,205)

Net increase (decrease) in net assets	2,755,372	(2,586,481)

NET ASSETS:
Beginning of year	145,109,409	36,543,229

End of year	$147,864,781	$33,956,748

Undistributed net investment income included in net assets at end of year	$284,334	$66,841

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Muni Intermediate Portfolio
	For the Year Ended October 31,
	2012	2011	2010	2009	2008[1]

Net asset value, beginning of year	$10.95	$10.96	$10.69	$10.05	$10.35

Income from investment operations:
Net investment income	0.24	0.26	0.25	0.28	0.37
Net realized and unrealized gain (loss) on investments	0.26	(0.01)	0.26	0.65	(0.33)

Total from investment operations	0.50	0.25	0.51	0.93	0.04

Distributions to shareholders from:
Net investment income	(0.24)	(0.26)	(0.24)	(0.29)	(0.34)
Net realized capital gains	(0.01)	(0.00)[2]	—	—	—

Total distributions	(0.25)	(0.26)	(0.24)	(0.29)	(0.34)

Net asset value, end of year	$11.20	$10.95	$10.96	$10.69	$10.05

Total return	4.60%	2.37%	4.85%	9.40%	0.38%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$231,491	$147,865	$145,109	$113,558	$42,175
Ratio of operating expenses before reimbursements to net assets	0.26%	0.27%	0.28%	0.31%	0.32%
Ratio of operating expenses after reimbursements to average net assets	0.26%	0.27%	0.28%	0.31%	0.29%
Ratio of net investment income to average net assets	2.19%	2.42%	2.27%	2.62%	3.55%
Portfolio turnover rate	10%	10%	20%	32%	38%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	New Jersey Muni Portfolio
	For the Year Ended October 31,
	2012[1]	2011	2010	2009[1]	2008[1]

Net asset value, beginning of year	$10.63	$10.72	$10.44	$9.93	$10.20

Income from investment operations:
Net investment income	0.22	0.25	0.25	0.29	0.38
Net realized and unrealized gain (loss) on investments	0.19	(0.07)	0.28	0.53	(0.28)

Total from investment operations	0.41	0.18	0.53	0.82	0.10

Distributions to shareholders from:
Net investment income	(0.22)	(0.25)	(0.25)	(0.31)	(0.37)
Net realized capital gains	(0.02)	(0.02)	—	—	—

Total distributions	(0.24)	(0.27)	(0.25)	(0.31)	(0.37)

Net asset value, end of year	$10.80	$10.63	$10.72	$10.44	$9.93

Total return	3.90%	1.76%	5.17%	8.35%	0.95%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$46,096	$33,957	$36,543	$31,877	$17,506
Ratio of operating expenses before reimbursements to net assets	0.30%	0.30%	0.32%	0.37%	0.38%
Ratio of operating expenses after reimbursements to average net assets	0.30%	0.30%	0.32%	0.37%	0.34%
Ratio of net investment income to average net assets	2.08%	2.36%	2.42%	2.84%	3.69%
Portfolio turnover rate	6%	11%	14%	16%	22%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Face
Amount		Value

MUNICIPAL BONDS* — 91.4%

	Connecticut — 0.9%
$1,800,000	Connecticut State, Economic Recovery, General Obligation Unlimited, Series A,
	5.000% due 1/1/15	$1,978,020

	Florida — 5.1%
2,000,000	Florida State, Board of Education, General Obligation Unlimited, Series A,
	5.000% due 1/1/14	2,108,660
2,000,000	Florida State, Board of Education, General Obligation Unlimited, Series D,
	5.000% due 6/1/24	2,441,640
1,390,000	Florida State, Water Pollution Control Financing, Corporation Revenue, Water Pollution Control,
	5.500% due 1/15/13	1,396,088
2,550,000	Palm Beach County, Florida, Public Improvement Revenue,
	5.000% due 11/1/26	3,050,718
1,400,000	Seacoast Utility Authority, FL, Water & Sewer Utility System Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.500% due 3/1/14	1,485,120
1,380,000	Winter Park, FL, Water & Sewer Revenue, (AMBAC Insured), Prerefunded 12/1/12 @ 100,
	5.250% due 12/1/14	1,385,824

		11,868,050

	Georgia — 1.4%
1,745,000	Georgia State, General Obligation Unlimited, Series B, Prerefunded 4/1/17 @ 100,
	5.000% due 4/1/19	2,077,492
1,200,000	Private Colleges and Universities Authority, GA, Revenue Bonds, Agnes Scott College, Refunding,
	4.000% due 6/1/13	1,223,592

		3,301,084

	Illinois — 3.0%
3,500,000	Chicago, IL, General Obligation Unlimited, (AGMC Insured),
	5.000% due 1/1/26	3,953,075
2,530,000	Naperville, IL, General Obligation Unlimited,
	4.000% due 12/1/21[1]	2,984,767

		6,937,842

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Indiana — 0.4%
$780,000	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, (AGMC Insured),
	5.000% due 2/1/18	$935,189

	Kentucky — 1.6%
3,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, Series A,
	5.000% due 8/1/19	3,674,670

	Maryland — 0.9%
1,800,000	Maryland State, Street & Local Facilities Capital Improvements, General Obligation Unlimited, Prerefunded 3/1/16 @ 100,
	5.000% due 3/1/17	2,071,512

	Massachusetts — 2.4%
2,675,000	Massachusetts State, College Building Authority, Revenue Bonds, Refunding, Series B,
	5.000% due 5/1/24	3,307,959
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured),
	5.250% due 8/1/16	2,345,260

		5,653,219

	Michigan — 2.6%
5,000,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B,
	5.000% due 1/1/21	6,091,200

	Minnesota — 2.4%
4,390,000	Rochester, MN, General Obligation Unlimited, Refunding, Series A,
	5.000% due 2/1/22	5,591,938

	Nebraska — 1.4%
2,660,000	Omaha, NE, Public Power District, Revenue Bonds, Series C,
	5.000% due 2/1/18	3,217,962

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	New York — 8.4%
$2,000,000	Metropolitan Transportation Authority, NY, Dedicated Tax Funds Revenue, Series A,
	4.000% due 11/15/18	$2,336,080
3,785,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax Secured Bond, Series D,
	5.000% due 11/1/22	4,578,942
1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured),
	5.000% due 4/1/15	1,875,193
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.000% due 7/1/18	1,441,800
4,000,000	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A,
	5.000% due 3/15/24	4,856,240
4,375,000	Triborough Bridge and Tunnel Authority Revenue, Refunding, Series B, Prerefunded 11/15/12 @100,
	5.250% due 11/15/17	4,383,531

		19,471,786

	North Carolina — 5.2%
1,000,000	Buncombe County, NC, Certificate Participation, Refunding, Series B,
	5.000% due 6/1/13	1,027,190
5,000,000	North Carolina State Capital Improvement Obligation, Revenue Bonds, Series C,
	5.000% due 5/1/25	6,071,350
5,000,000	Wake County, NC, General Obligation Unlimited, Series C,
	0.190% due 4/1/19	5,000,000

		12,098,540

	Ohio — 2.4%
1,000,000	Ohio State, Common Schools, General Obligation Unlimited, Series B,
	5.000% due 3/15/13	1,017,680
700,000	Ohio State, General Obligation Unlimited, (AGMC Insured),
	5.500% due 11/1/13	736,435

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)

$2,000,000	Ohio State, Higher Education, General Obligation Unlimited, Refunding, Series A,
	5.000% due 8/1/15	$2,246,460
1,500,000	Ohio State, Major New Street Infrastructure Project Revenue, Series 2007-1, (AGMC Insured),
	5.000% due 6/15/13	1,543,170

		5,543,745

	Oregon — 2.8%
5,000,000	Oregon State Metro, General Obligation Unlimited, Series A,
	5.000% due 6/1/22	6,400,900

	Pennsylvania — 17.5%
200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC and NPFG Insured),
	5.000% due 3/1/17	210,398
1,700,000	Ambridge, PA, Area School District, General Obligation Unlimited, Prerefunded 11/1/14 @ 100, (NPFG Insured),
	5.500% due 11/1/29	1,871,564
500,000	Boyertown, PA, Area School District, (AGMC Insured),
	5.000% due 10/1/17	550,765
255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed),
	4.750% due 6/15/18	306,773
500,000	Central Bucks, PA, School District, General Obligation Unlimited, (NPFG Insured), Prerefunded 5/15/13 @ 100,
	5.000% due 5/15/16	512,895
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured),
	5.000% due 11/1/20	622,280
305,000	Dauphin County, PA, Prerefunded 5/15/15 @ 100, Series B, (AMBAC Insured),
	5.000% due 11/15/17	340,694
400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, Prerefunded 5/1/14 @ 100 Revenue, (NPFG Insured),
	5.000% due 5/1/25	427,888
215,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
	5.250% due 7/1/16	222,052

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$285,000	Delaware River Joint Toll Bridge Commission Revenue, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.250% due 7/1/16	$294,545
265,000	Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, (AMBAC Insured),
	5.500% due 8/1/18	310,734
515,000	Dover, PA, Area School District, General Obligation Unlimited, (FGIC Insured),
	5.375% due 4/1/18	525,300
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.000% due 9/1/20	1,171,840
325,000	Easton, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.000% due 4/1/17	382,613
955,000	Erie County, PA, General Obligation Unlimited,
	5.000% due 9/1/16	1,106,100
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.000% due 3/1/20	413,087
600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.000% due 11/15/18	716,514
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured),
	5.000% due 7/1/16	566,795
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured),
	5.000% due 6/1/16	1,344,068
435,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Catholic Health East, Prerefunded 11/15/14 @100,
	5.500% due 11/15/24	478,691
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.000% due 5/1/17	278,945
1,500,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured),
	5.000% due 2/1/18	1,744,020
250,000	Moon Area School District, PA, General Obligation Unlimited, (AGMC State Aid Withholding),
	5.000% due 11/15/17	281,593

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$90,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity,
	6.200% due 11/1/13	$92,312
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.000% due 8/15/20	555,435
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.500% due 8/15/18	909,015
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (AGMC Insured),
	5.000% due 6/1/18	783,986
905,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Centertech School, (FSA Insured),
	5.000% due 2/15/15	992,441
95,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Centertech School, Escrowed to Maturity, (FSA Insured),
	5.000% due 2/15/15	104,912
1,500,000	Pennsylvania State Public School Building Authority, School Revenue, North Pennsylvania School District Project,
	5.000% due 3/1/16	1,706,715
1,725,000	Pennsylvania State Public School Building Authority, School Revenue, Philadelphia School District Project, Prerefunded 6/1/13 @ 100, (AGMC Insured),
	5.250% due 6/1/24	1,775,128
60,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured),
	5.250% due 12/1/14	63,525
1,000,000	Pennsylvania State, General Obligation Unlimited,
	5.250% due 7/1/14	1,081,350
80,000	Pennsylvania State, General Obligation Unlimited, Series 2, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.000% due 7/1/15	82,546
750,000	Pennsylvania State, General Obligation Unlimited, Series A,
	5.000% due 8/1/16	872,527
260,000	Pennsylvania State, General Obligation Unlimited, Unrefunded Balance, Series 2, (NPFG Insured),
	5.000% due 7/1/15	268,159

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$3,000,000	Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Series D. Childrens Hosp. Phila,
	5.000% due 7/1/28	$3,532,440
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured),
	5.000% due 9/1/17	1,740,555
5,000,000	Philadelphia, PA, School District, General Obligation Unlimited, Series G,
	0.200% due 9/1/30	5,000,000
35,000	Ringgold, PA, School District, Escrowed to Maturity,
	6.200% due 1/15/13	35,431
2,360,000	Tredyffrin-Easttown, PA, School District, General Obligation Limited,
	5.000% due 2/15/20	2,994,698
1,500,000	University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue, University Capital Project, Mandatory Put 9/15/13 @ 100,
	5.500% due 9/15/39	1,566,630
1,425,000	Westmoreland County, PA, Municipal Authority, Municipal Service Revenue, Prerefunded to 8/15/15 @ 100, (AGMC Insured),
	5.250% due 8/15/25	1,616,591

		40,454,550

	Puerto Rico — 0.1%
100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @ 100,
	5.000% due 7/1/34	107,808

	South Carolina — 2.4%
2,500,000	Scago, Educational Facilities Corp. Revenue, Spartanburg School District No. 5 (AGMC Insured),
	5.000% due 4/1/15	2,722,775
2,500,000	South Carolina State, Public Service Authority Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.250% due 1/1/22	2,849,675

		5,572,450

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Tennessee — 7.5%
$4,600,000	Memphis, TN, General Obligation Unlimited, Series D,
	5.000% due 7/1/19	$5,703,448
1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D,
	5.000% due 7/1/17	1,252,146
5,000,000	Tennessee State School Bond Authority, Higher Educational Facility, 2nd PG A, Revenue Bonds,
	4.000% due 5/1/21	5,613,600
3,810,000	Tennessee State School Bond Authority, Higher Educational Facility, Revenue Bonds, Series C,
	5.000% due 5/1/19	4,668,317

		17,237,511

	Texas — 12.0%
2,755,000	Dallas, TX, Refunding and Improvement, General Obligation Limited, Refunding,
	5.000% due 2/15/14	2,920,052
3,000,000	Houston, TX, General Obligation Limited, Refunding, Public Improvement, Series B, (NPFG Insured), Prerefunded 3/1/14 @ 100,
	5.000% due 3/1/16	3,184,440
2,370,000	Houston, TX, Utilities System Revenue, Refunding, First Lien, Series A, (NPFG Insured),
	5.250% due 5/15/17	2,835,184
1,070,000	Humble, TX, Independent School District, General Obligation Unlimited, Refunding, Series A, (PSF Guaranteed),
	5.250% due 2/15/14	1,137,966
1,000,000	Laredo, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed),
	5.000% due 8/1/14	1,080,560
450,000	Northside, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed),
	5.000% due 2/15/14	477,139
2,875,000	San Antonio, TX, Electric and Gas Revenue,
	5.000% due 2/1/21	3,411,159
715,000	San Antonio, TX, General Obligation Limited,
	5.000% due 2/1/15	788,502
2,615,000	Tarrant Regional Water District, Revenue Bonds, (FGIC Insured),
	4.450% due 3/1/23	2,883,482

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)

$1,435,000	Texas State, Public Finance Authority, Building Revenue, Refunding, Texas Department Criminal Projects, (AMBAC Insured),
	5.000% due 2/1/13	$1,451,833
2,125,000	Texas State, Transportation Commission, Revenue Bonds,
	5.000% due 4/1/24	2,479,152
2,600,000	Texas State, Water Financial Assistance, General Obligation Unlimited, Series B,
	5.000% due 8/1/23	3,171,142
1,750,000	University of Texas, Revenue Bond, Financing System, Series A,
	5.000% due 8/15/16	2,039,100

		27,859,711

	Virginia — 3.5%
4,000,000	Richmond, VA, General Obligation Unlimited, Series A,
	5.000% due 3/1/23	4,997,120
1,500,000	Virginia College Building Authority, Educational Facilities Revenue,
	5.000% due 9/1/13	1,559,475
1,500,000	Virginia State, Public Building Authority, Public Facilities Revenue, Refunding, Series B,
	5.000% due 8/1/13	1,553,565

		8,110,160

	Washington — 7.5%
4,000,000	King County, WA, General Obligation Limited,
	5.000% due 7/1/20	5,025,160
1,000,000	King County, WA, General Obligation Limited, (FGIC and NPFG), Prerefunded 1/1/15 @ 100,
	5.000% due 1/1/21	1,098,900
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed),
	5.000% due 12/1/18	2,297,700
2,000,000	Seattle, WA, Drain & Wastewater Revenue, (NPFG Insured),
	4.375% due 2/1/26	2,151,920

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount	Value

MUNICIPAL BONDS* — (Continued)
Washington — (Continued)

$3,290,000	Washington State, Various Purposes, General Obligation Unlimited, Series E,
5.000% due 2/1/20	$4,024,427
2,500,000	Whatcom County, WA, School District No. 501, Refunding, (AGMC Insured),
5.000% due 12/1/15	2,834,575

17,432,682

TOTAL MUNICIPAL BONDS (Cost $202,935,303)	211,610,529

TOTAL INVESTMENTS (Cost $202,935,303)[2]	91.4%	$211,610,529
OTHER ASSETS IN EXCESS OF LIABILITIES	8.6	19,880,847

NET ASSETS	100.0%	$231,491,376

* Percentages indicated are based on net assets.
[1] When-issued security.
[2] Aggregate cost for federal tax purposes was $202,935,303.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
FSA — Financial Security Assurance
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

CREDIT QUALITY

On October 31, 2012, credit quality of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	20.1%	$46,196,738
Aa1	31.9	73,806,607
Aa2	14.5	33,597,488
Aa3	17.2	40,082,138
A1	0.2	525,300
A2	0.4	1,011,477
S&P’S CREDIT RATING:
AAA	2.2	4,948,552
AA-	1.9	4,423,093
AA	1.5	3,559,672
A+	0.1	278,945
A-	0.1	210,398
A	0.8	1,871,564
*NOT RATED	0.5	1,098,557

TOTAL MUNICIPAL BONDS	91.4%	$211,610,529

TOTAL INVESTMENTS	91.4%	$211,610,529

*	All securities that are not rated are deemed to be at least equivalent to A rating by the Investment Advisor.
[1]	When-issued security.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2012

Face
Amount		Value

MUNICIPAL BONDS* — 95.3%

	Delaware — 2.4%
	Delaware River & Bay Authority, Development Revenue, (NPFG Insured):
$500,000	5.000% due 1/1/17[1]	$546,715
500,000	5.000% due 1/1/19[1]	545,695

		1,092,410

	New Jersey — 91.7%
460,000	Atlantic County, NJ, General Obligation Unlimited,
	5.000% due 2/1/16	522,275
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed),
	4.500% due 12/15/19	587,205
500,000	Bergen County, NJ, General Obligation Unlimited,
	4.000% due 10/15/14	535,360
290,000	Cape May County, NJ, Municipal Utilities Authority Revenue, Refunding, Series A, (AGMC Insured),
	5.750% due 1/1/16	335,092
100,000	Chatham Boro, NJ, General Obligation Unlimited, (AGMC Insured),
	3.750% due 12/15/13	103,348
440,000	Clinton Township, NJ, Board of Education, General Obligation Unlimited,
	5.000% due 1/15/23	522,456
440,000	Demarest, NJ, School District, (AGMC Insured),
	5.000% due 2/15/18	510,211
125,000	Essex County, NJ, General Obligation Unlimited, (NPFG Insured), Escrowed to Maturity,
	5.000% due 5/1/13	127,993
350,000	Essex County, NJ, General Obligation Unlimited, Series C,
	5.000% due 8/1/18	423,643
300,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AGC Insured),
	4.500% due 10/1/14	322,200
250,000	Essex County, NJ, Improvement Authority Revenue, Guaranteed Lease, County Correctional, (FGIC Insured), Prerefunded 10/1/13 @ 100,
	4.500% due 10/1/23	259,770
250,000	Essex County, NJ, Utilities Authority Revenue, Refunding, (AGC Insured),
	5.000% due 4/1/20	291,268
700,000	Evesham, NJ, Municipal Utilities Authority, Revenue Bonds, Refunding,
	4.000% due 7/1/17	784,462

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$655,000	Garden State Preservation Trust, NJ, Open Space and Farmland, Series A, (AGMC Insured), Prerefunded 11/1/15 @ 100,
	5.800% due 11/1/21	$759,302
500,000	Hunterdon, NJ, Central Regional High School District, General Obligation Unlimited,
	4.000% due 9/15/19	588,195
850,000	Kingsway, NJ, Regional High School District, General Obligation Unlimited,
	3.000% due 2/1/24	894,642
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC and NPFG Insured),
	5.000% due 4/1/16	270,318
700,000	Manalapan-Englishtown, NJ, Regional Board of Education, General Obligation Unlimited,
	4.000% due 10/1/23	793,016
500,000	Maplewood Township, NJ, General Obligation Unlimited, Refunding (Township Guaranteed),
	5.000% due 10/15/19	619,770
810,000	Marlboro Township, NJ, Municipal Utilities Authority, Revenue Bonds, Prerefunded 12/1/17 @ 100,
	4.500% due 12/1/21	961,211
425,000	Mercer County, NJ, Improvement Authority Revenue, Courthouse Project, Series A, (County Guaranteed),
	5.000% due 4/1/16	487,211
500,000	Mercer County, NJ, Improvement Authority Revenue, Refunding, (County Guaranteed),
	5.000% due 9/1/18	605,050
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed),
	5.000% due 9/15/17	295,300
330,000	Middlesex County, NJ, Improvement Authority Revenue, (County Guaranteed),
	5.125% due 12/15/27	382,130
300,000	Monmouth County, NJ, Improvement Authority Revenue, Brookdale Community College, (County Guaranteed),
	4.000% due 8/1/16	337,425
	Monmouth County, NJ, Improvement Authority Revenue, Governmental Loan, (County Guaranteed):
160,000	4.000% due 2/1/15	172,275
500,000	5.000% due 12/1/21	607,740

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured),
	5.250% due 12/1/16	$109,978
455,000	Montgomery Township, NJ, General Improvement,
	5.000% due 9/1/20	562,539
375,000	Montgomery Township, NJ, General Obligation Unlimited,
	3.000% due 8/1/17	409,477
335,000	Montgomery Township, NJ, Sewer Utilities, General Obligation Unlimited,
	5.000% due 9/1/20	414,177
	Morris County, NJ, General Obligation Unlimited:
500,000	5.000% due 2/1/15	505,795
400,000	5.000% due 9/15/22	495,656
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (NPFG Insured),
	5.000% due 12/1/13	20,077
395,000	Mount Olive Township, NJ, General Obligation Unlimited, (AMBAC Insured),
	5.000% due 8/15/14	427,394
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series F, (FGIC and NPFG Insured), Prerefunded 6/15/13 @ 100,
	5.250% due 6/15/14	412,132
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (AGMC Insured),
	5.000% due 9/1/21	452,184
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, Series A, (AMBAC Insured),
	5.000% due 10/15/16	415,631
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured),
	5.000% due 3/1/18	490,549
	New Jersey Environmental Infrastructure Trust Revenue, Series A:
325,000	5.250% due 9/1/19	403,003
340,000	4.000% due 9/1/19	396,321
500,000	4.000% due 9/1/23	558,706
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center,
	5.000% due 7/1/16	279,958

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$400,000	New Jersey Health Care Facilities Financing Authority Revenue, Capital Health Systems Obligation Group, Series A, Prerefunded 7/1/13 @ 100,
	5.750% due 7/1/23	$414,176
300,000	New Jersey Health Care Facilities Financing Authority Revenue, St. Claires Hospital Inc., Series B, (NPFG Insured), Escrowed to Maturity,
	5.250% due 7/1/15	335,319
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Prerefunded 3/1/16 @100, (AMBAC Insured),
	5.000% due 3/1/17	74,828
250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (AGMC Insured),
	5.000% due 7/1/19	298,490
400,000	New Jersey State Educational Facilities Authority Revenue, Kean University, Series D (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.250% due 7/1/20	413,120
600,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/01/15 @ 100,
	5.000% due 7/1/32	673,302
850,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/1/15 @ 100,
	5.000% due 7/1/18	953,844
205,000	New Jersey State Educational Facilities Authority Revenue, Princeton University,
	5.000% due 7/1/14	221,257
450,000	New Jersey State Educational Facilities Authority Revenue, Rowan University, (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.125% due 7/1/21	464,386
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (AGMC Insured),
	5.000% due 9/1/14	539,250
500,000	New Jersey State Educational Facilities Authority, Montclair State University, Series J, (NPFG Insured),
	5.250% due 7/1/17	591,260

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, Series A, (AGMC Insured),
	5.000% due 9/1/16	$559,205
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured),
	5.000% due 7/1/17	276,073
100,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series E,
	3.875% due 5/1/13	101,527
	New Jersey State Transportation Trust Fund Authority, Series B, (NPFG Insured):
400,000	5.500% due 12/15/15	458,288
400,000	5.500% due 12/15/16	473,096
350,000	New Jersey State Transportation Trust Fund Authority, Series C, (NPFG Insured), Prerefunded 6/15/15 @ 100,
	5.250% due 6/15/17	393,957
250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC and NPFG Insured),
	5.000% due 6/15/17	285,920
100,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity,
	5.500% due 6/15/13	103,252
550,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity, (FGIC Insured),
	5.250% due 6/15/14	594,055
360,000	New Jersey State Turnpike Authority, Turnpike Revenue, Refunded Balance, Series A, (NPFG Insured), Escrowed to Maturity,
	6.000% due 1/1/14	384,055
400,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series G,
	5.000% due 1/1/17	463,888
690,000	New Jersey State, General Obligation Unlimited, Refunding, Series H,
	5.250% due 7/1/14	746,318
435,000	New Jersey State, General Obligation Unlimited, Refunding, Series M, (AMBAC Insured),
	5.500% due 7/15/14	473,163
285,000	New Jersey State, Turnpike Authority Revenue, Escrowed to Maturity,
	6.500% due 1/1/16	339,350

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$400,000	Newark, NJ, Housing Authority Revenue, Port Authority, Newark Marine Terminal, (NPFG Insured), Prerefunded 1/1/14 @ 100,
	5.000% due 1/1/37	$421,828
580,000	Northern Highlands, NJ, Regional High School District, General Obligation Unlimited, Refunding,
	4.000% due 6/15/18	679,748
710,000	Ocean City, NJ, Board of Education, General Obligation Unlimited, (NPFG Insured),
	5.000% due 4/1/16	810,820
500,000	Ocean City, NJ, General Obligation Unlimited,
	4.000% due 8/15/19	592,005
415,000	Ocean County, NJ, General Obligation Unlimited,
	5.000% due 6/1/18	507,346
600,000	Pequannock Township, NJ, General Obligation Unlimited, (NPFG Insured),
	4.000% due 10/15/16	668,856
1,340,000	Piscataway Township, NJ, General Obligation Unlimited,
	4.000% due 2/1/18	1,532,397
550,000	Princeton Boro, NJ, General Obligation Unlimited,
	4.000% due 2/1/18	634,810
600,000	Ramsey, NJ, School District, General Obligation Unlimited, Refunding,
	4.000% due 1/15/20	698,736
680,000	Somerset County, NJ, Improvement Authority Government Capital Equipment, Revenue Bonds,
	4.000% due 3/15/17	768,924
	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/13 @ 100:
335,000	6.750% due 6/1/39	347,757
225,000	7.000% due 6/1/41	233,883
610,000	6.250% due 6/1/43	631,454
400,000	Union County, NJ, General Obligation Unlimited,
	5.000% due 3/1/16	456,332
500,000	Washington Township, NJ, Board of Education Gloucester County, General Obligation Unlimited, (NPFG Insured),
	5.000% due 2/1/15	505,460
500,000	Wayne Township, NJ, General Obligation Unlimited, Refunding,
	4.000% due 9/1/18	582,520
750,000	West Morris, NJ, Regional High School District, General Obligation Unlimited,
	4.500% due 5/1/23	906,772

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2012

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$540,000	West Windsor Plainsboro, NJ, Regional School District, General Obligation Unlimited, Refunding, (AGMC Insured),
	5.000% due 9/15/15	$608,272
500,000	Woodbridge Township, NJ, General Obligation Unlimited, Refunding,
	5.000% due 7/15/24	584,545

		42,256,289

	Pennsylvania — 1.2%
435,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
	5.250% due 7/1/16[1]	449,268
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (NPFG Insured),
	5.000% due 7/1/13[1]	118,482

		567,750

	TOTAL MUNICIPAL BONDS (Cost $42,103,869)	43,916,449

TOTAL INVESTMENTS (Cost $42,103,869)[2]	95.3%	$43,916,449
OTHER ASSETS IN EXCESS OF LIABILITIES	4.7	2,179,771

NET ASSETS	100.0%	$46,096,220

* Percentages indicated are based on net assets.
[1] This is a joint regional authority.
[2] Aggregate cost for federal tax purposes was $42,103,869.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
NPFG — National Public Finance Guarantee Corporation

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2012

CREDIT QUALITY

On October 31, 2012, credit quality of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	16.3%	$7,440,480
Aa1	8.4	3,878,150
Aa2	11.8	5,492,860
Aa3	12.2	5,674,072
A1	12.8	5,840,470
A2	3.8	1,721,329
A3	1.7	803,237
Baa2	—	20,077
S&P’S CREDIT RATING:
AAA	6.4	2,908,251
AA+	6.2	2,825,909
AA-	4.3	2,001,643
AA	7.6	3,537,188
A+	1.0	485,582
*NOT RATED	2.8	1,287,201

TOTAL MUNICIPAL BONDS	95.3%	$43,916,449

TOTAL INVESTMENTS	95.3%	$43,916,449

*	All securities that are not rated are deemed to be at least equivalent to A rating by the Investment Advisor.
[1]	This is a joint regional authority.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of October 31, 2012, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The New Jersey Muni Portfolio is classified as non-diversified and the Muni Intermediate Portfolio is classified as diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio had all long-term investments, with corresponding sectors at Level 2 at October 31, 2012. For the year ended October 31, 2012, there were no transfers between Level 1 and 2.

Municipal Securities: The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each of the Portfolios’ federal tax returns filed in the 3-year period ended October 31, 2012 remains subject to examination by the Internal Reserve Service.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. In general, the provisions of the Act are effective for the Fund’s fiscal year ended October 31, 2012. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

As of October 31, 2012, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Muni Intermediate Portfolio	$376,532	$—	$21,997	$9,073,755
New Jersey Muni Portfolio	74,805	—	—	1,887,385

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

For the year ended October 31, 2012, Muni Intermediate Portfolio’s and New Jersey Muni Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

As of October 31, 2012, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios and was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income*	Gains	Capital
Muni Intermediate Portfolio	$4,022,226	$227	$86,242	$—
New Jersey Muni Portfolio	851,067	—	50,326	—

For the year ended October 31, 2012, permanent differences between financial and tax reporting, related primarily to distribution reallocations, were identified and reclassified among the components of the Portfolio’s net assets as follows:

	Accumulated Net	Net Realized
Portfolio	Investment Income	Gain (Loss)
New Jersey Muni Portfolio	$(1,476)	$1,476

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Muni Intermediate Portfolio and New Jersey Muni Portfolio, pursuant to an investment management agreement with the Fund. Under this agreement, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

Muni Intermediate Portfolio and New Jersey Muni Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio each pay Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of such Portfolio’s average daily net assets.

State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Fund, Inc., a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.

Foreside Compliance Servics, LLC is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Managing Director of Foreside Compliance Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the year ended October 31, 2012 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent trustees. A partner of the law firm is Secretary of the Fund.

3.	Purchases and Sales of Securities

For the year ended October 31, 2012, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$82,883,546	$17,742,467
New Jersey Muni Portfolio	13,199,726	2,478,370

As of October 31, 2012, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$8,749,523	$74,297	$8,675,226
New Jersey Muni Portfolio	1,818,529	5,949	1,812,580

4.	Shares of Beneficial Interest

The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Year Ended		Year Ended
	10/31/12		10/31/11
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	10,193,337	$113,372,446	4,616,562	$50,147,936
Issued as reinvestment of dividends	7,826	86,242	2,528	27,068
Redeemed	(3,034,077)	(33,778,536)	(4,356,630)	(47,026,075)

Net increase	7,167,086	$79,680,152	262,460	$3,148,929

New Jersey Muni Portfolio:
Sold	1,381,541	$14,853,057	406,441	$4,298,791
Issued as reinvestment of dividends	4,850	51,802	7,444	78,097
Redeemed	(313,576)	(3,372,605)	(629,423)	(6,640,093)

Net increase (decrease)	1,072,815	$11,532,254	(215,538)	$(2,263,205)

As of October 31, 2012, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. None of Portfolios had any shareholders that owned beneficially 5% or more of the shares outstanding of the Portfolios as of October 31, 2012.

5.	Concentration of Credit

The New Jersey Muni Portfolio primarily invests in debt obligations issued by the State of New Jersey and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities, to obtain funds for various purposes.

The New Jersey Muni Portfolio is more susceptible to factors adversely affecting issuers of the region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Concluded)

6.	Recently Issued Accounting Pronouncements

Effective January 1, 2012, the Fund adopted Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRS. The amendments in the ASU included new guidance for certain fair value measurement principles and disclosure requirements. The adoption of ASU 2011-04 had no impact on the Fund’s net assets. Applicable disclosures have been incorporated.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

7.	Subsequent Event

Management has evaluated events and transactions subsequent to October 31, 2012 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there are no material events that would require additional disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Glenmede Portfolios and Shareholders of Muni Intermediate Portfolio and New Jersey Muni Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Muni Intermediate Portfolio and New Jersey Muni Portfolio (constituting The Glenmede Portfolios, hereafter referred to as the “Fund”) at October 31, 2012, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 19, 2012

THE GLENMEDE FUND, INC.

Tax Information (Unaudited)
For the year ended October 31, 2012

Of the ordinary distributions made during the fiscal year ended October 31, 2012, the following percentages have been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

Government Cash Portfolio	67.78%
Core Fixed Income Portfolio	57.80%

Of the ordinary distributions made during the fiscal year ended October 31, 2012, the following percentages are tax exempt for regular Federal income tax purposes.

Tax-Exempt Cash Portfolo	100%

Of the ordinary distributions made during the fiscal year ended October 31, 2012, the following percentages qualify for the dividends received deduction available to corporate shareholders:

Strategic Equity Portfolio	100.00%
Small Cap Equity Portfolio	100.00%
Large Cap Value Portfolio	100.00%
U.S. Emerging Growth Portfolio	100.00%
Large Cap 100 Portfolio	100.00%
Large Cap Growth Portfolio	100.00%
Total Market Portfolio	100.00%

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

Foreign Taxes Paid or Withheld

Portfolio	Total
International Portfolio	$563,811
Philadelphia International Fund	159,987
Philadelphia International Small Cap Fund	13,478
Philadelphia International Emerging Markets Fund	41,941

The foreign taxes paid or withheld per share represent taxes incurred by the Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

The Fund is required by the Internal Revenue Code to advise shareholders within 60 days of the Fund’s fiscal year end (October 31, 2012) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, the Fund paid long-term capital gain distributions of:

THE GLENMEDE FUND, INC.

Tax Information (Unaudited) — (Continued)
For the year ended October 31, 2012

Core Fixed Income Portfolio	$6,423,074
Secured Options Portfolio	$6,610,827

Qualified dividend income (“QDI”) received through October 31, 2012, that qualified for a reduced tax rate pursuant to the Internal Revenue Code Section 1 (h)(11) are as follows:

Strategic Equity Portfolio	$1,480,681
Small Cap Equity Portfolio	1,432,726
Large Cap Value Portfolio	1,089,435
U.S. Emerging Growth Portfolio	50,445
Large Cap 100 Portfolio	1,343,458
Large Cap Growth Portfolio	421,456
Total Market Portfolio	197,516
Secured Options Portfolio	93,299
International Portfolio	4,141,243
Philadelphia International Fund	1,149,450
Philadelphia International Small Cap Fund	112,000
Philadelphia International Emerging Markets Fund	159,465

Qualified interest income (“QII”) received through October 31, 2012, that qualified for a reduced tax rate pursuant to the Internal Revenue Code Section 871 (k) are as follows:

Core Fixed Income Portfolio	9.13%
Government Cash Portfolio	0.00%

THE GLENMEDE PORTFOLIOS

Tax Information (Unaudited)
For the year ended October 31, 2012

Of the dividends paid by the Muni Intermediate Portfolio from net investment income for the fiscal year ended October 31, 2012, 100% is tax-exempt for regular Federal income taxes.

Of the dividends paid by the New Jersey Muni Portfolio from net investment income for the fiscal year ended October 31, 2012, 100% is tax-exempt for regular Federal income taxes and New Jersey taxes.

The Fund is required by the Internal Revenue Code to advise shareholders within 60 days of the Fund’s fiscal year end (October 31, 2012) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, the Fund paid long-term capital gain distributions of:

Muni Intermediate Portfolio	$86,242
New Jersey Muni Portfolio	$50,326

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited)

The information pertaining to the Board of Directors of The Glenmede Fund, Inc. and the Board of Trustees of The Glenmede Portfolios (collectively, the “Funds”) and their respective officers is set forth below. The Statement of Additional Information includes additional information about the Funds’ Directors/Trustees and is available without charge, upon request, by calling 1-800-442-8299. Each Director/Trustee holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director/Trustee and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the applicable Board or shareholders. Each officer is elected by the applicable Board and holds office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified.

Independent Directors/Trustees(1)

			Number of
	Positions Held	Principal	Portfolios in	Other
	with the Funds/	Occupations(s) During	Fund Complex	Directorships
Name and Age	Time Served	Past 5 Years	Overseen	Held

H. Franklin Allen, Ph.D Age: 56	Director of Glenmede Fund (since March 1991) and Trustee of Glenmede Portfolios (since May 1992)	Nippon Life Professor of Finance, and Professor of Economics, The Wharton School of The University of Pennsylvania; Professor of Finance and Economics (1990-1994); Vice Dean and Director of Wharton Doctoral Programs (1990-1993). Employed by The University of Pennsylvania (since 1980).	19	None

William L. Cobb, Jr. Age: 65	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Executive Vice President and Chief Investment Officer, The Church Pension Fund (defined benefit plan for retired clergy of the Episcopal Church) (since 1999); Vice Chairman, J.P. Morgan Investment Management (1994-1999), Chair (since 2008) and Member (until 2008), Investment Committee, The Minister and Missionaries Benefit Board of the American Baptist Church and the Wenner-Gren Foundation.	19	None

Gail E. Keppler Age: 66	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Co-CEO/COO TVG, Inc. (pharmaceutical marketing consulting) (1992-2002); Former Board Member, Laurel House; Former Division President and Board Member, Burke Marketing Services, Inc.	19	None

(1) Independent Directors/Trustees are those Directors/Trustees who are not “interested persons” of the Funds as defined in the 1940 Act.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Independent Directors/Trustees(1) — (Continued)

			Number of
	Positions Held	Principal	Portfolios in	Other
	with the Funds/	Occupations(s) During	Fund Complex	Directorships
Name and Age	Time Served	Past 5 Years	Overseen	Held

Francis J. Palamara Age: 87	Director of Glenmede Fund (since October 1988) and Trustee of Glenmede Portfolios (since May 1992)	Former Chief Operating Officer, The New York Stock Exchange; Former Trustee, Gintel Fund; Former Director, XTRA Corporation; Former Director, Executive Vice President-Finance and Chief Financial Officer, ARAMARK, Inc.; Former Director, The Pittston Company; Former Director, Brinks Corp.; Former Director, Constar Corporation; Former President, Meinhard Commercial Corporation; Former Executive Vice President and Chief Financial Officer, James Talcott, Inc.	19	None

Harry Wong Age: 64	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Managing Director, Knight Capital Americas, LP, an operating subsidiary of Knight Capital Group Inc. (investment banking) (2009-2011); Managing Director, Long Point Advisors, LLC (business consulting) (2003-2012); Managing Director, BIO-IB, LLC (healthcare investment banking) (2004-2009); Senior Managing Director, ABN AMRO (investment banking) (1990-2002); Adjunct faculty member, Sacred Heart University (2003-2007).	19	None

(1) Independent Directors/Trustees are those Directors/Trustees who are not “interested persons” of the Funds as defined in the 1940 Act.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Independent Directors/Trustees(1) — (Continued)

Interested Directors/Trustees(2)

			Number of	Other
			Portfolios in Fund	Directorships
		Principal	Complex Overseen	Held by
	Positions Held	Occupations(s) During	by Director/	Director/
Name and Age	with the Funds	Past 5 Years	Trustee	Trustee

Susan W. Catherwood(2) Age: 69	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Director (since 1988) and Member of the Investment Review/Relationship Oversight Committee (since 2001) and Compensation Committee (since 1993), Glenmede Trust; Director, The Glenmede Corporation (since 1988); Board Member, The Pew Charitable Trusts; Charter Trustee, The University of Pennsylvania; Chairman Emeritus, The University Museum of The University of Pennsylvania; Member, The Women’s Committee and Penn Museum Board of Overseers of The University of Pennsylvania; Chairman of the Board of Managers, The Christopher Ludwick Foundation; Board Member, Monell Chemical Senses Center; Director: Thomas Harrison Skelton Foundation and The Catherwood Foundation; Fellow and serves on Finance Committee, College of Physicians of Philadelphia.	19	None

(2) Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Susan W. Catherwood and G. Thompson Pew, Jr., are considered to be “interested” Director/Trustees of the Funds because of their affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and their stock ownership in The Glenmede Corporation, of which GIM is an affiliate.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Interested Directors/Trustees(2) — (Continued)

			Number of	Other
			Portfolios in Fund	Directorships
		Principal	Complex Overseen	Held by
	Positions Held	Occupations(s) During	by Director/	Director/
Name and Age	with the Funds	Past 5 Years	Trustee	Trustee

G. Thompson Pew, Jr. (2) Age: 70	Director of Glenmede Fund (since October 1988) and Trustee of Glenmede Portfolios (since May 1992) Chairman of the Funds (since June 2006)	Director, The Glenmede Corporation, Director, Member of the Relationship Oversight Committee, Executive Committee (until 2012), Private Equity/Real Estate Advisory Committee, and Chairman (until 2012) of the Compensation Committee, Glenmede Trust; Former Director, Brown & Glenmede Holdings, Inc.; Former Co-Director, Principal and Officer, Philadelphia Investment Banking Co.; Former Director and Officer, Valley Forge Administrative Services Company.	19	None

(2) Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Susan W. Catherwood and G. Thompson Pew, Jr., are considered to be “interested” Director/Trustees of the Funds because of their affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and their stock ownership in The Glenmede Corporation, of which GIM is an affiliate.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Concluded)

Interested Directors/Trustees(2) — (Continued)

Officers

	Positions Held with	Principal Occupation(s)
Name, Address and Age	the Fund/Time Served	During Past 5 Years

Mary Ann B. Wirts 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 61	President of the Funds since December 1997. Treasurer of the Funds since December 2002.	Managing Director and Chief Administrative Officer of Glenmede Trust. Managing Director and Chief Administrative Officer of Glenmede Investment Management LP (since 2006). First Vice President and Managing Director of Fixed Income of Glenmede Advisers (2000-2006). Employed by Glenmede Trust since 1982.

Kimberly C. Osborne 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 46	Executive Vice President of the Funds since December 1997.	Client Service Manager of Glenmede Investment Management LP (since 2006). Vice President of Glenmede Trust and Glenmede Advisers until 2008. Employed by Glenmede Trust 1993-2008 and Glenmede Advisers 2000-2008.

Michael P. Malloy One Logan Square Suite 1200 Philadelphia, PA 19103-6996 Age: 53	Secretary of the Funds since January 1995.	Partner in the law firm of Drinker Biddle & Reath LLP.

David James 4 Copley Place, Boston, MA 02116 Age: 41	Assistant Secretary of the Funds since December 2011.	Vice President and Managing Counsel, State Street Bank and Trust Company (2009-present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006-2009).

Jennifer LaBelle 200 Clarendon Street Boston, MA 02116 Age: 44	Assistant Treasurer of the Funds since December 2012.	Vice President, State Street Bank and Trust Company (since 2008).

Donna M. Rogers 10 High Street Boston, MA 02116 Age: 46	Chief Compliance Officer of the Funds since September 2004.	Managing Director, Foreside Compliance Services, LLC (since 2010); Senior Vice President, State Street Bank and Trust Company (2007-2010); Senior Director, Investors Bank & Trust Company (prior to merger with State Street) (2002-2007).

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds’ investment advisors and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Boards of Directors/Trustees — Considerations Regarding Investment Advisory and Sub-Investment Advisory Agreements

At meetings held on September 14, 2012, the Board of Directors of Glenmede Fund and the Board of Trustees of Glenmede Portfolios (collectively, the “Boards”) renewed the current Investment Advisory Agreements for each Portfolio of the Funds and the Sub-Investment Advisory Agreement for the International Portfolio and approved the Investment Advisory Agreement for the new International Secured Options Portfolio (the “New Portfolio”).

In determining whether to renew the Investment Advisory Agreements and the Sub-Investment Advisory Agreement for the existing Portfolios and to approve the Investment Advisory Agreement for the New Portfolio (collectively, the “Agreements”), the Boards, including all of the Directors/Trustees present who are not interested persons under the Investment Company Act of 1940 (the “Independent Directors”), reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Boards’ fiduciary duties, responsibilities and the factors the Boards should consider in their evaluation of the Agreements; (2) reports prepared by an independent rating and ranking organization and charts prepared by the Advisor and PIA comparing the performance of each existing Portfolio to the performance of its applicable benchmark index and relevant peer group; (3) a Thomson Reuters Inc. (“Thomson Reuters”) report comparing each Portfolio’s advisory fees, if any, and expenses to those of its relevant peer group; and (4) reports of and presentations by representatives of the Advisor and PIA that described: (i) the nature, extent and quality of the Advisor’s and PIA’s services provided or to be provided to their respective Portfolios; (ii) the experience and qualifications of the personnel providing those services; (iii) their organizational structures, financial information, insurance coverage and Forms ADV; (iv) their

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited) — (Continued)

investment philosophies and processes; (v) their assets under management and client descriptions; (vi) brokerage, soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vii) their advisory fee arrangements with those Portfolios that charge advisory fees; (viii) the proposed advisory fee arrangement for the New Portfolio; (ix) the voluntary fee waiver in effect for the Philadelphia International Fund and the contractual fee and expense waivers for the Long/Short Portfolio, Total Market Portfolio, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund and the proposed contractual fee and expense waivers for the New Portfolio; (x) the advisory fee arrangements with their other similarly managed clients; (xi) their compliance processes and conflicts of interest assessments; (xii) their profitability analyses related to providing services to the Portfolios; (xiii)the extent to which economies of scale are relevant to the Portfolios; and (xiv) the benefits of adding the New Portfolio to the Glenmede Fund complex. The Directors/Trustees discussed the written materials, the Advisor’s and PIA’s presentations, the Funds’ Chief Compliance Officer’s quarterly reports on the Advisor’s and PIA’s compliance programs and their responsiveness in addressing her recommendations, and deliberated on the Agreements in light of this information together with information provided to the Directors/Trustees over the course of the year. In their deliberations, the Directors/Trustees did not identify any single piece of information that was all-important or controlling.

The Boards, including all of the Independent Directors/Trustees present, reached the following conclusions, among others, regarding the Advisor and PIA and their respective Agreements: the Advisor and PIA each have the capabilities, resources and personnel necessary to manage their respective Portfolios, including the New Portfolio, the Advisor has the capabilities, resources and personnel necessary to oversee the management of PIA as sub-adviser to the International Portfolio; the Boards are satisfied with the quality of services provided by the Advisor and PIA in advising their respective Portfolios; the advisory fee for each Portfolio that pays an advisory fee, including the New Portfolio, with the exception of the Core Fixed Income Portfolio, International Portfolio, Philadelphia International Fund, Total Market Portfolio and Philadelphia International Small Cap Fund, is below the median and average actual advisory fees paid by comparable funds in their respective Thomson Reuters’ peer group; the advisory fees for the Core Fixed Income Portfolio, International Portfolio, Philadelphia International Fund, Total Market Portfolio and Philadelphia International Small Cap Fund are above the average and/or median peer group advisory fees, but below the highest peer group advisory fees; and each advisory and sub-advisory fee is reasonable as compared to PIA’s other similarly-managed sub-advised mutual fund clients and the Advisor’s and PIA’s similarly-managed separate account clients, considering that the mutual funds involve more compliance and regulatory filings and generally require additional services to manage shareholder purchases and redemptions than separate accounts. The Glenmede Fund Board also concluded that the advisory fees charged by the Advisor are based on services that are in addition to, rather than duplicative of, the services provided under the advisory

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited) — (Continued)

contracts of exchange traded funds in which the Portfolios and the New Portfolio may invest.

The Boards also concluded that based on the information provided, the total annual portfolio operating expenses paid by each Portfolio, including the New Portfolio, with the exception of the Government Cash Portfolio, International Portfolio, Total Market Portfolio and Philadelphia International Small Cap Fund are below the average and median expenses paid by comparable funds in their respective Thomson Reuters’ peer group; the expense ratios for the Government Cash Portfolio, International Portfolio, Total Market Portfolio and Philadelphia International Small Cap Fund are above the average and/or median peer group expense ratios, but are below the highest peer group expense ratios; the performance of the existing Portfolios is generally mixed as compared with their benchmark indices and other mutual funds in their peer groups as ranked by an independent rating and ranking organization and as demonstrated by charts provided by the Advisor and PIA comparing the performance of each Portfolio to its respective benchmark index and peer group.

The Boards also concluded that the profit to Advisor for advisory services and Glenmede Trust for shareholder servicing seem reasonable; the profit to PIA for advisory, shareholder servicing and sub-advisory services seem reasonable; and the benefits derived by the Advisor and PIA from managing their respective Portfolios, including how each uses soft dollars, the ways in which they conduct portfolio transactions and select brokers, seem reasonable. The Glenmede Fund Board noted that Glenmede Trust, from time to time, voluntarily waives a portion of its shareholder servicing fees and/or reimburses expenses with respect to the Government Cash Portfolio and Tax-Exempt Cash Portfolio to the extent necessary to prevent each such Portfolio from experiencing a negative yield. The Boards noted that since the investment advisory fees and shareholder servicing fees do not have breakpoints, there would be no economies of scale for those fees as the Portfolios’ assets increase. With respect to the Glenmede Fund Board’s evaluation of the Sub-Investment Advisory Agreement, economies of scale were not considered relevant because the sub-advisory fee is paid by the Advisor, not the International Portfolio or its shareholders, and therefore has no impact on the International Portfolio’s expense ratio.

Based upon each Board’s deliberations and evaluation of the information described above, the Directors/Trustees, including all of the Independent Directors/Trustees present, determined that the terms of each current and proposed Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and fair to the respective Portfolios and their shareholders.

The Glenmede Fund, Inc. and The Glenmede Portfolios
Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206
Custodian
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206
Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC.
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Auditors
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110
Investment Advisor
(for Philadelphia International Fund,
Philadelphia International Small
Cap Fund, and
Philadelphia International Emerging
Markets Fund)
Investment Sub-Advisor
(for International Portfolio)
Philadelphia International Advisors LP
One Liberty Place
1650 Market Street, Suite 1400
Philadelphia, Pennsylvania 19103

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.
As of October 31, 2012, the Registrant has adopted a code of ethics that applies to the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer). For the year ended October 31, 2012, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with the Form N-CSR under Item 12(a)(1).
Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Francis J. Palamara, who is “independent” as defined in Item 3(a)(2) of this Form.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees — The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $41,600 and $19,589 for the fiscal years ended October 31, 2011 and October 31, 2012, respectively.

(b)	Audit-Related Fees — There were no fees billed for the fiscal years ended October 31, 2011 and October 31, 2012 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees — The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns, other tax-related filings and excise tax calculations were $7,888 and $7,888 for the fiscal years ended October 31, 2011 and October 31, 2012, respectively.

(d)	All Other Fees — There were no other fees billed for the fiscal years ended October 31, 2011 and October 31, 2012 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.
(2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2012 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	Not applicable.

(h)	Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Schedule of Investments.
(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Investment Management Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of Ethics for the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer) described in Item 2 is attached hereto.
(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) THE GLENMEDE PORTFOLIOS

By (Signature and Title)	/s/ Mary Ann B. Wirts Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date January 3, 2013
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date January 3, 2013